485BPOS		File Nos. 333-95729
Allianz Rewards		811-05618
		Class I.D. C000007180
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	26	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	439	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on April 27, 2015 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: April 27, 2015
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS

ALLIANZ REWARDS® VARIABLE ANNUITY CONTRACT

Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America (Allianz Life®, we, us, our)

This prospectus describes a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).

The Contract is a “flexible purchase payment” contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is “variable” because the value of the Contract and any variable Annuity Payments you receive increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term “Investment Options” refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is “deferred” because you do not begin receiving regular Annuity Payments immediately.

All guarantees under the Contract are the obligations of Allianz Life and are subject to our claims paying ability.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: April 27, 2015

This prospectus contains information on the most recently offered May 2006 Contracts that are no longer offered for sale. Information regarding the product features and expenses specific to previous older versions of the Contracts can be found in the SAI.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future. Contracts with PRIME Plus Benefit may be subject to Investment Option allocation and transfer restrictions.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Conservative Fund
AZL MVP FusionSM Moderate Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
BLACKROCK
AZL® Money Market Fund
BlackRock Global Allocation V.I. Fund
FIDELITY
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

FRANKLIN TEMPLETON
AZL® Franklin Templeton Founding Strategy Plus Fund
Franklin High Income VIP Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Global Bond VIP Fund
GATEWAY
AZL® Gateway Fund
INVESCO
AZL® Invesco Equity and Income Fund

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio

TABLE OF CONTENTS

	Glossary	4
	Fee Tables	6
	Contract Owner Transaction Expenses	6
	Contract Owner Periodic Expenses	7
	Annual Operating Expenses of the Investment Options	8
	Examples	9
1.	The Variable Annuity Contract	10
	Ownership	11
2.	Purchase	12
	Purchase Payments	12
	Bonus	13
	Automatic Investment Plan (AIP)	14
	Allocation of Purchase Payments	14
	Tax-Free Section 1035 Exchanges	15
	Accumulation Units/Computing the Contract Value	15
3.	The Annuity Phase	16
	Income Date	17
	Traditional Annuity Payments	17
	Annuity Options	18
	Partial Annuitization	20
4.	Protected Retirement Income Made Easy:
	PRIME Plus Benefit	21
	Adding PRIME Plus Benefit To Your Contract	22
	Removing PRIME Plus Benefit From Your Contract	22
	Investment Option Allocation and Transfer Restrictions Under PRIME Plus Benefit	23
	PB Value	24
	Using PRIME Plus Benefit	28
	GPWB Payments	30
	Taxation of GPWB Payments	31
	When GPWB Ends	31
	GMIB Payments	32
	Amount Used to Calculate GMIB Payments	32
	Taxation of GMIB Payments	33
	When GMIB Ends	33
	Required Minimum Distributions (RMDs) Under Qualified Contracts with PRIME Plus Benefit	33
5.	Investment Options	34
	Substitution and Limitation on Further Investments	38
	Transfers Between Investment Options	38
	Excessive Trading and Market Timing	40
	Dollar Cost Averaging (DCA) Program	41
	Flexible Rebalancing	42
	Financial Adviser Fees	42
	Voting Privileges	43
Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

6.	Our General Account	43
7.	Expenses	43
	Separate Account Annual Expenses	43
	Contract Maintenance Charge	44
	Withdrawal Charge	44
	Transfer Fee	47
	Premium Tax	47
	Income Tax	47
	Investment Option Expenses	47
8.	Taxes	47
	Annuity Contracts in General	48
	Qualified Contracts	48
	Multiple Contracts	49
	Partial 1035 Exchanges	49
	Distributions – Non-Qualified Contracts	49
	Distributions – Qualified Contracts	50
	Assignments, Pledges and Gratuitous Transfers	51
	Death Benefits	51
	Spousal Continuation and the Federal Defense of Marriage Act (DOMA)	51
	Federal Estate Taxes	51
	Generation-Skipping Transfer Tax	52
	Foreign Tax Credits	52
	Annuity Purchases by Nonresident Aliens and Foreign Corporations	52
	Possible Tax Law Changes	52
	Diversification	52
	Required Distributions	52
9.	Access to Your Money	53
	Partial Withdrawal Privilege	54
	Systematic Withdrawal Program	55
	Minimum Distribution Program and Required Minimum Distribution (RMD) Payments	55
	Suspension of Payments or Transfers	56
10.	Death Benefit	56
	Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)	56
	Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB)	57
	When the Death Benefit Ends	58
	Death of the Owner and/or Annuitant Under All Other Contracts	59
	Death Benefit Payment Options During the Accumulation Phase	62
11.	Other Information	63
	Allianz Life	63
	The Separate Account	63
	Distribution	63
	Additional Credits for Certain Groups	65
	Administration/Allianz Service Center	65
	Legal Proceedings	65
	Financial Statements	65
	Status Pursuant to Securities Exchange Act of 1934	65
12.	Table of Contents of the Statement of Additional Information (SAI)	65
13.	Privacy and Security Statement	66
	Appendix A – Condensed Financial Information	68
	Appendix B – PB Value Calculation Examples	73
	Appendix C – GPWB Under PRIME Plus Benefit	75
	Appendix D – Death Benefit Calculation Examples	76
	Appendix E – Withdrawal Charge Examples	78
	For Service or More Information	80
	Our Service Center	80

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.

The following is a list of common abbreviations used in this prospectus:

AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
GMDB	=	Guaranteed Minimum Death Benefit	MAV	=	Maximum Anniversary Value
GMIB	=	Guaranteed Minimum Income Benefit	PRIME	=	Protected Retirement Income Made Easy
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Accumulation Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (Annual Increase Amount) – a calculation used in determining the PB Value under PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.

Annuity Options – the income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase for any Contract Value you apply to a Partial Annuitization.

Annuity Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

Base Contract – the contract corresponding to this prospectus that does not include PRIME Plus Benefit.

Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the bonus individual flexible purchase payment variable deferred annuity contract described by this prospectus.

Contract Anniversary – a 12-month anniversary of the Issue Date or any subsequent 12-month Contract Anniversary.

Contract Value – on any Business Day, the sum of the values in your selected Investment Choices, less any unvested bonus amounts. It does not include amounts applied to Annuity Payments.

Contract Year – any period of 12 months beginning on the Issue Date or a subsequent Contract Anniversary.

Excess Withdrawal – for Contracts with PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.

Financial Professional – the person who advises you regarding the Contract.

Full Annuitization – the application of the total Contract Value to Annuity Payments.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.

GMDB (Guaranteed Minimum Death Benefit) – the two different guaranteed death benefits.

GMIB (Guaranteed Minimum Income Benefit) – a feature under PRIME Plus Benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments based on the PB Value.

GMIB Payments – Annuity Payments we make to the Payee based on the PB Value.

GPWB (Guaranteed Partial Withdrawal Benefit) – a feature under PRIME Plus Benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value.

GPWB Maximum – under PRIME Plus Benefit, this is the annual limit on GPWB Payments available to you under GPWB.

GPWB Payments – withdrawal payments we make to the Owner based on the PB Value.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.

Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners – two Owners who own a Contract.

MAV (Maximum Anniversary Value) – a calculation used in determining the PB Value under PRIME Plus Benefit, and in determining the GMDB value under Enhanced GMDB.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Traditional Annuity Payments (or part of the PB Value to GMIB Payments if your Contract includes PRIME Plus Benefit).

Payee – the person or entity who receives Annuity Payments during the Annuity Phase.

PB Value – the amount used to calculate GPWB Payments and GMIB Payments under PRIME Plus Benefit.

PRIME (Protected Retirement Income Made Easy) Plus Benefit – an optional benefit package that includes a GMIB and GPWB and carries a higher charge.

Purchase Payment – the money you put into the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).

Rewards Value – on any Business Day it is equal to the sum of the values of your Investment Choices and includes unvested bonus amounts.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed in the following section. The address for sending applications for new Contracts is listed on the application.

Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

FEE TABLES

The following tables describe the fees and expenses that you pay when owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

The first tables describe the fees and expenses that you pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge During the Accumulation Phase(1), (2),(3)
(as a percentage of each Purchase Payment withdrawn)

Number of Complete Years Since We Received Your Purchase Payment	Charge
0	8.5%
1	8.5%
2	8.5%
3	8.5%
4	8.0%
5	7.0%
6	6.0%
7	5.0%
8	4.0%
9	3.0%
10 years or more	0.0%

Transfer Fee(4) ……………………………………	$25
Premium Tax(5)……………………………………	0% to 3.5%
(as a percentage of each Purchase Payment)

(1)
The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year is not added to the amount that is available in the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money; and section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – GPWB Payments.

(2)
The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus), less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals).

(3)
In Connecticut and New Jersey, the withdrawal charge is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for the time periods referenced. For more information, please see section 7, Expenses – Withdrawal Charge.

(4)
The first twelve transfers in a Contract Year are free. We count all transfers made in the same Business Day as one transfer. The following transfers are not subject to a transfer fee and do not count against any free transfers we allow: dollar cost averaging transfers, flexible rebalancing transfers, or the allocation and transfer restrictions for PRIME Plus Benefit. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses – Transfer Fee.

(5)
It is our current practice not to make deductions from the Contract Value to reimburse ourselves for premium tax that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses – Premium Tax.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

CONTRACT OWNER PERIODIC EXPENSES

The next tables describe the fees and expenses that you pay periodically during the time that you own your Contract, not including the Investment Options’ fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charge and the administrative charge.

During the Accumulation Phase:

Contract Maintenance Charge(6) ………………	$40
(per Contract per year)
Separate Account Annual Expenses
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

	Maximum and Current Charges for a Base Contract			Current Charges for a Contract with PRIME Plus Benefit(7),(8)
	M&E Charge	Admin. Charge	Total	M&E Charge	Admin. Charge	Total
Traditional GMDB	1.55%	0.15%	1.70%	2.25%	0.15%	2.40%
Enhanced GMDB	1.85%	0.15%	2.00%	2.45%	0.15%	2.60%

	Maximum Charges(9) for a Contract with PRIME Plus Benefit
	M&E Charge	Admin. Charge	Total
Traditional GMDB	2.70%	0.15%	2.85%
Enhanced GMDB	2.90%	0.15%	3.05%
During the Annuity Phase:

Contract Maintenance Charge(6)..….…………	$40
(per Contract per year)
Separate Account Annual Expenses – if you request variable Traditional Annuity Payments
The annualized rate is realized on a daily basis as a percentage of each Investment Option’s net asset value.

M&E Charge(10)	1.55%
Administrative Charge	0.15%
Total	1.70%

(6)
We waive the contract maintenance charge if the Rewards Value of your Contract is at least $75,000 at the time we are to deduct the charge (except in Texas). For more information, please see section 7, Expenses – Contract Maintenance Charge.

(7)
PRIME Plus Benefit may not be available in all states; check with your Financial Professional. You can add PRIME Plus Benefit to your Contract once before age 76. The current charges apply if you add PRIME Plus Benefit or if you reset the 7% AIA.

(8)
If you exercise the GPWB, the increased expenses associated with PRIME Plus Benefit continue until both the GMIB and GPWB terminate and the increased expenses associated with the Enhanced GMDB (if applicable) continue as long as the Enhanced GMDB value is greater than zero.

(9)	This is the maximum charge we could impose if you add PRIME Plus Benefit or if you reset the 7% AIA.

(10)
Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have a different M&E charge on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase – Partial Annuitization.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2014, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.65%	1.58%
*
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

EXAMPLES

The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers. You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown. The expenses shown in these examples do not show the effect of any expenses assessed against the bonus.

We deduct the total $40 contract maintenance charge in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Rewards Value at the end of year is at least $75,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $75,000 (see section 7, Expenses – Contract Maintenance Charge). A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

a)	Maximum charges* for a Contract that has the Enhanced GMDB and PRIME Plus Benefit
(which carries the highest Separate Account annual expense of 3.05%)

b)	Current charges for a Contract that has the Enhanced GMDB and PRIME Plus Benefit
(which carries a Separate Account annual expense of 2.60%).

c)	The Base Contract with the Traditional GMDB
(which carries the lowest Separate Account annual expense of 1.70%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.58% (the maximum Investment Option operating expense)	a)	$1,354	$2,367	$3,337	$5,417
	b)	$1,310	$2,239	$3,133	$5,055
	c)	$1,221	$1,980	$2,712	$4,276
0.65% (the minimum Investment Option operating expense)	a)	$1,262	$2,102	$2,911	$4,650
	b)	$1,218	$1,971	$2,698	$4,249
	c)	$1,128	$1,703	$2,255	$3,386
In Connecticut and New Jersey the lower withdrawal charge would result in slightly lower expense examples.

If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.58% (the maximum Investment Option operating expense)	a)	$504	$1,517	$2,537	$5,117
	b)	$460	$1,389	$2,333	$4,755
	c)	$371	$1,130	$1,912	$3,976
0.65% (the minimum Investment Option operating expense)	a)	$412	$1,252	$2,111	$4,350
	b)	$368	$1,121	$1,898	$3,949
	c)	$278	$853	$1,455	$3,086

*	If you add PRIME Plus Benefit or if you reset the 7% AIA, your Separate Account annual expense may be less than this amount, but it cannot be greater than this amount.

**
Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states. GMIB Payments are not available until ten Contract Years after: a) the date PRIME Plus Benefit was added to your Contract, or b) after the date of any 7% AIA reset.

See Appendix A for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for previous older versions of the Contracts.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

1.	THE VARIABLE ANNUITY CONTRACT

The Contract is no longer offered for sale. However, as an existing Owner you can make additional Purchase Payments to your Contract during the Accumulation Phase, subject to the restrictions set out in section 2, Purchase – Purchase Payments.

We no longer accept additional Purchase Payments to Contracts issued in all states except Connecticut, Florida, and New Jersey.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.

•	The Business Day before the Income Date if you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive in Good Order at our Service Center the death benefit payment option and due proof of death from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.

The Annuity Phase is the period during which we make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least three years after your Issue Date. For Contracts with PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning ten Contract Years after the date PRIME Plus Benefit is added to your Contract, or ten years after the date of any 7% AIA reset. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portions of the Contract are in the Accumulation Phase and other portions are in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have ended, as indicated in section 3, The Annuity Phase.

*	GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Contracts with PRIME Plus Benefit may be subject to Investment Option allocation and transfer restrictions (see section 4, Protected Retirement Income Made Easy:  PRIME Plus Benefit). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

We do not make any changes to your Contract without your permission except as may be required by law.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

The Contract ends when:

•	the Accumulation Phase ends,

•	the Annuity Phase, if any, ends and/or

•	if we received a Valid Claim, all applicable death benefit payments have been made.

For example, if you purchased a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract end although the Annuity Phase never began and we did not make any death benefit payments.

State Specific Contract Restrictions

The Contract is subject to the law of the state in which it was issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include, but are not limited to , the following.

•	The withdrawal charge schedule.

•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.

•	Selection of certain Income Dates.

•	Restrictions on your ability to make additional Purchase Payments.

•	Selection of certain assumed investment rates for variable Annuity Payments.

•	Our ability to restrict transfer rights.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP

Owner

You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts can only have one Owner. You can change Owners at any time subject to our approval. Upon our approval, any ownership change becomes effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner

Non-Qualified Contracts can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner becomes the sole primary Beneficiary. We then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

NOTE: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

Annuitant

The Annuitant is the individual on whose life we base Annuity Payments. You designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract, and the joint Annuitants must be spouses. For jointly owned Contracts, if the Annuitant dies before the Annuity Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. For example, if a sole Owner dies during the Accumulation Phase of the Contract, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation Phase of the Contract, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If a sole Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies after a Full Annuitization under an Annuity Option with a guaranteed period, Annuity Payments to the Payee continue until the Contract ends and are paid at least as rapidly as they were being paid at the time of the Annuitant’s death. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

Payee

The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.

Beneficiary

The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.

NOTE FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. Spousal Joint Owners may also appoint contingent Beneficiaries. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who were never spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

If both spousal Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the spousal Joint Owner who died last if there are no named contingent Beneficiaries.

Assignments, Changes of Ownership and Other Transfers of Contract Rights

You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.

You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.

Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.

An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

2.	PURCHASE

PURCHASE PAYMENTS

We no longer accept additional Purchase Payments to Contracts issued in all states except Connecticut, Florida, and New Jersey.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

The Purchase Payment requirements for Contracts issued in Connecticut, Florida, and New Jersey are as follows.

•	You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.

•
You cannot make any additional Purchase Payments to the Contract after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date) or after you exercise the GPWB. In certain states, additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted. (In Connecticut, no Purchase Payments may be made on or after the older Owner’s 81st birthday, or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).

•	The maximum total amount we accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).

Purchase Payments to Qualified Contracts are limited by federal law and must be from earned income or a qualified transfer or rollover. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70½.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

BONUS

We will credit each Purchase Payment we receive before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) with a bonus at the time it is received. During the first 90 days of your Contract, we base the bonus rate on all net Purchase Payments (not including any bonus) received, which is the total amount of Purchase Payments received in the first 90 days of your Contract, less any withdrawals (but including any withdrawal charge) taken during this period. After this initial period, we base the bonus rate on all net Purchase Payments (not including any bonus) received from the Issue Date until the time of the contribution. The bonus rates are as follows:

Net Purchase Payment	Bonus
$0 - $24,999	4%
$25,000 - $99,999	5%
$100,000 - $999,999	6%
$1,000,000 - $4,999,999	7%
$5,000,000 +	8%
We credit the bonus to your Contract subject to the following terms:

1)
Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. The bonus only becomes part of any guaranteed benefits that are based on Contract Value as it becomes vested. You will not receive the amount of the bonus credited in any guaranteed benefits that are based on Purchase Payments. Any bonus amounts you receive during the first 90 days of your Contract will vest based on the date of the additional Purchase Payment to which they are applied. The vesting schedule is as follows:

Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%

2)	We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge.

3)	All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.

4)	If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.

We pay all bonus amounts from the general account assets of Allianz Life.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Contract charges are deducted from your Rewards Value. Therefore, your Contract incurs expenses on the total Contract Value and any unvested bonus amounts. If you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Rewards Value, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus annuity. You may alleviate this risk by allocating the bonus amounts to the AZL Money Market Fund. If you select the AZL Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the AZL Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value or Rewards Value and, therefore, any unvested bonus amounts will cease to exist.

Example

•
You purchased the Contract with an initial Purchase Payment of $80,000. The bonus rate for this payment would be 5% and the bonus amount would be $4,000. This bonus will be completely vested on the third Contract Anniversary.

•	30 days later we receive a second Purchase Payment of $25,000. The bonus rate for this payment would be 6% and the bonus amount would be $1,500.

•
At the time we receive your second payment, you would also receive an additional bonus of 1% (or $800) on your initial Purchase Payment because the second payment was received within the first 90 days of your Contract. The total bonus you would receive on your second Purchase Payment would be $2,300 and this bonus will become vested based on the date we receive your second Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP is no longer available to Contracts issued in all states except Connecticut, Florida, and New Jersey.

The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. Investments take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change AIP at any time. We must be notified by the first of the month in order to stop or change AIP for that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.

We reserve the right to discontinue or modify AIP at any time and for any reason.

You cannot exercise the GPWB and participate in AIP at the same time. AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code, or after the Income Date on which you take a Full Annuitization.

ALLOCATION OF PURCHASE PAYMENTS

We allocate your Purchase Payments to the Investment Choices you select. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices do not change the future allocation instructions. If you do not change your allocation instructions, we allocate any additional Purchase Payments according to your future Purchase Payment allocation instructions. Contracts with PRIME Plus Benefit may be subject to Investment Option allocation and transfer restrictions (see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit).

If you select the AZL Money Market Fund for your bonus allocation, that is the default allocation for the bonus unless otherwise specified. If you do not select the AZL Money Market Fund for your bonus allocation, then the bonus is allocated the same way as the corresponding Purchase Payment.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we always allow you to invest in at least five Investment Options.

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted the payment. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus (1350 Energy Lane, Suite 200), which may delay processing.

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

The Rewards Value (the Contract Value plus any unvested bonus amounts) in the subaccounts increase and decrease based upon the investment performance of the Investment Option(s) you choose. Your Rewards Value is also affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Rewards Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:

•	Adding declared distributions (daily interest, dividends, long term gains and short term gains) for an Investment Option to its net asset value (NAV).

•	That result is then divided by the NAV the end of the prior business day to determine the overall daily performance in the Investment Option.

•	That calculation is then multiplied by one minus the current Business Day’s mortality and expense risk charge and any additional calendar days since the prior Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Rewards Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary reflects the number and value of the Accumulation Units at the end of the previous Business Day.)

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•     The bonus rate is 4%.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Investment Option you chose is $13.25.

We then divide $3,120 ($3,000 Purchase Payment plus $120 bonus amount) by $13.25 and credit your Contract on Wednesday night with 235.47 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day’s price.

3.	THE ANNUITY PHASE

You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, the amount payable is the amount that would have been provided at the true age or gender.

*
GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value. For more information, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – PB Value.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

INCOME DATE

The Income Date is the date Annuity Payments (GMIB Payments and/or Traditional Annuity Payments) begin. Your scheduled Income Date in your Contract is the maximum permitted Income Date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different Income Date, but any such request is subject to applicable law and our approval. The extension available to you may vary depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month and must be at least three years after the Issue Date. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning ten Contract Years after the date PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset (and certain other conditions must also be met). The Income Date cannot be later than what is permitted under applicable law.

NOTE: You must take a Full Annuitization of your total Contract Value on the maximum permitted Income Date if, at that time, your Contract Value is greater than zero. We base your Annuity Payments on your Contract Value. If you have not selected an Annuity Option we make payments under the default option described in the “Annuity Payments” discussion of this section. Upon Full Annuitization you no longer have a Contract Value, any periodic withdrawal or payments other than Annuity Payments (which includes GPWB Payments) stop, and the death benefit ends.

TRADITIONAL ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

Annuity Option 6 is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, Annuity Option 6 is also available for fixed Traditional Annuity Payments.

We base Annuity Payments on your Contract Value.

Under a fixed payout, all of the Annuity Payments are the same dollar amount (equal installments) except as provided under Annuity Option 3. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event do we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose variable Traditional Annuity Payments, the dollar amount of the payments depend upon the following factors.

•	The Contract Value on the Income Date.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant, where permitted.

•	The Annuity Option you select.

•	The assumed investment rate (AIR) you select.

•	Your Contract’s mortality table.

•	The future performance of the Investment Option(s) you select.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

The AIR is 5%. We may agree with you to use a different value, however, the AIR cannot exceed 7%. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments decrease.

If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that your initial Traditional Annuity Payment must be $100 or more.

Each portion of the Contract that you apply to Traditional Annuity Payments ends upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	When the Contract ends.

ANNUITY OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments usually are lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

Option 4. Joint and Last Survivor Annuity with Payments Over 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A)	=	Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.

(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.

(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D)	=
The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E)	=	Dollar value of first variable Traditional Annuity Payment.

(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.

We base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

NOTE: For Contracts issued in Oregon, liquidations are available under Annuity Option 2 (life annuity with payments over 10, 15 or 20 years guaranteed) and Annuity Option 4 (joint and last survivor with payments over 10, 15 or 20 years guaranteed) if you select variable Traditional Annuity Payments. While an Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn. After we have made the guaranteed number of variable Traditional Annuity Payments, we restore the number of Annuity Units used in calculating the variable Traditional Annuity Payments to their original values as if no liquidation had taken place.

Option 6. Specified Period Certain Annuity. This option is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, it is also available for fixed Traditional Annuity Payments based on your Contract Value. Under this option, we make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, then we continue to make Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available to you under a Partial Annuitization.

NOTE: For Owners that are younger than age 59½, your Annuity Payments under Annuity Option 6 may be subject to a 10% additional federal tax if the specified period certain you select is less than your life expectancy.

PARTIAL ANNUITIZATION

Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

You can take Partial Annuitizations as Traditional Annuity Payments after the third Contract Anniversary, and/or as GMIB Payments (if applicable) beginning ten Contract Years after the date PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset. However, if your Contract includes PRIME Plus Benefit, you cannot take a Partial Annuitization after you exercise the GPWB, and you cannot take a GMIB Partial Annuitization if the PB Value is less than the Contract Value. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract ends.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value (or PB Value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract ends. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization decreases the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with PRIME Plus Benefit, it also decreases the PB Value. This decreases the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization reduces the PB Value and GMDB values differently. For more information, see the discussion of the PB Value in section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit; section 7, Expenses – Withdrawal Charge; and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.

For tax purposes, Annuity Payments we make under a Partial Annuitization are treated as partial withdrawals and not as annuity payments. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

4.	PROTECTED RETIREMENT INCOME MADE EASY: PRIME PLUS BENEFIT

PRIME Plus Benefit is not available in the state of Oregon.

PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.

PRIME Plus Benefit includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB) and carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 7, Expenses – Separate Account Annual Expenses. These benefits are provided as a package and are not available individually. The additional M&E charge for PRIME Plus Benefit reduces the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without PRIME Plus Benefit. PRIME Plus Benefit does not create Contract Value or guarantee the performance of any Investment Option.

We designed PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years after the date PRIME Plus Benefit is added to your Contract, or ten complete Contract Years after the date of any 7% AIA reset, before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. Bonus amounts do not become part of the PB Value that is based on Contract Value until they are vested. You do not receive the amount of the bonus credited on the parts of the PB Value that are based on Purchase Payments.

Because PRIME Plus Benefit carries a higher Contract expense it may not be appropriate if you:

•	do not intend to exercise either GMIB or GPWB,

•	do not intend to hold the Contract for the entire ten year waiting period, or

•	intend to take a Full Annuitization before the end of the ten year waiting period.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

If your Contract includes PRIME Plus Benefit and you do not exercise either GMIB or GPWB, you incur higher Contract expenses without receiving any advantage from PRIME Plus Benefit. Be sure to discuss with your Financial Professional whether or not PRIME Plus Benefit is appropriate for your situation.

Contracts with PRIME Plus Benefit may be subject to Investment Option allocation and transfer restrictions if limits on volatility or risk are exceeded.

ADDING PRIME PLUS BENEFIT TO YOUR CONTRACT

PRIME Plus Benefit is available for selection once before the older Owner’s 76th birthday (or the Annuitant’s 76th birthday if the Contract is owned by a non-individual). You cannot add PRIME Plus Benefit to a Contract once the older Owner reaches age 76. PRIME Plus Benefit may not be appropriate for Owners who are nearing age 75 because benefit values are limited after age 81. You can select PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We process your request to add PRIME Plus Benefit on the Contract Anniversary* that occurs after we receive your request in good order at our Service Center and the rider effective date is that Contract Anniversary. If you add PRIME Plus Benefit to your Contract, we increase the M&E charge as of the rider effective date. We guarantee that it is not more than the maximum M&E charge for Contracts with PRIME Plus Benefit that is set forth in the Fee Tables. Because we change the M&E charge, we change the number of Accumulation Units so that the Contract Value on the rider effective date remains the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

NOTE: For Contracts issued in Pennsylvania, PRIME Plus Benefit rider has a ten-day right-to-examine period. If you change your mind about PRIME Plus Benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove PRIME Plus Benefit rider from your Contract, we treat the rider as if we had not issued it and it is not available for future selection.

REMOVING PRIME PLUS BENEFIT FROM YOUR CONTRACT

You can elect to remove PRIME Plus Benefit from the Contract after selecting it any time before you exercise GMIB or GPWB. You cannot remove PRIME Plus Benefit after you exercise GMIB or GPWB and if you remove PRIME Plus Benefit from the Contract, it is not available for future selection. You can request the removal of PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We process your request on the Contract Anniversary* that occurs immediately after we receive your request in good order at our Service Center. If you remove PRIME Plus Benefit from your Contract, we decrease the M&E charge to equal the charge shown in the Fee Table for a Contract with your selected death benefit as of the rider removal date. Because we decrease the M&E charge, we change the number of Accumulation Units so that the Contract Value on the rider removal date remains the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

Although you cannot remove PRIME Plus Benefit from your Contract after you exercise GPWB or GMIB, you can end GPWB by electing to stop GPWB Payments and instead do one of the following.

•	Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (available at any time).

•	Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).

•	Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract ends and you may receive less money than you would have received under GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, GPWB ends and we no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, GPWB ends and we reduce the Separate Account annual expense to 1.70% on that portion of the Contract.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Although you can elect to stop GPWB Payments, you cannot elect to stop GMIB Payments. If you do elect to stop GPWB Payments:

•	GPWB ends,

•	the Accumulation Phase of the Contract ends,

•	GMDB ends, and

•	if you request Annuity Payments, that portion of the Contract ends as indicated in section 3, The Annuity Phase.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS UNDER PRIME PLUS BENEFIT

These restrictions apply to Contracts with PRIME Plus Benefit as described below. By selecting PRIME Plus Benefit, you allow us to reallocate your Contract Value in accordance with the procedures described in this section and in your Contract.

Contracts with PRIME Plus Benefit may be subject to Investment Option allocation and transfer restrictions. We put these restrictions in place to support PRIME Plus Benefit’s guarantees, and not to meet your investment objectives. To the extent that these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and PB Value.

For Contracts with PRIME Plus Benefit, we restrict your selection and allocation of certain Investment Options if any of the following limits on volatility or risk are triggered based on aggregate Investment Option assets held by Contracts with PRIME Plus Benefit:

•	the average one year volatility* is greater than 15%.

•	the average three year volatility* is greater than 15%.

•	the average one year risk** is greater than 75%.

•	the average three year risk** is greater than 75%.

*
As measured by standard deviation. This means that if the standard deviation in regard to aggregate Owner assets in the Investment Options held by Contracts with PRIME Plus Benefit is greater than 0.15, this limit will be exceeded.

**
As measured by the beta compared to the Standard & Poor’s® 500 Composite Price Index (S&P 500®). This means that if the beta in regard to aggregate Owner assets in the Investment Options held by Contracts with PRIME Plus Benefit as compared to the S&P 500® is greater than 0.75, this limit will be exceeded.

We monitor these limits on volatility and risk on the first of each calendar month, or the next Business Day if the first is not a Business Day. If any of these limits are triggered, we may implement the following restrictions based on the Investment Option groups:

•	Group A Investment Options are no longer available to you.

•	You cannot have more than 70% of your total Contract Value in Group B Investment Options.

•	There are no restrictions on allocations to Group C Investment Options.

Currently, there are no Investment Options available in Groups A or B.

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin High Income VIP Fund

Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

If Investment Options are made available in Groups A or B in the future, the following restrictions would apply:

If any of the volatility or risk limits are triggered, we send you written notice at least 30 days before implementing any restrictions. At that time, we ask you to reallocate any Contract Value you have in Group A Investment Options, and any amount in excess of 70% of your Contract Value you have in Group B Investment Options. We implement restrictions 60 days after any of the volatility or risk limits are triggered. If we receive instructions from you before the implementation date, we reallocate your Contract Value according to those instructions. If we do not receive any instructions from you by the implementation date, or if your Contract is still in violation of the allocation or transfer restrictions, we reallocate your Contract Value on the implementation date in the following order.

First, if you have Contract Value in Group A Investment Options:

•
If your most recent allocation instructions include both Group B and Group C Investment Options, we transfer all Contract Value out of Group A Investment Options and apply it to Group B and Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to Group A Investment Options).

•
If your most recent allocation instructions include only Group B Investment Options, we transfer all Contract Value out of Group A Investment Options and apply it to Group B Investment Options according to your most recent allocation instructions (excluding any allocations you made to Group A Investment Options).

•
If your most recent allocation instructions include only Group C Investment Options, we transfer all Contract Value out of Group A Investment Options and apply it to Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to Group A Investment Options).

•
If your most recent allocation instructions do not include any Group B or Group C Investment Options, we transfer all Contract Value out of Group A Investment Options and apply it to the AZL Money Market Fund.

Then, if you have more than 70% of total Contract Value in Group B Investment Options (including any Contract Value transferred out of Group A Investment Options as previously described):

•
If your most recent allocation instructions include any Group C Investment Options, we transfer the excess Contract Value* out of Group B Investment Options proportionately and apply it to Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to Group A and Group B Investment Options).

•
If your most recent allocation instructions do not include any Group C Investment Options, we transfer the excess Contract Value out of Group B Investment Options and apply it to the AZL Money Market Fund.

*	The amount of Contract Value in Group B Investment Options that is in excess of 70% of the total Contract Value.

After we implement the allocation or transfer restrictions, Group A Investment Options are no longer available for allocations or transfers, and we only allow you to make allocations or transfers to Group B Investment Options as long as the Contract Value in Group B options would be 70% or less of your total Contract Value after the allocation or transfer. In addition, we monitor your Contract Value in Group B Investment Options to ensure that it does not exceed 70% of the total Contract Value on the first of each calendar month, or the next Business Day if the first is not a Business Day. If you have more than 70% of the total Contract Value in Group B Investment Options we reallocate your Contract Value as indicated above without providing any advance written notice. Once we implement these restrictions, they remain in effect until GMIB and GPWB end. You may continue to make allocations or transfers to Group C Investment Options after we implement these restrictions without limitation as to the amount of Contract Value.

We do not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we provide written notice regarding changes to the Investment Option groupings. We secure all necessary SEC and other governmental approvals before adding or removing an Investment Option.

PB VALUE

GMIB and/or GPWB Payments under PRIME Plus Benefit are based on the PB Value. You can only access the PB Value by exercising GMIB or GPWB.

The PB Value before the date of any Owner’s death or exercise of GPWB is equal to either:

•	the 7% AIA;

•	the MAV; or

•	the Contract Value.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

If you exercise GMIB, the PB Value is equal to the MAV if it is greater than the 7% AIA. However, if the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

If you exercise GPWB and select the 5% payment option, the PB Value is equal to the greater of: a) the MAV, b) the 7% AIA, or c) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary. If you exercise GPWB and select the 10% payment option the PB Value is equal to the greater of: a) the MAV, or b) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary.

The 7% AIA may be more limited than the MAV because:

•
under the 7% AIA, the 7% increase is only applied to Purchase Payments (not including any bonus) received in the first five Contract Years and the 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years;

•	under GMIB, there are fewer available Annuity Options; and

•	under GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the 7% AIA and MAV decrease, but continue to be calculated. If you take a GMIB Full Annuitization or exercise GPWB, we establish a PB Value and the 7% AIA and MAV end. After you exercise GPWB, only the PB Value remains and continues to be calculated.

7% AIA Resets

Before the older Owner’s 80th birthday (or the Annuitant’s 80th birthday if the Contract is owned by a non-individual) and before you exercise either GPWB or GMIB, you can reset the 7% AIA to equal the Contract Value if that amount is greater than the 7% AIA on any Contract Anniversary. You cannot request a reset: a) after the older Owner reaches age 80 (or after the Annuitant reaches age 80 if the Contract is owned by a non-individual), b) after you exercise GPWB or GMIB (including taking a GMIB Partial Annuitization), c) after you take a Full Annuitization, or d) if the Contract Value is less than the 7% AIA. If you reset the 7% AIA, you have to wait ten Contract Years from the reset anniversary before you can begin GMIB or GPWB Payments. You can request a reset within 30 days following a Contract Anniversary. If your request is in good order, we process it as of the current Contract Anniversary* and we increase the 7% AIA to equal the Contract Value on that anniversary. If you reset the 7% AIA, on the reset anniversary we change the additional M&E charge for PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge is not more than the maximum M&E charge for Contracts with PRIME Plus Benefit that is set forth in the Fee Tables. If we change the M&E charge, we change the number of Accumulation Units so that the Contract Value on the reset anniversary remains the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

Calculating the 7% AIA

If the rider effective date is the Issue Date, the 7% AIA on the Issue Date is equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA on the rider effective date or reset anniversary is equal to the Contract Value (including any vested bonus) on that date.

On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments (not including any bonus) received that day,

•	reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you took a GMIB Partial Annuitization that day based on the:

–	7% AIA, we reduce the 7% AIA by the dollar amount applied to GMIB Payments.

–	MAV, we reduce the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

For each of the first five Contract Anniversaries that occur after the later of the rider effective date or the reset anniversary and before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

For each Contract Anniversary that occurs after the fifth, and after the later of the rider effective date or the reset anniversary, and before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to the sum of a) plus b) where:

a)	is all Purchase Payments (not including any bonus) received on or after the later of the fifth Contract Anniversary or the reset anniversary.

b)	is the difference of i) minus ii) with the result increased by 7% where:

i)	is the 7% AIA on the immediately preceding Business Day, and

ii)	is all Purchase Payments (not including any bonus) received on or after the later of the fifth Contract Anniversary or the reset anniversary.

We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

If the rider effective date or reset anniversary occurs before the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.

If the rider effective date is the Issue Date, the 7% AIA cap on the Issue Date is equal to two times the initial Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA cap on the rider effective date or reset anniversary is equal to two times the Contract Value (including any vested bonus) on that date.

On each Business Day before the fifth Contract Anniversary, the 7% AIA cap is equal to:

•	its value on the immediately preceding Business Day,

•	plus two times any additional Purchase Payments (not including any bonus) received that day,

•	reduced proportionately by the percentage of any Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	reduced proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization that day.

Beginning on the fifth Contract Anniversary, the 7% AIA cap no longer increases unless you reset the 7% AIA, but does decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.

If the rider effective date or reset anniversary occurs on or after the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.

On the rider effective date or the reset anniversary, the 7% AIA cap is equal to two times the Contract Value (including any vested bonus) on that date. The 7% AIA cap no longer increases after the rider effective date or the reset anniversary unless you reset the 7% AIA, but does decrease if you take a partial withdrawal or Partial Annuitization as follows:

•
reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of the PB Value applied to each GMIB Partial Annuitization.

Calculating the MAV

If the rider effective date is the Issue Date, the MAV on the Issue Date is initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date is after the Issue Date, the MAV on the rider effective date is initially equal to the Contract Value (including any vested bonus) on the rider effective date.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

On each Business Day other than a Contract Anniversary, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments (not including any bonus) received that day,

•	reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you take a GMIB Partial Annuitization that day based on the:

–	MAV, we reduce the MAV by the dollar amount applied to GMIB Payments, and

–	the 7% AIA, we reduce the MAV proportionately by the percentage of the 7% AIA applied to GMIB Payments.

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

Any traditional Partial Annuitizations or withdrawals you take may reduce the 7% AIA or the MAV by more than the amount annuitized or withdrawn. If the Contract Value (including any vested bonus) at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

If you exercise GPWB and select the 5% payment option, the PB Value only increases after you begin receiving GPWB Payments as a result of any step ups. If you exercise GPWB and select the 10% payment option, the PB Value stops increasing on the date you begin receiving GPWB Payments. In addition, if you exercise GPWB, the PB Value decreases:

•	on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) that do not exceed the GPWB Maximum; and

•
proportionately by the percentage of any Contract Value (including any vested bonus) taken as a withdrawal (including both GPWB Payments and Excess Withdrawals), including any withdrawal charge, for each withdrawal you take that exceeds the GPWB Maximum.

Please see Appendix B for examples of the calculations of the PB Value.

Step Ups Under GPWB With the 5% Payment Option

Step ups are not available under the 10% payment option and are not available once the older Owner reaches age 91. On every third Contract Anniversary after you exercise GPWB, if you elect the 5% payment option, we automatically step up the PB Value to equal the Contract Value (including any vested bonus) if that amount is greater than the PB Value.

Step ups continue to happen automatically until the earliest of: a) the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Contract is owned by a non-individual), or b) the PB Value is zero.

If we step up the PB Value, we also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. However, we do not also automatically step up the GPWB Payment. If we increase the GPWB Maximum, you can request to increase the amount of next year’s GPWB Payments by submitting a written request to our Service Center. (For more information, please see the discussion of “GPWB Payments” later in this section.)

Step ups increase the total amount available to you under GPWB. When the amount available to you is increased by a step up, the length of time over which you can receive GPWB Payments also increases, unless you elect to increase your GPWB Payments. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix C – GPWB Under PRIME Plus Benefit. Appendix C contains examples showing the effect of the step up available under the 5% payment option and the effect of an Excess Withdrawal on GPWB Payments.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

USING PRIME PLUS BENEFIT

GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. In addition, if you select the 5% GPWB Payment option, we increase (step up) the total amount of money you can withdraw (the PB Value) on every third Contract Anniversary after you exercise GPWB and before the older Owner’s 91st birthday to “lock in” any gains that are present in the remaining Contract Value as long as there is PB Value remaining in the Contract.

GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

GPWB and GMIB do not create Contract Value or guarantee the performance of any Investment Option. Be sure to discuss with your Financial Professional if GPWB and GMIB are appropriate for your situation.

You must hold your Contract for ten complete Contract Years after the date PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset, before you can exercise GPWB or GMIB and you can only exercise GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise GPWB or GMIB before the expiration of the ten-year waiting period.

If you exercise GPWB:

•	You can no longer remove PRIME Plus Benefit from the Contract.

•	You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) is no longer available to you. If you are participating in AIP, your participation ends

•	Partial Annuitizations are no longer available.

•	The additional M&E charge for PRIME Plus Benefit continues until both GPWB and GMIB end.

•	If you have Enhanced GMDB, the additional M&E charge for Enhanced GMDB continues as long as the Enhanced GMDB value is greater than zero.

•	The partial withdrawal privilege is no longer available to you; however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge.

•	The systematic withdrawal and minimum distribution programs are no longer available to you and if you are participating in these programs, your participation ends.

•	The Contract Value continues to fluctuate as a result of market performance, and decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.

•	The GMDB value no longer increases, and each GPWB Payment and any Excess Withdrawals reduces the GMDB value proportionately by the percentage of Contract Value withdrawn.

•	The PB Value no longer increases if you elect the 10% payment option and 7% AIA resets are no longer available.

•
If you select the 5% payment option, the PB Value may increase (step up) on every third Contract Anniversary after you exercise GPWB and before the older Owner’s 91st birthday as long as there is PB Value. If we step up the PB Value we may also step up the GPWB Maximum.

•	Each withdrawal (GPWB Payment and/or Excess Withdrawal) reduces the PB Value as follows:

–	withdrawals taken during the Contract Year that do not exceed the GPWB Maximum reduce the PB Value on a dollar for dollar basis, and

–	withdrawals taken during the Contract Year that do exceed the GPWB Maximum reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Withdrawals (GPWB Payments and/or Excess Withdrawals) that do not exceed the annual GPWB Maximum do not reduce the Withdrawal Charge Basis, but withdrawals that exceed the annual GPWB Maximum (including GPWB Payments) may be subject to a withdrawal charge and reduces the Withdrawal Charge Basis, as set out in section 7, Expenses – Withdrawal Charge.

Excess Withdrawals do not affect the GPWB Payment amount or frequency, but they may decrease the time over which you receive GPWB Payments.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

If you exercise GMIB under a Full Annuitization:

•	You can no longer remove PRIME Plus Benefit from the Contract and 7% AIA resets are no longer available.

•	The Accumulation Phase ends and the Annuity Phase begins.

•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments continues to be subject to a 1.70% Separate Account annual expense.

•	If you have not exercised GPWB, it is no longer available to you, and you cannot make additional Purchase Payments to the Contract.

•	If you exercised GPWB, GPWB Payments stop and GPWB ends.

•	GMDB ends.

If you exercise GMIB under a Partial Annuitization*:

•	You can no longer remove PRIME Plus Benefit from the Contract and 7% AIA resets are no longer available.

•	The Annuity Phase begins and the Accumulation Phase continues.

•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continue to be subject to the appropriate Separate Account annual expense.

•
If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.

•	GPWB continues to be available to you.

•	The Partial Annuitization reduces each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB.

•	GMIB Payments do not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

*	Not available after you exercise GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) are treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under PRIME Plus Benefit, the Owner controls:

•	when to exercise a benefit,

•	which benefit(s) to exercise,

•	the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase,*

•	the frequency of GPWB Payments,* and

•	whether to stop or restart GPWB Payments on an annual basis.

*	Owners do not have this flexibility under GMIB.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

GPWB PAYMENTS

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments do not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise GPWB, we ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. The payment option you select determines the GPWB Maximum, the PB Value and whether or not you receive an automatic increase or “step up” feature. The GPWB Maximum is the largest annual GPWB Payment that is available to you each Contract Year. Under the 5% payment option the GPWB Maximum is 5% of the PB Value each year, and under the 10% payment option it is 10% of the PB Value each year. Under the 5% payment option, the PB Value is the greater of the MAV, 7% AIA, or the Contract Value. Under the 10% payment option, the PB Value is the greater of the MAV or Contract Value. The 5% payment option contains an automatic step up* feature. Step ups are not available under the 10% payment option.

* See the discussion of “Step Ups Under GPWB with the 5% Payment Option” earlier in this section.

If you exercise GPWB, we also ask you to select the amount of the annual GPWB Payment you would like to receive subject to the GPWB Maximum. You cannot request GPWB Payments that would exceed the GPWB Maximum in a given Contract Year. Because GPWB Payments are non-cumulative, if you elect to receive less than the GPWB Maximum in a given year, it does not carry over to the next Contract Year.

If you request an Excess Withdrawal while you are receiving GPWB Payments and the amount you request plus your GPWB Payments exceeds the annual GPWB Maximum, the amount that exceeds the GPWB Maximum is subject to any applicable withdrawal charge* and reduces:

•	the Withdrawal Charge Basis,**

•	the Contract Value,

•	the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and

•	the GMDB value.

*	Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

**	GPWB Payments and Excess Withdrawals that do not exceed the annual GPWB Maximum do not reduce the Withdrawal Charge Basis.

Excess Withdrawals do not affect the GPWB Payment amount or frequency, but they may decrease the time over which you receive GPWB Payments. If you take no Excess Withdrawals while GPWB is in effect, we would pay the PB Value to you:

•	within ten years if you elect the 10% payment option and take the maximum allowable payment each year, or

•	within 20 years if you elect the 5% payment option and take the maximum allowable payment each year (assuming no step ups).

You can elect to receive GPWB Payments on an annual, semi-annual, quarterly, or monthly basis. If the scheduled GPWB Payment date does not fall on a Business Day, we make payment to you on the next Business Day. Each GPWB Payment is equal to the annual GPWB Payment divided by the number of payments you elected to receive during the Contract Year, until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value.

The initial GPWB Payment must be at least $100. If we are unable to structure the initial GPWB Payment so that it is at least $100, GPWB is not available and we contact you to discuss alternate arrangements.

Once each Contract Year, you can elect to:

•	change the frequency of next year’s GPWB Payments,

•	change the amount of next year’s GPWB Payment subject to the GPWB Maximum, or

•	stop GPWB Payments for the next GPWB Year.

You must provide notice of any of these requested changes to GPWB Payments to our Service Center at least 30 days before a Contract Anniversary. We make any change on the Contract Anniversary and the change remains in effect for the entire following Contract Year.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

The following changes are available at any time and are effective when we receive your request in good order at our Service Center.

•	Stop GPWB Payments completely and have us make GMIB Payments under a Full Annuitization based on the entire remaining PB Value.

•	Stop GPWB Payments completely and take an Excess Withdrawal of the entire Contract Value (including any vested bonus and less any withdrawal charge).

•	Stop GPWB Payments completely and have us make Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (including any vested bonus).

In addition, if you request an Excess Withdrawal while you are receiving GPWB Payments you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.

We deduct each GPWB Payment proportionately from the Investment Choices.

You can continue to receive GPWB Payments until the PB Value is exhausted or GPWB ends, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:

•	receive a lump sum payment of the entire remaining Contract Value (including any vested bonus and less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends+; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (including any vested bonus).

We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (including any vested bonus and less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends+.

+	If you took a Partial Annuitization, those portions of the Contract continue and we continue to make Annuity Payments as provided for in the selected Annuity Option.

NOTE: You are required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization, GPWB is no longer available and any GPWB Payments you were receiving stop.

TAXATION OF GPWB PAYMENTS

GPWB Payments are withdrawals and are treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment is most likely subject to ordinary income tax. In addition, if any Owner is younger than age 59½, GPWB Payments may be subject to a 10% additional federal tax. GPWB Payments are not subject to a withdrawal charge as long as you withdraw no more than your GPWB Maximum in any Contract Year. However, if you take an Excess Withdrawal and exceed your annual GPWB Maximum, the amount that exceeds the GPWB Maximum (including GPWB Payments) is subject to a withdrawal charge* based on the date of Purchase Payment receipt and reduces the Withdrawal Charge Basis, as indicated in section 7, Expenses – Withdrawal Charge.

*	Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

WHEN GPWB ENDS

GPWB ends upon the earliest of the following.

•	When PRIME Plus Benefit ends.

•	The Business Day you take an Excess Withdrawal of the entire Contract Value.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	When the Contract ends.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

GMIB PAYMENTS

The annuity income protection provided by GMIB applies only under the following circumstances.

•
Your Income Date must be within 30 days following a Contract Anniversary beginning ten Contract Years after the date PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset.

•	GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.

•	Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.

•	If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.

•	We base all GMIB Payments on an interest rate of 1% per year.

*	For more information see section 3, The Annuity Phase – Annuity Options.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments begin after your request has been received at our Service Center and is determined to be in good order. We make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.

Under GMIB you can take either a Full Annuitization, or before you exercise GPWB, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization reduces the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB. If you take a Partial Annuitization you cannot:

•	transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;

•	transfer amounts from one Annuity Payment stream to another; or

•	allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

You can elect to receive GMIB Payments on an annual, semi-annual, quarterly, or monthly basis. Each GMIB Payment is equal to the annual GMIB Payment divided by the number of payments you elected to receive during the Contract Year. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.

AMOUNT USED TO CALCULATE GMIB PAYMENTS

GMIB guarantees that the GMIB Payments are equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you incur higher Contract expenses without receiving any explicit benefit from GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances, we allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

TAXATION OF GMIB PAYMENTS

If you take a GMIB Partial Annuitization, GMIB Payments are treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract are considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% additional federal tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization is most likely subject to ordinary income taxes. For more information on Partial Annuitizations, please see section 3, The Annuity Phase – Partial Annuitization.

If you take a Full Annuitization under GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment is considered to be a return of your investment and is not subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment is subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment is most likely subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments generally are not subject to the 10% additional federal tax.

WHEN GMIB ENDS

If you have not exercised GMIB, it ends upon the earliest of the following.

•	When PRIME Plus Benefit ends.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.

•	When the Contract ends.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

If you exercise GMIB, each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	When PRIME Plus Benefit ends.

•	When the Contract ends.

*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

REQUIRED MINIMUM DISTRIBUTIONS (RMDs) UNDER QUALIFIED CONTRACTS WITH PRIME PLUS BENEFIT

GMIB and GPWB under PRIME Plus Benefit may have limited usefulness if you purchased a Qualified Contract that is subject to a RMD. If your Contract includes PRIME Plus Benefit and you do not exercise GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether GMIB is appropriate for your situation if you plan to exercise GMIB after your RMD beginning date.

You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. If you exercise GPWB, we ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. Therefore, under a Qualified Contract that is subject to RMDs, you may not be able to adjust your GPWB Payment to meet your required minimum distribution needs. If you own a Qualified Contract that is subject to RMDs and your RMD payment is greater than the GPWB Maximum, you cannot meet your RMD needs without taking Excess Withdrawals. In addition, RMD payments reduce your PB Value.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

5.	INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options’ prospectuses. To obtain a current prospectus for any of the Investment Options, contact your Financial Professional or call us at the toll free telephone number listed at the back of this prospectus.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. For more information about share classes, see the Investment Options’ prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), is a “fund of funds” and diversifies its assets by investing primarily in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not charge service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, to achieve a range generally from 50% to 70% of assets in the underlying equity funds and 30% to 50% in the underlying fixed income fund.

	AZL MVP Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Managed by Franklin Advisers, Inc.	Franklin High Income VIP Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 80% of its net assets in equity and income securities. Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 15% of net assets in REITs and up to 25% of net assets in foreign securities.

PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option’s Board of Directors monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options’ advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.50% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option’s assets on an ongoing basis, over time they increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Contracts with PRIME Plus Benefit are subject to Investment Option transfer restrictions if these Contracts exceed certain limits on volatility or risk.  For more information, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit.

You can make transfers among the Investment Choices, subject to certain restrictions. Currently there is no maximum limit on the number of transfers we allow, but we may change this in the future. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses – Transfer Fee. There is no minimum required transfer amount.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

The following applies to any transfer.

•	Your request for a transfer must clearly state:

–	which Investment Choices are involved in the transfer; and

–	how much you wish to transfer.

•	After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.

•	After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•	Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

•	Transfers of Contract Value between Investment Options do not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values and/or Annuity Unit values.

Electronic Transfers

Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf. We use reasonable procedures to confirm that electronic instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request and to discontinue or modify our electronic transfer privileges at any time and for any reason.

When you make an electronic transfer request, we process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If a Service Center representative does not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s Accumulation Unit values.

Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your transfer request in writing to our Service Center.

By authorizing electronic transfers, you authorize us to accept and act upon such instructions for your Contract. There are risks associated with electronic transactions that do not occur if you submit a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we cannot verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions to the extent permitted by federal securities laws.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM

The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, your Contract Value may be less susceptible to the impact of market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. Both options require a $1,500 minimum allocation. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for additional Purchase Payments. Under the DCA Fixed Option, you receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state. The second option is the Standard DCA Option. It requires participation for at least six months. Only the Investment Options are available with this option.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

All DCA transfers are made on the tenth of the month or the next Business Day if the tenth is not a Business Day. We must receive your DCA program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers, or your program participation does not begin until next month. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program ends when any of the following occurs.

•	The number of desired transfers has been made.

•	You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount is dollar cost averaged and the program ends).

•	You request to end the program (your request must be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the tenth to end that month).

•	your Contract ends.

If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers are made on the 20th of the month or the previous Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process this rebalancing, or you program does not begin until next month. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end your participation in this program, your request must also be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

FINANCIAL ADVISER FEES

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.

Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59½, withdrawals may be subject to a 10% additional federal tax.

Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability and the priority rights of our other creditors. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

7.	EXPENSES

There are charges and other expenses associated with the Contract that reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES

We calculate and accrue the mortality and expense risk (M&E) charge and the administrative charge (together they are called the Separate Account annual expenses) at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.

	Base Contract			Charges for a Contract with PRIME Plus Benefit
	M&E Charge	Admin. Charge	Total	M&E Charge	Admin. Charge	Total
Traditional GMDB	1.55%	0.15%	1.70%	2.25%	0.15%	2.40%
Enhanced GMDB	1.85%	0.15%	2.00%	2.45%	0.15%	2.60%
If you select variable Annuity Payments during the Annuity Phase we assess an administrative charge of 0.15%, and a M&E charge of either 1.55% for Contracts issued on or after May 1, 2003, or 1.50% for Contracts issued before May 1, 2003. Similarly, upon the death of the Owner, when paying the death benefit under Option B, or with variable Annuity Payments or optional payments under Option C, we continue to assess an administrative charge of 0.15%, and a M&E charge of either 1.55% for Contracts issued on or after May 1, 2003, or 1.50% for Contracts issued before May 1, 2003, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

The Separate Account annual expenses reduce the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 2, Purchase – Accumulation Units/Computing the Contract Value. For more information on Annuity Payments, see section 3, The Annuity Phase – Traditional Annuity Payments.

The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one Separate Account annual expense while another part is in the Annuity Phase with a different Separate Account annual expense. For example, if you have a Contract issued on or after May 1, 2003 with the Enhanced GMDB and request a variable Partial Annuitization, we reduce your accumulation unit value for the 2.00% Separate Account annual expense and we reduce your annuity unit value for the 1.70% Separate Account annual expense. For more information, see section 3, The Annuity Phase – Partial Annuitization.

Mortality and Expense Risk (M&E) Charge

This charge compensates us for all the insurance benefits provided by your Contract, for example:

•	our contractual obligation to make Annuity Payments,

•	the death, income, and withdrawal benefits under the Contract,

•	certain expenses related to the Contract, and

•	for assuming the risk (expense risk) that the current charge is insufficient in the future to cover the cost of administering the Contract.

If the M&E charge is sufficient to cover such costs and risks, any excess is profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

Administrative Charge

This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE

Your annual contract maintenance charge is $40. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:

•
During the Accumulation Phase for all your Rewards Contracts if the total Rewards Value is at least $75,000 at the time we are to deduct the charge. We determine the total Rewards Value for all individually owned Contracts by using the Owner’s social security number, and for non-individually owned Contracts we use the Annuitant’s social security number.

•	During the Annuity Phase if the Contract Value on the Income Date is at least $75,000.

•	When paying death benefits under death benefit payment options A, B, or C.

During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value and Rewards Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge.

WITHDRAWAL CHARGE

You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of the withdrawal comes from a Purchase Payment that is still within ten complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay a transfer fee or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, or amounts paid as part of a minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on GPWB Payments and/or Excess Withdrawals unless they exceed the GPWB Maximum. (For more information, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – GPWB Payments and section 9, Access to Your Money – The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus), less any Purchase Payment withdrawn (excluding any bonus and any penalty-free withdrawals). We do not reduce the Withdrawal Charge Basis for any penalty-free withdrawals or the deduction of a transfer fee or the contract maintenance charge. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals, you may be assessed a withdrawal charge on more than the amount you are withdrawing. Penalty-free withdrawals include the following amounts:  withdrawals under the GPWB of PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charge, or any gains or losses on your Investment Options. This means that on a full withdrawal, if the Contract Value has declined due to poor performance of your selected Investment Options, the withdrawal charge may be greater than the amount available for withdrawal. Because we assess the withdrawal charge against the Withdrawal Charge Basis, in some instances, the Contract Value may be positive, but you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see the examples in Appendix E.

NOTE: Amounts applied to Partial Annuitizations reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. This reduction also applies to the Withdrawal Charge Basis.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we make withdrawals from your Contract in the following order.

1.
First, we withdraw any Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, Purchase Payments that we have had for ten or more complete years). We do not assess a withdrawal charge on these Purchase Payments. This withdrawal reduces the Withdrawal Charge Basis.

2.
Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money – Partial Withdrawal Privilege. This withdrawal does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.
Finally, we withdraw any Contract earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings. This withdrawal does not reduce the Withdrawal Charge Basis.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received each Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since We Received Your Purchase Payment	Charge
0	8.5%
1	8.5%
2	8.5%
3	8.5%
4	8.0%
5	7.0%
6	6.0%
7	5.0%
8	4.0%
9	3.0%
10 years or more	0.0%

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

After we have had a Purchase Payment for ten complete years, there is no charge when you withdraw that Purchase Payment. In the States of Connecticut and New Jersey, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for the time periods referenced above.

We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Rewards Value and we deduct it proportionately from the selected Investment Choices.

Example: You purchased a Contract with an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)	Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.

2)
Amounts available under the partial withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to an 8.5% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

$30,000	x	0.085	=	$2,550

Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $40,000 ($10,000 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $12,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to an 8.5% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

$12,000	x	0.085	=	$1,020
4)	Contract earnings. The withdrawal charges of $3,570 are deducted from contract earnings.

In total we withdrew $55,570 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,570.

NOTE: Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

We may have reduced or eliminated the withdrawal charge when the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased the Contract, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge for a Contract sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We require our prior approval for any reduction or elimination of the withdrawal charge.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

TRANSFER FEE

You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The transfer fee also continues to apply under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase. The deduction of a transfer fee decreases your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it does not decrease your partial withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits. We deduct a transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we deduct a transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we treat the transfer as a single transfer and we deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for PRIME Plus Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

PREMIUM TAX

Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses reduce the performance of the Investment Options and, therefore, negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8.	TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase – Partial Annuitization. For more information on the taxation of GPWB Payments, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – Taxation of GPWB Payments. For more information on the taxation of GMIB Payments, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – Taxation of GMIB Payments.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you are not taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you are taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract generally is not treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

We may have issued the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must have made representations to us that the plan was qualified under the Code on the Issue Date and was intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

MULTIPLE CONTRACTS

Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as the Owner, generally are not taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Traditional Annuity Payments or GMIB Payments. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received generally is treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments are treated as partial withdrawals. If you exercise the GPWB and the PB Value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive is taxable as ordinary income up to an amount equal to the excess of the PB Value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally is taxable only to the extent it exceeds your investment in the Contract.

If you take an annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and is not taxed. The remaining portion of the payment is treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% additional federal tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.

NOTE: Distributions from Non-Qualified Contracts will be considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% additional federal tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)	distributions made on account of an IRS levy upon the Qualified Contract;

6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception no longer applies after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% additional federal tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date has an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)

Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.

The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if federal tax law does not recognize the relationship as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.

Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents generally are subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts are distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Annuitant’s death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. These requirements are considered satisfied as to any portion of an Owner’s interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

9.	ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:

•	by taking a withdrawal (including GPWB Payments);

•	by taking required minimum distributions (Qualified Contracts only);

•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. We process any request for a withdrawal based on the Accumulation Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values.

When you take a full withdrawal, we process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:

•	based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,

•	less any applicable withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $10,000.* We reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

*	These limitations do not apply to GPWB Payments.

In the event that there are multiple bonuses applied to the Contract, we reduce the oldest unvested bonus amounts first.

Partial withdrawals in excess of the partial withdrawal privilege reduce unvested bonus amounts by the excess amount’s percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the partial withdrawal privilege amount by the Contract Value.

We pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the “Suspension of Payments or Transfers” discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:  withdrawals under the GPWB of PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charge or any gains or losses on your Investment Options. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals or you have had losses in your Investment Options, you may be assessed a withdrawal charge on more than the amount you are withdrawing. In some instances, you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see section 7, Expenses – Withdrawal Charge and the examples in Appendix E.

We may be required to provide information about you or your Contract to government regulators. We may also be required to stop disbursements from your Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.

Example

•	You purchased a Contract with an initial Purchase Payment of $100,000. We applied a bonus to your Contract of $6,000.

•
You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Rewards Value is $116,600, and your partial withdrawal privilege is $10,000. Your bonus has not vested at all at this time.

Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the partial withdrawal privilege)
= $50,000 – $10,000 =	$40,000
Multiplied by the withdrawal charge percentage	x 0.085
Total withdrawal charge =	$ 3,400

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000 + $3,400 =	– 53,400
Contract Value after the partial withdrawal	$ 57,200

Reducing the unvested bonus:
Amount of the unvested bonus	$ 6,000
Multiplied by the result of the total amount withdrawn, minus the partial withdrawal privilege, divided by the Contract Value on the day of (but before the partial withdrawal)
= ($53,400 – $10,000) / $110,600 =	x 0.392
Reduction in the unvested bonus due to the partial withdrawal	$ 2,352
Unvested bonus after the partial withdrawal = $6,000 – $2,352 =	$ 3,648

Reducing the Rewards Value:
Rewards Value on the day of (but before) the partial withdrawal	$116,600
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000 / $3,400 =	– 53,400
Minus the reduction in the unvested bonus due to the partial withdrawal	– 2,352
Rewards Value after the partial withdrawal	$60,848

PARTIAL WITHDRAWAL PRIVILEGE

The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year is not added to the amount that is available in the next Contract Year. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. However, if you exercise the GPWB (if applicable) you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in section 7, Expenses – Withdrawal Charge.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they do not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount is subject to a withdrawal charge and reduces the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we assess a withdrawal charge with no reduction for any partial withdrawal privilege in that year. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis. The partial withdrawal privilege may also be referred to as the partial surrender privilege.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see “The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” discussion later in this section.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to a withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) are subject to any applicable withdrawal charge. For more information, see section 7, Expenses – Withdrawal Charge and the “Partial Withdrawal Privilege” discussion that appears earlier in this section.

All systematic withdrawals are made on the ninth of the month, or the Business Day before if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program will not begin until the next month.

We reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.

Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot exercise the GPWB and participate in the systematic withdrawal program at the same time.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own an IRA or SEP IRA Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we make payments to you from your Contract designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. RMD payments from this Contract are not subject to a withdrawal charge and do not reduce the Withdrawal Charge Basis. However, they count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract are subject to any applicable withdrawal charge.

Contracts with PRIME Plus Benefit include a GMIB and GPWB. These benefits may have limited usefulness under a Qualified Contract subject to a RMD. If your Contract includes PRIME Plus Benefit and you do not exercise GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether GMIB is appropriate for your situation if you plan to exercise GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. Once you choose your GPWB Payment option, you cannot change it. Therefore, you may not be able to adjust your GPWB Payment to meet your RMD needs. In addition, RMD payments reduce your GMDB value, and PB Values.

You cannot participate in systematic withdrawal and minimum distribution programs at the same time. You also cannot exercise GPWB and participate in the minimum distribution program at the same time.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals (including GPWB Payments if available) or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

10.	DEATH BENEFIT

At Contract issue, you were asked to select a death benefit. If you did not make a selection, you received the Traditional GMDB. The death benefit is only available during the Accumulation Phase of the Contract. Bonus amounts do not become part of the GMDB values that are based on Contract Value until they are vested. You do not receive the amount of the bonus credited on the parts of the GMDB values that are based on Purchase Payments.

The use of the term “you” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

If you die during the Accumulation Phase, we process the death benefit based on the Accumulation Unit values determined after we receive in Good Order at our Service Center the death benefit payment option and due proof of death. We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values.

If a Beneficiary dies before you, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining primary Beneficiaries, we pay any remaining contingent Beneficiary(ies). If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate.

If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, they each receive an equal share. Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient. Once we receive notification of death, we no longer accept additional Purchase Payments and we do not process requested transfers.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit is the greater of 1 or 2.

1)
The Contract Value (including any vested bonus amounts), determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.

2)	The Traditional GMDB value, which is the total of all Purchase Payments received (not including any bonus) before you exercise the GPWB (if applicable), reduced as follows.

•
Proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken (including GPWB Payments, Excess Withdrawals, and any applicable withdrawal charge).

•	Proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization taken before you exercise the GPWB (if applicable).

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

For multiple Beneficiaries, we determine the Traditional GMDB value for each surviving Beneficiary’s portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.

Any withdrawals and/or amounts applied to Partial Annuitizations may reduce the Traditional GMDB value by more than the amount withdrawn and/or annuitized. If the Contract Value (or PB Value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)

If the Enhanced GMDB applies, the amount of the death benefit is the greater of 1 or 2.

1.
The Contract Value (including any vested bonus), determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.

2.	The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.

For multiple Beneficiaries, we determine the Enhanced GMDB value for each surviving Beneficiary’s portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.

The Enhanced GMDB value is equal to the greater of: A.) the 3% Annual Increase Amount (AIA), or B.) the Maximum Anniversary Value (MAV). We only calculate the 3% AIA and the MAV until the date of any Owner’s death.

A.     Annual Increase Amount (3% AIA)

The 3% AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date (not including any bonus).

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the 3% AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments (not including any bonus) received that day,

•
reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including GPWB Payments, Excess Withdrawals and any applicable withdrawal charge), and

•	reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the 3% AIA is equal to its value on the immediately preceding Business Day, increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the 3% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

We limit the 3% AIA to a maximum of 1.5 times your total Purchase Payments (not including any bonus), reduced as follows:

•	proportionately, by the percentage of PB Value applied to each GMIB Partial Annuitization (if applicable).

•
proportionately, by the percentage of Contract Value (including any vested bonus) annuitized and/or withdrawn (including any withdrawal charge) for each of the following: withdrawals taken before you exercise the GPWB, amounts applied to traditional Partial Annuitizations (not subject to a withdrawal charge), GPWB Payments (not subject to a withdrawal charge), and/or Excess Withdrawals.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

B.     Maximum Anniversary Value (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments (not including any bonus) received that day,

•
reduced proportionately by the percentage of Contract Value  (including any vested bonus amounts) applied to a traditional Partial Annuitization or withdrawn that day (including GPWB Payments, Excess Withdrawals and any applicable withdrawal charge), and

•	reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

Any withdrawals and/or amounts applied to Partial Annuitizations may reduce the 3% AIA and MAV by more than the amount withdrawn and/or annuitized. If the Contract Value (or PB Value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the 3% AIA (or MAV as applicable), we deduct more than the amount withdrawn and/or annuitized from the 3% AIA (or MAV as applicable).

NOTE FOR CONTRACTS WITH PRIME PLUS BENEFIT:

If you exercise the GPWB, then on and after the exercise date:

•
the Traditional GMDB value or Enhanced GMDB value that applies to your Contract stops increasing and each GPWB Payment we make and any Excess Withdrawals you take reduces the GMDB value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);

•	the death benefit that is equal to your Contract Value continues to fluctuate with market performance but decreases with each GPWB Payment we make and any Excess Withdrawals you take; and

•	the increased M&E charge associated with the Enhanced GMDB (if applicable) continues as long as the Enhanced GMDB value is greater than zero.

Please see Appendix D for examples of calculations of the death benefit.

WHEN THE DEATH BENEFIT ENDS

The GMDB that applies to your Contract ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the GMDB value and Contract Value are both zero.

•	When the Contract ends.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who receives it. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	We pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.	•	The Beneficiary becomes the Owner. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the GPWB was in effect, it ends unless the deceased Owner’s spouse continues the Contract.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments ends, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments ends, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – When GMIB Ends. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.	•	If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	We pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the “Death Benefit Payment Options” discussion later in this section.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments ends, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments ends, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – When GMIB Ends. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•	If the GPWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•
If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we treat the death of the Annuitant as the death of an Owner; we pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it ends unless the deceased Annuitant’s spouse continues the Contract.
•
Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments ends, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments ends, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – When GMIB Ends. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•
If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it continues.

•	If the deceased Annuitant was a sole Owner, we pay the Beneficiary(1) a death benefit. If the GPWB was in effect, it ends unless the deceased Owner’s spouse continues the Contract.	•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We pay a death benefit to the surviving Joint Owner.(2) If the GPWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
		•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.
•	For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If the deceased was the Annuitant and the Owner was a non-individual, the surviving spouse becomes the new Owner upon Contract continuation.

(2)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase – Annuity Options.
	•	No death benefit is payable.
	•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
	•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment option and due proof of death. If the surviving spouse continues the Contract, he or she may exercise all of the Owner’s rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits also continue with the possible exception of the GMIB Payments under PRIME Plus Benefit, which can only continue if the surviving spouse is also an Annuitant. For more information, please see section 4, PRIME Plus Benefit – When GMIB Ends. If a lump sum payment is requested, we pay the amount within seven days of our receipt of the death benefit payment option and due proof of death, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. If the spouse continues the Contract, the spouse will be subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, an administrative charge of 0.15%, and a M&E charge of either 1.55% for Contracts issued on or after May 1, 2003, or 1.50% for Contracts issued before May 1, 2003. Any unvested Bonus will continue to vest. At the end of the fifth year, any remaining death benefit is paid in a lump sum.

Option C: For a Nonqualified Contract, if the Beneficiary is an individual, payment of the death benefit as Annuity Payments under an Annuity Option over the lifetime of the Beneficiary. For a Qualified Contract, if the Beneficiary is an individual, Annuity Payments can be made over a period not extending beyond the Beneficiary’s life expectancy. GMIB Payments are not available under this option. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy, and any unvested Bonus will continue to vest. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, an administrative charge of 0.15%, and a M&E charge of either 1.55% for Contracts issued on or after May 1, 2003, or 1.50% for Contracts issued before May 1, 2003.

Distribution must begin within one year of the date of any Owner’s death. Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Code.

Other rules may apply to Qualified Contracts.

11.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These payments typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 6% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 6% of Purchase Payments.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their Financial Professionals and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars for their Financial Professionals;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

•	the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;

•	the organizational “fit” between the broker/dealer firm and the type of wholesaling and marketing force we operate;

•	whether the broker/dealer firm’s operational, IT, and support services structure and requirements are compatible with our method of operation;

•	whether the broker/dealer firm’s product mix is oriented toward our core markets;

•	whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent Financial Professional meetings and training sessions;

•	the potential return on investment of investing in a particular firm’s system;

•	our potential ability to obtain a significant level of the market share in the broker/dealer firm’s distribution channel;

•	the broker/dealer firm’s Financial Professional and customer profiles; and

•	the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their Financial Professionals in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what your Financial Professional and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, are mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

12.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life…………………………………………………………….	2	Qualified Contracts………………………………...	5
Experts…………………………………………………………………	2	Annuity Provisions………………………………….....	6
Legal Opinions………………………………………………………..	2	Annuity Units/Calculating Annuity Payments……	7
Distributor……………………………………………………………..	2	Mortality and Expense Risk Guarantee………………	7
Reduction or Elimination of the Withdrawal Charge………………..	2	Information on May 2003 Contracts…………………	8
Federal Tax Status…………………………………………..….…..	3	Information on Contracts That Were Offered
General…………………………………………………………..	3	Before April 29, 2005………………………..………	16
Diversification…………………………………………….…......	4	Information on Original and…………………… ……..
Owner Control………………………………………………..….	4	September 2002 Contracts…………………………	17
Contracts Owned by Non-Individuals……………………..…..	4	Financial Statements………………………………….	19
Income Tax Withholding………………………………..….......	5	Appendix – Condensed Financial Information…...…	19
Required Distributions…………………………………..………	5

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

13.	PRIVACY AND SECURITY STATEMENT

2015
Your privacy is a high priority for Allianz Life Insurance Company of North America (Allianz). Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using, and protecting information that we maintain about you.

This statement applies to Allianz and its affiliated companies listed at the end of this notice. The law allows us to share your information among our affiliates. The law does not allow you to prevent these disclosures.

Information about you that Allianz collects

Allianz collects information about you so that we can provide you with the products and services you have requested, maintain your account, improve our services, and inform you of additional products or services that may be of interest to you. We limit the amount of information collected to what we feel is needed for these purposes. We may collect your information from the following sources:

•
From you, either directly or through your agent. This includes information on your insurance application or other information provided during the application process or while you hold a policy with us.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or health provider. This is medical information about you, gathered with your written authorization.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report.

•
From sources using the information you provide, in order to obtain updated or additional information. An example is the U.S. Postal Service, in order to validate your current mailing address so that we may maintain records to correspond with you.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share your information as follows:

•
With affiliates and service providers in order to administer or service your policy, and with research groups to conduct various studies. However, no individual is identified in any study or summary report. These companies sign a Privacy and Security Agreement, requiring them to protect your information.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent and their affiliates so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With state or federal law enforcement agencies, as required by law or to report suspected fraud activities.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies except to administer or service your policy.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations and are in place to secure our websites and protect the information that may be shared over these sites.

When you visit our website, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily. Refer to the Legal and Privacy link at the bottom of our website for more information on browsing privacy practices.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information. Alternatively, you may also make your request through our secure website.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

Within 30 working days of our receipt of your request, your information will be available. You may see the information in person or we will send you a copy. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below, or through our secure website. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you that is obtained from a consumer reporting agency or a Department of Motor Vehicles. At your request, we will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. You can view this statement by logging into our website, www.allianzlife.com and accessing the Contract Details page.

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Privacy Office at 800.950.5872, write us at the following address or contact us via the website.

Allianz Life Insurance Company of North America 5701 Golden Hills Drive Minneapolis, MN 55416-1297 800.950.5872 www.allianzlife.com
Allianz and its affiliated companies:
•Allianz Life Insurance Company of North America
•Allianz Life Insurance Company of New York
•Allianz Investment Management LLC
•Allianz Life Financial Services, LLC
•Questar Asset Management, Inc.
•Questar Capital Corporation

M40018 (R-11/2014)

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation Unit value (AUV) information corresponding to the lowest and highest combination of charges for the Contract described by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

Lowest and Highest Combination of Benefit Options	Separate Account Annual Expenses(1)
Base Contract with Traditional GMDB	1.70%
Contract with Enhanced GMDB and PRIME Plus Benefit	2.60%
(1)
The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and no PRIME Benefit (1.70%) and a May 2003 Contract with the Enhanced GMDB and Enhanced PRIME Benefit (2.60%) are the same as the expenses for the currently offered Contract, therefore the AUV information is the same. Please see the Statement of Additional Information for more information on the May 2003 Contract.

NOTE: The following Investment Options commenced operations under this Contract after December 31, 2014. Therefore, no AUV information is shown for: AZL MVP Balanced Index Strategy Fund and AZL MVP Growth Index Strategy Fund.

(Number of Accumulation Units in thousands)

Separate Account Annual Expenses 1.70%				Separate Account Annual Expenses 2.60%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.029	3	12/31/2009	N/A	10.012	241
12/31/2010	10.029	10.895	5	12/31/2010	10.012	10.779	232
12/31/2011	10.895	10.970	6	12/31/2011	10.779	10.756	231
12/31/2012	10.970	11.894	15	12/31/2012	10.756	11.557	348
12/31/2013	11.894	13.205	17	12/31/2013	11.557	12.716	495
12/31/2014	13.205	13.776	18	12/31/2014	12.716	13.147	615
AZL DFA Multi-Strategy Fund
12/31/2009	N/A	10.061	14	12/31/2009	N/A	10.044	358
12/31/2010	10.061	11.219	7	12/31/2010	10.044	11.099	319
12/31/2011	11.219	11.031	63	12/31/2011	11.099	10.816	839
12/31/2012	11.031	12.289	72	12/31/2012	10.816	11.941	1378
12/31/2013	12.289	14.628	112	12/31/2013	11.941	14.086	2355
12/31/2014	14.628	15.320	81	12/31/2014	14.086	14.621	2222
AZL Franklin Templeton Founding Strategy Plus Fund
12/31/2009	N/A	10.212	1	12/31/2009	N/A	10.194	40
12/31/2010	10.212	11.046	10	12/31/2010	10.194	10.928	87
12/31/2011	11.046	10.661	36	12/31/2011	10.928	10.453	250
12/31/2012	10.661	12.029	48	12/31/2012	10.453	11.688	430
12/31/2013	12.029	13.970	87	12/31/2013	11.688	13.452	838
12/31/2014	13.970	14.028	65	12/31/2014	13.452	13.387	914
AZL Gateway Fund
12/31/2011	N/A	10.216	0	12/31/2011	N/A	10.063	33
12/31/2012	10.216	10.459	4	12/31/2012	10.063	10.210	47
12/31/2013	10.459	11.151	15	12/31/2013	10.210	10.788	367
12/31/2014	11.151	11.302	8	12/31/2014	10.788	10.836	263
Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix A

Separate Account Annual Expenses 1.70%				Separate Account Annual Expenses 2.60%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco Equity and Income Fund
12/31/2005	10.788	11.323	21	12/31/2005	10.723	11.154	948
12/31/2006	11.323	12.526	71	12/31/2006	11.154	12.229	1203
12/31/2007	12.526	12.691	167	12/31/2007	12.229	12.279	1140
12/31/2008	12.691	9.492	160	12/31/2008	12.279	9.101	1136
12/31/2009	9.492	11.465	148	12/31/2009	9.101	10.894	1013
12/31/2010	11.465	12.595	135	12/31/2010	10.894	11.861	979
12/31/2011	12.595	12.113	175	12/31/2011	11.861	11.305	1293
12/31/2012	12.113	13.326	154	12/31/2012	11.305	12.325	1240
12/31/2013	13.326	16.333	174	12/31/2013	12.325	14.971	1947
12/31/2014	16.333	17.423	112	12/31/2014	14.971	15.826	1965
AZL Money Market Fund
12/31/2005	10.183	10.269	409	12/31/2005	9.741	9.736	2761
12/31/2006	10.269	10.545	450	12/31/2006	9.736	9.908	2785
12/31/2007	10.545	10.864	904	12/31/2007	9.908	10.116	4187
12/31/2008	10.864	10.941	1265	12/31/2008	10.116	10.097	8842
12/31/2009	10.941	10.780	709	12/31/2009	10.097	9.859	6233
12/31/2010	10.780	10.599	639	12/31/2010	9.859	9.607	5518
12/31/2011	10.599	10.421	602	12/31/2011	9.607	9.361	5114
12/31/2012	10.421	10.245	411	12/31/2012	9.361	9.119	5944
12/31/2013	10.245	10.072	337	12/31/2013	9.119	8.886	5234
12/31/2014	10.072	9.903	437	12/31/2014	8.886	8.658	4317
AZL MVP Fusion Balanced Fund
12/31/2005	N/A	10.608	100	12/31/2005	N/A	10.544	889
12/31/2006	10.608	11.419	1681	12/31/2006	10.544	11.249	1965
12/31/2007	11.419	12.025	1808	12/31/2007	11.249	11.739	1984
12/31/2008	12.025	8.577	1602	12/31/2008	11.739	8.298	2211
12/31/2009	8.577	10.685	1566	12/31/2009	8.298	10.245	2856
12/31/2010	10.685	11.668	1543	12/31/2010	10.245	11.087	2370
12/31/2011	11.668	11.368	1528	12/31/2011	11.087	10.705	2353
12/31/2012	11.368	12.449	1497	12/31/2012	10.705	11.617	2224
12/31/2013	12.449	13.641	1467	12/31/2013	11.617	12.616	2016
12/31/2014	13.641	14.026	1442	12/31/2014	12.616	12.856	1836
AZL MVP Fusion Conservative Fund
12/31/2009	N/A	10.148	0	12/31/2009	N/A	10.130	9
12/31/2010	10.148	11.071	5	12/31/2010	10.130	10.953	243
12/31/2011	11.071	10.955	26	12/31/2011	10.953	10.741	519
12/31/2012	10.955	11.983	44	12/31/2012	10.741	11.643	652
12/31/2013	11.983	12.719	46	12/31/2013	11.643	12.247	665
12/31/2014	12.719	13.105	127	12/31/2014	12.247	12.507	629
AZL MVP Fusion Moderate Fund
12/31/2005	N/A	10.786	57	12/31/2005	N/A	10.721	2298
12/31/2006	10.786	11.741	172	12/31/2006	10.721	11.566	4080
12/31/2007	11.741	12.297	268	12/31/2007	11.566	12.004	5264
12/31/2008	12.297	8.129	238	12/31/2008	12.004	7.865	4782
12/31/2009	8.129	10.344	252	12/31/2009	7.865	9.917	4821
12/31/2010	10.344	11.364	258	12/31/2010	9.917	10.798	4260
12/31/2011	11.364	10.855	222	12/31/2011	10.798	10.222	4275
12/31/2012	10.855	12.009	207	12/31/2012	10.222	11.207	4054
12/31/2013	12.009	13.597	190	12/31/2013	11.207	12.576	3945
12/31/2014	13.597	13.935	156	12/31/2014	12.576	12.772	3556

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix A

Separate Account Annual Expenses 1.70%				Separate Account Annual Expenses 2.60%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.903	19	12/31/2008	N/A	7.856	441
12/31/2009	7.903	9.396	59	12/31/2009	7.856	9.255	1238
12/31/2010	9.396	10.139	78	12/31/2010	9.255	9.898	1503
12/31/2011	10.139	9.605	113	12/31/2011	9.898	9.293	1956
12/31/2012	9.605	10.384	107	12/31/2012	9.293	9.956	2084
12/31/2013	10.384	11.680	110	12/31/2013	9.956	11.099	2186
12/31/2014	11.680	11.705	81	12/31/2014	11.099	11.023	1892
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.596	2	12/31/2011	N/A	10.065	66
12/31/2012	10.596	11.472	1	12/31/2012	10.065	10.798	85
12/31/2013	11.472	12.932	29	12/31/2013	10.798	12.063	91
12/31/2014	12.932	13.343	28	12/31/2014	12.063	12.335	60
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.565	1	12/31/2011	N/A	9.197	31
12/31/2012	9.565	10.481	3	12/31/2012	9.197	9.987	199
12/31/2013	10.481	12.199	13	12/31/2013	9.987	11.520	252
12/31/2014	12.199	12.624	8	12/31/2014	11.520	11.815	296
Franklin High Income VIP Fund
12/31/2005	21.758	22.101	52	12/31/2005	18.877	19.004	599
12/31/2006	22.101	23.764	53	12/31/2006	19.004	20.251	679
12/31/2007	23.764	23.996	50	12/31/2007	20.251	20.264	618
12/31/2008	23.996	18.075	42	12/31/2008	20.264	15.127	554
12/31/2009	18.075	25.358	110	12/31/2009	15.127	21.032	631
12/31/2010	25.358	28.236	116	12/31/2010	21.032	23.209	578
12/31/2011	28.236	29.027	131	12/31/2011	23.209	23.646	568
12/31/2012	29.027	32.975	55	12/31/2012	23.646	26.620	580
12/31/2013	32.975	34.957	56	12/31/2013	26.620	27.967	556
12/31/2014	34.957	34.359	39	12/31/2014	27.967	27.243	478
Franklin Income VIP Fund
12/31/2005	38.694	38.654	95	12/31/2005	33.571	33.237	702
12/31/2006	38.654	44.936	139	12/31/2006	33.237	38.293	918
12/31/2007	44.936	45.834	174	12/31/2007	38.293	38.706	1042
12/31/2008	45.834	31.696	143	12/31/2008	38.706	26.527	950
12/31/2009	31.696	42.254	134	12/31/2009	26.527	35.046	894
12/31/2010	42.254	46.806	129	12/31/2010	35.046	38.473	836
12/31/2011	46.806	47.116	110	12/31/2011	38.473	38.382	832
12/31/2012	47.116	52.178	85	12/31/2012	38.382	42.123	807
12/31/2013	52.178	58.450	89	12/31/2013	42.123	46.763	811
12/31/2014	58.450	60.117	70	12/31/2014	46.763	47.666	744
Franklin U.S. Government Securities VIP Fund
12/31/2005	22.897	23.053	200	12/31/2005	19.865	19.822	1102
12/31/2006	23.053	23.576	162	12/31/2006	19.822	20.090	1185
12/31/2007	23.576	24.707	133	12/31/2007	20.090	20.865	1010
12/31/2008	24.707	26.133	185	12/31/2008	20.865	21.871	1245
12/31/2009	26.133	26.488	147	12/31/2009	21.871	21.969	1115
12/31/2010	26.488	27.417	127	12/31/2010	21.969	22.536	1051
12/31/2011	27.417	28.487	129	12/31/2011	22.536	23.206	1154
12/31/2012	28.487	28.533	127	12/31/2012	23.206	23.034	930
12/31/2013	28.533	27.424	122	12/31/2013	23.034	21.940	715
12/31/2014	27.424	27.874	96	12/31/2014	21.940	22.101	681

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix A

Separate Account Annual Expenses 1.70%				Separate Account Annual Expenses 2.60%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT All Asset Portfolio
12/31/2005	11.854	12.381	708	12/31/2005	11.783	12.196	922
12/31/2006	12.381	12.740	1521	12/31/2006	12.196	12.438	789
12/31/2007	12.740	13.567	1378	12/31/2007	12.438	13.126	776
12/31/2008	13.567	11.224	1225	12/31/2008	13.126	10.762	908
12/31/2009	11.224	13.416	1182	12/31/2009	10.762	12.748	859
12/31/2010	13.416	14.916	1109	12/31/2010	12.748	14.047	953
12/31/2011	14.916	14.952	1001	12/31/2011	14.047	13.955	1010
12/31/2012	14.952	16.896	873	12/31/2012	13.955	15.626	1116
12/31/2013	16.896	16.656	616	12/31/2013	15.626	15.267	940
12/31/2014	16.656	16.453	489	12/31/2014	15.267	14.945	750
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2005	N/A	10.905	13	12/31/2005	N/A	10.840	114
12/31/2006	10.905	11.717	14	12/31/2006	10.840	11.542	190
12/31/2007	11.717	12.189	33	12/31/2007	11.542	11.899	235
12/31/2008	12.189	10.234	39	12/31/2008	11.899	9.901	280
12/31/2009	10.234	13.139	44	12/31/2009	9.901	12.597	346
12/31/2010	13.139	14.489	44	12/31/2010	12.597	13.767	570
12/31/2011	14.489	15.148	35	12/31/2011	13.767	14.264	442
12/31/2012	15.148	17.557	38	12/31/2012	14.264	16.384	510
12/31/2013	17.557	16.058	41	12/31/2013	16.384	14.851	367
12/31/2014	16.058	16.028	30	12/31/2014	14.851	14.691	310
PIMCO VIT Global Advantage Strategy Bond Portfolio
12/31/2011	N/A	9.794	2	12/31/2011	N/A	9.735	7
12/31/2012	9.794	10.224	6	12/31/2012	9.735	10.071	57
12/31/2013	10.224	9.736	12	12/31/2013	10.071	9.504	35
12/31/2014	9.736	9.429	4	12/31/2014	9.504	9.122	128
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2005	N/A	9.330	25	12/31/2005	N/A	9.274	104
12/31/2006	9.330	9.600	28	12/31/2006	9.274	9.457	218
12/31/2007	9.600	10.357	67	12/31/2007	9.457	10.111	420
12/31/2008	10.357	10.096	99	12/31/2008	10.111	9.767	568
12/31/2009	10.096	11.600	77	12/31/2009	9.767	11.121	803
12/31/2010	11.600	12.734	71	12/31/2010	11.121	12.099	778
12/31/2011	12.734	13.468	51	12/31/2011	12.099	12.682	857
12/31/2012	13.468	14.159	46	12/31/2012	12.682	13.214	693
12/31/2013	14.159	12.741	39	12/31/2013	13.214	11.783	504
12/31/2014	12.741	12.809	37	12/31/2014	11.783	11.741	422
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
12/31/2009	N/A	10.005	1	12/31/2009	N/A	9.988	38
12/31/2010	10.005	10.953	10	12/31/2010	9.988	10.836	184
12/31/2011	10.953	10.582	15	12/31/2011	10.836	10.376	259
12/31/2012	10.582	11.326	19	12/31/2012	10.376	11.005	221
12/31/2013	11.326	10.259	11	12/31/2013	11.005	9.879	213
12/31/2014	10.259	10.560	5	12/31/2014	9.879	10.078	156
PIMCO VIT High Yield Portfolio
12/31/2005	12.041	12.327	408	12/31/2005	11.519	11.688	1131
12/31/2006	12.327	13.223	440	12/31/2006	11.688	12.425	1254
12/31/2007	13.223	13.456	95	12/31/2007	12.425	12.530	1115
12/31/2008	13.456	10.114	153	12/31/2008	12.530	9.334	1165
12/31/2009	10.114	13.964	223	12/31/2009	9.334	12.771	1414
12/31/2010	13.964	15.720	175	12/31/2010	12.771	14.248	1539
12/31/2011	15.720	15.975	98	12/31/2011	14.248	14.350	1236
12/31/2012	15.975	17.955	179	12/31/2012	14.350	15.983	1233
12/31/2013	17.955	18.666	141	12/31/2013	15.983	16.467	1048
12/31/2014	18.666	18.967	42	12/31/2014	16.467	16.582	904

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix A

Separate Account Annual Expenses 1.70%				Separate Account Annual Expenses 2.60%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Real Return Portfolio
12/31/2005	11.238	11.281	349	12/31/2005	11.070	11.013	2142
12/31/2006	11.281	11.170	345	12/31/2006	11.013	10.808	2016
12/31/2007	11.170	12.153	309	12/31/2007	10.808	11.652	1925
12/31/2008	12.153	11.104	327	12/31/2008	11.652	10.551	2068
12/31/2009	11.104	12.925	336	12/31/2009	10.551	12.171	2154
12/31/2010	12.925	13.738	250	12/31/2010	12.171	12.821	2171
12/31/2011	13.738	15.085	215	12/31/2011	12.821	13.952	2349
12/31/2012	15.085	16.128	200	12/31/2012	13.952	14.782	2243
12/31/2013	16.128	14.395	122	12/31/2013	14.782	13.075	1662
12/31/2014	14.395	14.591	63	12/31/2014	13.075	13.135	1336
PIMCO VIT Total Return Portfolio
12/31/2005	12.958	13.053	418	12/31/2005	12.397	12.376	2154
12/31/2006	13.053	13.328	421	12/31/2006	12.376	12.523	2233
12/31/2007	13.328	14.250	382	12/31/2007	12.523	13.269	2345
12/31/2008	14.250	14.681	301	12/31/2008	13.269	13.548	2590
12/31/2009	14.681	16.465	415	12/31/2009	13.548	15.058	3186
12/31/2010	16.465	17.501	438	12/31/2010	15.058	15.863	3159
12/31/2011	17.501	17.829	395	12/31/2011	15.863	16.015	2943
12/31/2012	17.829	19.210	413	12/31/2012	16.015	17.100	2918
12/31/2013	19.210	18.515	264	12/31/2013	17.100	16.334	2269
12/31/2014	18.515	18.983	159	12/31/2014	16.334	16.596	1883
PIMCO VIT Unconstrained Bond Portfolio
12/31/2011	N/A	9.782	2	12/31/2011	N/A	9.723	27
12/31/2012	9.782	10.362	1	12/31/2012	9.723	10.206	119
12/31/2013	10.362	10.073	9	12/31/2013	10.206	9.833	121
12/31/2014	10.073	10.205	7	12/31/2014	9.833	9.873	160
Templeton Global Bond VIP Fund
12/31/2007	N/A	30.650	6	12/31/2007	N/A	26.004	91
12/31/2008	30.650	32.002	15	12/31/2008	26.004	26.907	188
12/31/2009	32.002	37.340	20	12/31/2009	26.907	31.114	203
12/31/2010	37.340	42.015	23	12/31/2010	31.114	34.696	270
12/31/2011	42.015	40.949	23	12/31/2011	34.696	33.513	524
12/31/2012	40.949	46.320	24	12/31/2012	33.513	37.567	314
12/31/2013	46.320	46.281	23	12/31/2013	37.567	37.199	280
12/31/2014	46.281	46.335	15	12/31/2014	37.199	36.909	256

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix A

APPENDIX B – PB VALUE CALCULATION EXAMPLES

•	You purchased a Contract with PRIME Plus Benefit. You are the only Owner.

•	You made an initial Purchase Payment of $100,000 (not including any bonus).

•	You make an additional Purchase Payment of $10,000 in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.

•	The MAV on the ninth Contract Anniversary is $180,000.

•
You take a partial withdrawal of $20,000 (including the withdrawal charge) in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.

•
As of the tenth Contract Anniversary you have not yet reached your 81st birthday and the Contracts have not exceeded the limits on volatility or risk that trigger allocation and transfer restrictions under PRIME Plus Benefit.

On the tenth Contract Anniversary, the PB Value is equal to 1 or 2:
1)	The 7% AIA
	Initial Purchase Payment…………………………………………………………………………………………………..	$100,000.00
	Increased by 7% on the first Contract Anniversary……………………………………………………………………..	x 1.07
		$107,000.00
	Increased by 7% on the second Contract Anniversary…………………………………………………………………	x 1.07
		$114,490.00

	Beginning on the sixth Contract Anniversary we only apply the 7% increase to the 7% AIA amount as of the fifth Contract Anniversary.

	On the sixth Contract Anniversary the 7% AIA is:
	The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
	Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
		$150,073.03
	Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
		$160,073.03
	On the seventh Contract Anniversary the 7% AIA is:
	The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
	Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
		$150,073.03
	Increased by 7% on the seventh Contract Anniversary………………………………………………………………..	x 1.07
		$160,578.14
	Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
		$170,758.14

	On the ninth Contract Anniversary the 7% AIA is:………………………………………………………………………	$193,845.92
	On the tenth Contract Anniversary the 7% AIA is:
	The fifth Contract Anniversary 7% AIA increased by 7% for
	each anniversary since, up to and including the tenth:………………………………………………………..	$196,715.14
	Plus the additional Purchase Payment received in the sixth Contract Year……………………………………..	+ 10,000.00
	Reduced proportionately by the percentage of Contract Value withdrawn
	during the tenth Contract Year: ($20,000 / $160,000) = 0.125 x $193,845.92 =…………………………..	– 24,230.74
		$182,484.40

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix B

	Verifying that the 7% AIA is within the maximum limit:
	2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =…………………………….	$200,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $200,000 =…………………………………………………………………….	– 25,000
		$175,000
	Therefore the 7% AIA on the tenth Contract Anniversary is limited to the maximum………………………….	$175,000

2)	The MAV
	The MAV on the ninth Contract Anniversary…………………………………………………………………………….	$180,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………………...	– 22,500
		$157,500
The 7% AIA is greater than the MAV on the tenth Contract Anniversary. However, if you chose to exercise the GMIB on the tenth Contract Anniversary you may be able choose to set the PB Value equal to either the 7% or the MAV. This is because the GMIB Payments available under the 7% AIA may be less than the GMIB Payments available under the MAV depending on the Annuity Option you select, your age, and sex (where applicable) at the time of annuitization. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be more than GMIB Payments based on the MAV or the 7% AIA depending on the current interest rates available at the time of annuitization.

If instead you exercise the GPWB you can select either the 5% payment option or the 10% payment option. Under the 5% payment option the PB Value is the 7% AIA, the PB Value could increase (step up) on every third Contract Anniversary* the maximum allowable payment is less than what is available under the 10% payment option, but we make payments for at least 20 years (assuming no Excess Withdrawals or step ups). Under the 10% payment option, the PB Value is the MAV, step ups are not available, we make payments for ten years (assuming no Excess Withdrawals), but the maximum allowable payment is more. Under the GPWB, you would choose the payment option that is most appropriate for your situation.

*	Step ups continue to happen automatically until the earliest of: a) the older Owner’s 91st birthday; or b) you exhaust the PB Value.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix B

APPENDIX C – GPWB UNDER PRIME PLUS BENEFIT

•	On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.

•	On the tenth Contract Anniversary the PB Value is the 7% AIA, which is $175,000, and your Contract Value (including any vested bonus) is $140,000 (see the example that appears in Appendix B).

•	You elect the maximum allowable payment and your annual GPWB Payments are 5% x $175,000 = $8,750. You take no Excess Withdrawals and do not elect to stop your GPWB Payments.

	Contract Value	PB Value	GPWB Payment
On the 10th Contract Anniversary	$140,000	$175,000	$8,750
11th Contract Anniversary	$144,800	$166,250	$8,750
12th Contract Anniversary	$151,900	$157,500	$8,750
13th Contract Anniversary before the step up	$160,000	$148,750	$8,750
13th Contract Anniversary after the step up	$160,000	$160,000	$8,750
14th Contract Anniversary	$151,700	$151,250	$8,750
15th Contract Anniversary	$144,300	$142,500	$8,750
16th Contract Anniversary before the step up	$132,900	$133,750	$8,750
16th Contract Anniversary after the step up	$132,900	$133,750	$8,750
•
In this example, the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value (including any vested bonus) was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).

•	There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.

•
If on the 16th Contract Anniversary the Contract Value (including any vested bonus) had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also be stepped up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your GPWB Payments until the 17th Contract Anniversary because we do not automatically increase your GPWB Payments upon a step up.

Example of the effect of an Excess Withdrawal on GPWB Payments

•
Continue the assumptions from the previous example except that you elect to receive $600 per month as your GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.

•	Assume the Contract Value (including any vested bonus) on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.

If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:

The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals are subject to the withdrawal charge, and the Excess Withdrawal reduces both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.

If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:

The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals are subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:

The GPWB Maximum………………………………………………………………………………………………...	$8,750
First eight GPWB Payments…………………………………………………………………………………………	– 4,800
Remaining GPWB Maximum………………………………………………………………………………………..	$3,950
Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 – $3,950 =……………	$1,050

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix C

When we compute the withdrawal charge we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.

We adjust the PB Value for the Excess Withdrawal as follows:

The PB Value on the day of (but before) the partial withdrawal…………………………………………………	$170,200.00
The amount of the Excess Withdrawal that does not exceed the GPWB Maximum………………………….	– 3,950.00
Reduced proportionately by the remaining amount of the Excess Withdrawal’s percentage of Contract
Value on the day of (but before) the partial withdrawal = $1,050 / $150,000 = 0.007 x $170,200 =……	– 1,191.40
Remaining PB Value after the Excess Withdrawal………………………………………………………………..	$165,058.60
In addition, because the Excess Withdrawal exhausts the GPWB Maximum for the year, the four remaining GPWB Payments are also subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop GPWB Payments for the remainder of the year.

APPENDIX D – DEATH BENEFIT CALCULATION EXAMPLES

•
You purchased a Contract with an initial Purchase Payment of $100,000 (not including any bonus). You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

•	The MAV on the ninth Contract Anniversary is $180,000.

•
You take a partial withdrawal of $20,000 (this includes the withdrawal charge) in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the 3% AIA and MAV only for Contracts with Enhanced GMDB. The M&E charges are higher for Contracts with Enhanced GMDB than for Contracts with Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with Enhanced GMDB than for Contracts with Traditional GMDB.

If you selected Traditional GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...	$140,000
2)	The Traditional GMDB value:
	Total Purchase Payments received…………………………………………………………………………………	$100,000
	Reduced proportionately by the percentage of Contract Value
	withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =…………………………………………………..	– 12,500
		$87,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix D

If you selected Enhanced GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000.00
2)	The 3% AIA:
	Initial Purchase Payment………….…………………………………………………………………………………		$100,000.00
	Increased by 3% on the first Contract Aniversary……………………………………………………………..		x 1.03
			$103,000.00
	Increased by 3% on the second Contract Aniversary……….………………………………………………..		x 1.03
			106,090.00
	Increased by 3% on the third Contract Aniversary……………..……………………………………………..		x 1.03
			$109,272.70
	On the ninth Contract Anniversary the 3% AIA is……………………………………………………………..		$130,477.32
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $130,477.32 =………………………………………………………...		– 16,309.66
			$114,167.66
	Increased by 3% on the tenth Contract Anniversary…………………………………………………………..		x 1.03
			$117,592.69
	Verifying that the 3% AIA is within the maximum limit:
	1.5 times Purchase Payments: 1.5 x $100,000 =………………………………………..	$150,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $150,000 =…………………………………………..	– 18,750
		$131,250

3)	The MAV:
	The MAV on the ninth Contract Anniversary……………………………………………………………………….	$180,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………..	– 22,500
		$157,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $157,500 MAV.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix D

APPENDIX E – WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchased a Contract with an initial Purchase Payment of $150,000 and receive a $9,000 bonus. You make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 10% of your total Purchase Payments (not including any bonus), less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $15,000 available under the partial withdrawal privilege.

Full withdrawal when the Contract Value has declined due to a loss in your selected Investment Options:

•	You take a full withdrawal in the third Contract Year when the Contract Value is $140,000 and the withdrawal charge is 8.5%. You have taken no other withdrawals from the Contract.

•
There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus), less any Purchase
Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 – $0 =..……………..	$150,000
Multiplied by the withdrawal charge………………………………………………………………………………...........	x 8.5%
$12,750
Therefore, we withdraw $140,000 from the Contract and pay you $127,250 ($140,000 less the $12,750 withdrawal charge).

Partial withdrawal under the partial withdrawal privilege followed by a full withdrawal:

•
You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $15,000. The $9,000 withdrawn is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis.

•
You take a full withdrawal in the third Contract Year when the Contract Value is $140,000 and the withdrawal charge is 8.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus), less any Purchase
Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 – $0 =..…………..…	$150,000
Multiplied by the withdrawal charge………………………………………………………………………………...........	x 8.5%
$12,750
Therefore, upon the full withdrawal, we withdraw $140,000 from the Contract and pay you $127,250 ($140,000 less the $12,750 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $136,250.

Partial withdrawal in excess of the partial withdrawal privilege followed by a full withdrawal:

•
You take a partial withdrawal of $18,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the partial withdrawal privilege at this time is $15,000, so $3,000 of the withdrawal is subject to a withdrawal charge and reduces the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
The amount you receive that is subject to a withdrawal charge………………………………………….	$3,000
Multiplied by the withdrawal charge……………………………………………………………………………...	x 8.5%
$255
Therefore, we withdraw $18,255 from the Contract and pay you $18,000.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix E

•
Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $140,000 and the withdrawal charge is 8.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus) less any Purchase
Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 – $3,000 =…………	$147,000
Multiplied by the withdrawal charge……………………………………………………………………………………....	x 8.5%
$12,495
Therefore, upon the full withdrawal, we withdraw $140,000 from the Contract and pay you $127,505 ($140,000 less the $12,495 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $145,505.

A series of partial withdrawals under the partial withdrawal privilege followed by a full withdrawal:

•
You take the maximum amount available under the partial withdrawal privilege each year for five years (total distributions = $75,000). The $75,000 withdrawn is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis.

•
In the sixth Contract Year, the Contract Value is $14,000. Although the maximum available under the partial withdrawal privilege is $15,000, there is only $14,000 of Contract Value available. Assuming you withdraw the $14,000, the partial withdrawal privilege does not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 6%.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus) less any Purchase
Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 – $0 =………………	$150,000
Multiplied by the withdrawal charge……………………………………………………………………………………....	x 6%
$9,000
Therefore, upon the full withdrawal, we withdraw $14,000 from the Contract and pay you $5,000 ($14,000 less the $9,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $80,000.

Alternatively, the largest available partial withdrawal at this time is $4,000, as this amount would reduce the Contract Value to the minimum required Contract Value of $10,000. If instead of a full withdrawal, you take a partial withdrawal of $4,000, it is not subject to a withdrawal charge. After four additional years, the initial Purchase Payment is beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015
Appendix E

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

OUR SERVICE CENTER

If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.

To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, and New Jersey) or for general customer service, please mail to the appropriate address as follows:

Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz Rewards® Variable Annuity Prospectus – April 27, 2015

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ REWARDS® VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT

Issued by

ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)

This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America

P. O. Box 561

Minneapolis, MN 55440-0561

 (800) 624-0197

Table of Contents

Allianz Life…………………………………………………………….	2	Annuity Provisions………………………………….....	6
Experts…………………………………………………………………	2	Annuity Units/Calculating Annuity Payments……	7
Legal Opinions………………………………………………………..	2	Mortality and Expense Risk Guarantee………………	7
Distributor……………………………………………………………..	2	Information on May 2003 Contracts…………………	8
Reduction or Elimination of the Withdrawal Charge………………..	2	Information on Contracts That Were Offered
Federal Tax Status…………………………………………..….…..	3	Before April 29, 2005………………………..………	16
General…………………………………………………………..	3	Information on Original and…………………… ……..
Diversification…………………………………………….…......	4	September 2002 Contracts…………………………	17
Owner Control………………………………………………..….	4	Financial Statements………………………………….	19
Contracts Owned by Non-Individuals……………………..…..	4	Appendix – Condensed Financial Information…...…	19
Income Tax Withholding………………………………..….......	5
Required Distributions…………………………………..………	5
Qualified Contracts……………………………………………...	5

Dated: April 27, 2015

REWSAI-0415

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

1

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2014 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2014 and 2013 and for each of the years in the three-year period ended December 31, 2014, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2012	$256,459,224.79	$0
2013	$263,039,138.09	$0
2014	$232,295,443.17	$0
We may fund Allianz Life Financial’s operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial’s operating and other expenses, including overhead, legal and accounting fees.

Allianz Life Financial sells its Contracts primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 846 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 broker-dealer firms. These payments vary in amount. In 2014, the five firms receiving the largest payments, ranging from $970,446 to $7,733,846, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

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Firm Name
LPL Financial Network
National Planning Holdings
AIG
Wells
UBS Financial Services Inc.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

•	the size of the group;

•	the total amount of Purchase Payments expected to be received from the group;

•
the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners continue to hold the Contracts for a certain period of time);

•	the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses are reduced; and

•	any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event is any reduction or elimination of the withdrawal charge permitted where the reduction or elimination is unfairly discriminatory to any person.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

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For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Diversification

Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract’s underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

Treasury Regulations (Treasury Reg. 1.817-5) amplify the Code’s diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.

Owner Control

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Contracts Owned by Non-Individuals

When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

4

Income Tax Withholding

All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	distributions which are required minimum distributions; or

•	the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract is distributed in the event of the death of an owner. Specifically, with regard to this Contract, Section 72(s) requires that:

•
if an Annuitant dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract is distributed at least as rapidly as under the method of distribution being used as of the date of such Annuitant’s death; and

•	if any Owner (or the Annuitant if the Owner is a non-individual) dies before the Income Date, the entire interest in the Contract is distributed within five years after the date of such Owner’s death.

These requirements are considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

Qualified Contracts

The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

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On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes – Distributions – Qualified Contracts.

An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.

Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes – Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS

We base Traditional Annuity Payments upon the following:

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.

•	The Contract Value on the Income Date.

•	The Annuity Option you select.

•	The age of the Annuitant and any joint Annuitant.

•	The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of Contract Value that you apply to fixed Traditional Annuity Payments is placed in our general account and does not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

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Annuity Units/Calculating Variable Annuity Payments

The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:

•	multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We allow an AIR of 5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units changes if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE

Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment not affected by variations in mortality and expense experience.

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INFORMATION ON MAY 2003 CONTRACTS

The following is a list of common abbreviations used in this section:

AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
GMDB	=	Guaranteed Minimum Death Benefit	MAV	=	Maximum Anniversary Value
GMIB	=	Guaranteed Minimum Income Benefit	PRIME	=	Protected Retirement Income Made Easy
May 2003 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI. May 2003 Contracts were replaced by May 2006 Contracts (which are described in the prospectus and have been discontinued as of July 1, 2010). The primary difference between May 2003 and May 2006 Contracts is that May 2003 Contracts offered the optional Traditional PRIME Benefit and optional Enhanced PRIME Benefit.

PRIME Benefits

PRIME Benefits include a GMIB and GPWB and carry an additional M&E charge. PRIME Benefits were available for selection at Contract issue. After the Issue Date, Traditional PRIME Benefit or Enhanced PRIME Benefit cannot be added to, changed, or removed from a Contract. If your Contract includes a PRIME Benefit and you do not exercise either GMIB or GPWB, you will have incurred higher Contract expenses without receiving any advantage from PRIME Benefits.

We designed PRIME Benefits to give you options on how to turn your accumulated retirement assets into a stream of retirement income. GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise GMIB or GPWB, and they can only be exercised within 30 days after a Contract Anniversary. Bonus amounts do not become part of the PB Value that is based on Contract Value until they are vested. You will not receive the benefit of the bonus on the parts of the PB Value that are based on Purchase Payments. PRIME Benefits do not create Contract Value or guarantee the performance of any Investment Option.

Payments made under PRIME Benefits are based on the PB Value. Under Traditional PRIME Benefit, the PB Value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations. Under Enhanced PRIME Benefit, the PB Value is the: MAV; 3% AIA; or 7% AIA. The PB Value under Enhanced PRIME Benefit is never less than the PB Value under Traditional PRIME Benefit, but they may be equal. You can only access the PB Value by exercising GMIB or GPWB.

Canceling PRIME Benefits

Once you exercise a PRIME Benefit, you cannot cancel it. However, you can end GPWB by stopping GPWB Payments and instead do one of the following.

•	Take an Excess Withdrawal of the entire Contract Value, including any vested bonus, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax (available at anytime).

•
Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, including any vested bonus, less any deduction we make to reimburse ourselves for premium tax (available at anytime).

•	Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract ends and you may receive less money than you would have received under GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, GPWB ends and we no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, GPWB ends and we reduce the Separate Account annual expense to 1.70% on that portion of the Contract.

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Although you can end GPWB, you cannot end GMIB. If you do stop GPWB Payments:

•	GPWB ends,

•	the Accumulation Phase of the Contract ends,

•	GMDB ends, and

•	if you request Annuity Payments, that portion of the Contract ends, as indicated in prospectus section 3, The Annuity Phase.

PB Value Under Traditional PRIME Benefit

The PB Value before the date of any Owner’s death or exercise of GPWB is equal to:

•	total Purchase Payments received (not including any bonus),

•
reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	if you take a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

Any traditional Partial Annuitizations or withdrawals you take may reduce the PB Value by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the PB Value, we deduct more than the amount annuitized or withdrawn from the PB Value.

If you exercise GPWB, the PB Value stops increasing on the date you begin receiving GPWB Payments and decreases:

•	on a dollar for dollar basis with each GPWB Payment we make; and

•	proportionately by the percentage of any Contract Value (including any vested bonus) taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal taken.

PB Value Under Enhanced PRIME Benefit

The PB Value before the date of any Owner’s death or exercise of GPWB is equal to:

•	the AIA; or

•	the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments (not including any bonus) adjusted for partial withdrawals on each Contract Anniversary by: a) 3%; and b) 7% (Not available in the state of Washington).

If the MAV is greater than both the 3% AIA and 7% AIA, the PB Value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 3% AIA or 7% AIA. If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or MAV.

The 7% AIA may be more limited than the 3% AIA or MAV because:

•	the 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years;

•	under GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options; and

•     under GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the AIA and MAV decrease, but continue to be calculated. If you take a GMIB Full Annuitization or exercise GPWB, we establish a PB Value and the AIA and MAV end. After you exercise GPWB, only the PB Value remains and continues to be calculated.

Calculating the AIAs

For each AIA that was effective on the Issue Date, it is equal to the initial Purchase Payment (not including any bonus) received. For any AIA that was effective after the Issue Date, it is equal to the Contract Value (including any vested bonus) on the endorsement effective date.

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On each Business Day other than a Contract Anniversary, each AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments (not including any bonus) received that day,

•	reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you take a GMIB Partial Annuitization that day based on the:

–	3% AIA, we reduce the 3% AIA by the dollar amount applied to GMIB Payments and we reduce the 7% AIA proportionately by the percentage of the 3% AIA applied to GMIB Payments.

–	7% AIA, we reduce the 7% AIA by the dollar amount applied to GMIB Payments and we reduce the 3% AIA proportionately by the percentage of the 7% AIA applied to GMIB Payments.

–	MAV, we reduce both the 3% AIA and 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

On each Contract Anniversary before the older Owner’s 81st birthday,* each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 7% for Contracts with the 7% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday,* we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

*	If the Contract is owned by a non-individual (for example, a qualified plan or trust), we use the Annuitant’s age.

We limit the 3% AIA to a maximum of:

•	1.5 times total Purchase Payments received (not including any bonus),

•
reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

We limit the 7% AIA to a maximum of:

•	2 times the total Purchase Payments (not including any bonus) received in the first five Contract Years,

•
reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

Calculating the MAV

The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments (not including any bonus) received that day,

•	reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you take a GMIB Partial Annuitization that day based on the:

–	MAV, we reduce the MAV by the dollar amount applied to GMIB Payments, and

–	3% AIA or 7% AIA, we reduce the MAV proportionately by the percentage of the 3% AIA or 7% AIA applied to GMIB Payments.

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On each Contract Anniversary before the older Owner’s 81st birthday,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

*	If the Contract is owned by a non-individual (for example, a qualified plan or trust), we use the Annuitant’s age.

Any traditional Partial Annuitizations or withdrawals you take may reduce the AIAs or MAV by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than an AIA (or MAV as appropriate), we deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

If you exercise GPWB, the PB Value stops increasing on the date you begin receiving GPWB Payments and decreases:

•	on a dollar for dollar basis with each GPWB Payment we make; and

•	proportionately by the percentage of any Contract Value (including any vested bonus) taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

Using PRIME Benefits

GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

You must hold your Contract for ten complete Contract Years before you can exercise GPWB or GMIB and you can only exercise GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise GPWB or GMIB before the expiration of the ten-year waiting period.

If you exercise GPWB:

•	You can no longer make additional Purchase Payments to the Contract.

•	Partial Annuitizations are no longer available.

•	The additional M&E charge for the PRIME Benefit continues until both GPWB and GMIB end.

•	If you have Enhanced GMDB, the additional M&E charge for GMDB continues as long as the Enhanced GMDB value is greater than zero.

•
The partial withdrawal privilege is no longer available to you, however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge, as set out in prospectus section 7, Expenses – Withdrawal Charge.

•	The systematic withdrawal and minimum distribution programs are no longer available to you and if you are participating in these programs, your participation ends.

•	The Contract Value continues to fluctuate as a result of market performance, and decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.

•
The GMDB value no longer increases, each GPWB Payment reduces the GMDB value on a dollar for dollar basis and any Excess Withdrawals reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.

•
The PB Value no longer increases, each GPWB Payment reduces the PB Value on a dollar for dollar basis and any Excess Withdrawals reduce the PB Value proportionately by the percentage of Contract Value withdrawn.

•	Excess Withdrawals do not affect the GPWB Payment amount or frequency, but may decrease the time over which you receive GPWB Payments.

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If you exercise GMIB under a Full Annuitization:

•	The Accumulation Phase ends and the Annuity Phase begins.

•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract applied to variable Traditional Annuity Payments continues to be subject to a 1.70% Separate Account annual expense.

•	If you have not exercised GPWB, it is no longer available to you, and you are no longer able to make additional Purchase Payments to the Contract.

•	If you exercised GPWB, GPWB Payments stop and GPWB ends.

•	GMDB ends.

If you exercise GMIB under a Partial Annuitization*:

•	The Annuity Phase begins and the Accumulation Phase continues.

•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

•
If any portion of the Contract is in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract in the Annuity Phase.

•	GPWB continues to be available to you.

•	The Partial Annuitization reduces the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB.

•	GMIB Payments do not affect the Contract Value available under the portion of the Contract in the Accumulation Phase.

*	Not available after you exercise GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) are treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under PRIME Benefits, the Owner controls:

•	when to exercise a benefit,

•	which benefit(s) to exercise, and

•	the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase.

GPWB Payments

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments do not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise GPWB, we make GPWB Payments based on the percentage of the initial PB Value you select, subject to the maximum allowable payment (GPWB Maximum). If you exercise GPWB, you can receive up to:

•	10% of the PB Value under Traditional PRIME Benefit,

•	10% of the PB Value under Enhanced PRIME Benefit, if the 3% AIA or MAV applies, or

•	5% of the PB Value under Enhanced PRIME Benefit, if the 7% AIA applies.

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Once you choose the percentage of GPWB value you want to receive, you cannot change it. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage you cannot adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges apply to any Excess Withdrawals you take in the first ten years after you exercise GPWB. In addition, if you take an Excess Withdrawal, the amount withdrawn reduces:

•	the Contract Value,

•	the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and

•	the GMDB value.

Excess Withdrawals do not affect the GPWB Payment amount or frequency, but may decrease the time over which you receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we pay the PB value to you:

•	within ten years, under Traditional PRIME Benefit if you take the maximum allowable payment each year.

•	within ten years, if you elect the 10% payment option under Enhanced PRIME Benefit and take the maximum allowable payment each year.

•	within 20 years, if you elect the 5% payment option under Enhanced PRIME Benefit and take the maximum allowable payment each year (assuming no step ups).

We deduct each GPWB Payment proportionately from the Investment Choices. We continue to allocate the Contract Value among the Investment Choices according to your instructions while GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions) while GPWB is in effect.

You can continue to receive GPWB Payments until the PB Value is exhausted or GPWB ends, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can:

•
receive a lump sum payment of the entire remaining Contract Value (including any vested bonus and less any withdrawal charges and any deduction we make for premium taxes), the Accumulation Phase and the Contract ends; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (including any vested bonus and less any deduction we make for premium taxes).

We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges and any deductions we make for premium tax) in a lump sum, the Accumulation Phase and the Contract ends.*

*	If you took a Partial Annuitization, those portions of the Contract continue and we continue to make Annuity Payments as provided for in the selected Annuity Option.

Taxation of GPWB Payments

GPWB Payments are considered withdrawals for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment is most likely subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59½, may also be subject to a 10% additional federal tax. GPWB Payments are not subject to a withdrawal charge.

When GPWB Ends

GPWB ends upon the earliest of the following.

•	The Business Day you take an Excess Withdrawal of the entire Contract Value.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	When the Contract ends.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

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GMIB Payments

The annuity income protection provided by GMIB applies only under the following circumstances.

•	Your Income Date must be within 30 days following a Contract Anniversary, beginning with tenth Contract Anniversary.

•	GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.

•	Annuity Option 6* is only available if the PB Value is the MAV.

•	If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4.

•	We base all GMIB Payments on an interest rate of 1% per year if the PB Value is the MAV and you select Annuity Option 6, or if the PB value is the 7% AIA.

*	For more information, see prospectus section 3, The Annuity Phase – Annuity Options.

In order to begin receiving monthly GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments begin after your request has been received at our Service Center and is determined to be in good order. We make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.

Under GMIB, you can take either a Full Annuitization, before you exercise GPWB, or you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization reduces the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB. If you take a Partial Annuitization, you cannot:

•	transfer any amounts you allocated to GMIB Payments back to any portion of the Contract in the Accumulation Phase;

•	transfer amounts from one Annuity Payment stream to another; or

•	allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

If you purchased this Contract under a qualified plan that is subject to minimum distribution requirement and you do not exercise GMIB on or before the date required minimum distribution payments must begin under the qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

Amount Used to Calculate GMIB Payments

GMIB guarantees that the GMIB Payments are equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greatest payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the 3% AIA and/or MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA is always less than the GMIB Payment available under the 3% AIA or MAV, we base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or MAV depending on the Annuity Option you select. In these instances, we allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

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Taxation of GMIB Payments

If you take a GMIB Partial Annuitization, GMIB Payments are considered withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract are considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% additional federal tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization is most likely subject to ordinary income taxes. For more information on Partial Annuitizations, please see prospectus section 3, The Annuity Phase – Partial Annuitization.

If you take a Full Annuitization under GMIB, GMIB Payments are considered annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments are considered annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment is considered to be a return of your investment and not subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment is subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment is most likely subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments generally are not subject to the 10% additional federal tax.

When GMIB Ends

If you have not exercised GMIB, it ends upon the earliest of the following.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.

•	When the Contract ends.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

If you exercise GMIB, each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	When the Contract ends.

*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

Separate Account Annual Expenses for May 2003 Contracts

The Separate Account annual expenses for May 2003 Contracts without PRIME Benefits during the Accumulation Phase are the same as the expenses for May 2006 Base Contracts. The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are the same as the current charges for May 2006 Contracts with PRIME Plus Benefit.

The Separate Account annual expenses for May 2003 Contracts with Traditional PRIME Benefit during the Accumulation Phase are as follows:

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

15

Separate Account Annual Expenses(1)

(as a percentage of average daily assets invested in a subaccount on an annual basis)

	May 2003 Contracts with Traditional PRIME Benefit
	M&E Charges	Admin.Charge	Total
Traditional GMDB	1.75%	0.15%	1.90%
Enhanced GMDB	2.00%	0.15%	2.15%
(1)	Some or all of the guaranteed benefits may not be available in all states; check with your Financial Professional.

The Separate Account annual expenses for May 2003 Contracts during the Annuity Phase are the same as the charges for May 2006 Contracts.

For more information on the expenses and charges of May 2006 Contracts, please see the Fee Tables in the prospectus.

INFORMATION ON CONTRACTS THAT WERE OFFERED BEFORE APRIL 29, 2005

Before April 29, 2005, we offered Contracts that allowed the Owner to take money out of the Contract (take a liquidation) during the Annuity Phase if the Owner elected to have us make variable Annuity Payments under Annuity Options 2, or 4. These liquidations were subject to an additional charge. These Contracts are no longer offered for sale.

Liquidations under Annuity Option 2 (life annuity with monthly payments over 10, 15 or 20 years guaranteed). During the lifetime of the Annuitant, and while the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We subtract a commutation fee from the amount liquidated before we pay you the proceeds. We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

Liquidations under Annuity Option 4 (joint and last survivor annuity with monthly payments over 10, 15 or 20 years guaranteed). While either the Annuitant or joint Annuitant is alive and the number of variable Traditional Annuity Payments we have made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We subtract a commutation fee from the amount liquidated before we pay you the proceeds. We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

16

Commutation fee/withdrawal charge for liquidations under Annuity Options 2, or 4. If you request variable Traditional Annuity Payments under Annuity Options 2 or 4 and take a liquidation, we may assess a commutation fee. The commutation fee as a percentage of the amount liquidated is equal to:

Number of Complete Years Since Income Date	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 years or more	1%
We assess the commutation fee to cover distribution expense and lost revenue, as well as internal costs incurred in conjunction with the liquidation. The commutation fee may not apply or may be revised in some states.

INFORMATION ON ORIGINAL AND SEPTEMBER 2002 CONTRACTS

Original Contracts were first offered in May 2000, and September 2002 Contracts were first offered at that time. Both Contracts were replaced by May 2003 Contracts. Original and September 2002 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI.

Original Contracts had a minimum mortality and expense risk (M&E) charge of 1.50%, a maximum potential M&E charge of 2.40%, and allowed Owners to add, after the Issue Date, the optional Traditional PRIME Benefit or Enhanced PRIME Benefit that were available on May 2003 Contracts.

September 2002 Contracts had a minimum M&E charge of 1.50%, a maximum potential M&E charge of 2.15%, offered an optional Enhanced GMIB, and did not include GPWBs.

The Enhanced GMIB value on September 2002 Contracts is equal to the greater of:

•	the Annual Increase Amount (AIA) before the older Owner’s 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or

•	the Maximum Anniversary Value (MAV) before the older Owner’s 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

For September 2002 Contracts, the 5% AIA on each Business Day other than a Contract Anniversary is calculated in the same way as it is under Enhanced PRIME Benefit for May 2003 Contracts. Then, on each Contract Anniversary before the older Owner’s 81st birthday it is equal to its value on the immediately preceding Business Day increased by 5%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary. We limit the AIA under Enhanced GMIB for September 2002 Contracts to a maximum of two times the total Purchase Payments received (not including any bonus), reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization, and reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each withdrawal taken or traditional Partial Annuitization taken. The MAV for September 2002 Contracts is calculated in the same manner as the MAV for May 2003 Contracts. For more information, please see the discussion earlier in this SAI.

The Traditional GMDB available under both of these older Contracts is the same as what is available under the May 2006 Contracts. The Enhanced GMDB value on Original Contracts is equal to the greater of:

•
total Purchase Payments received (not including any bonus), reduced proportionately by the percentage of the Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each withdrawal taken or traditional Partial Annuitization taken, and reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization; or

•	the MAV before the older Owner’s 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus).

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

17

The Enhanced GMDB on September 2002 Contracts is the same as what is available under the May 2006 Contracts. However, the AIA under Enhanced GMDB on September 2002 Contracts is calculated in the same manner as it is for September 2002 Contracts with Enhanced GMIB, but there is no limit on the AIA under Enhanced GMDB for September 2002 Contracts. The MAV under Enhanced GMDB on Original and September 2002 Contracts is calculated in the same manner as it is for May 2006 Contracts. For more details on the death benefits, see prospectus section 11, Death Benefit.

Original and September 2002 Contracts did not include the Dollar Cost Averaging Fixed Option. If you purchased one of these older Contracts before June 16, 2000, you can elect to receive variable Traditional Annuity Payments under Annuity Option 6. Under these variable Traditional Annuity Payments, you can also take partial liquidations at least once each Contract Year of up to 100% of the liquidation value in the Contract. We do not assess a commutation fee on the amount liquidated. We process these liquidations within seven days after your written request is received in good order at the Service Center. After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guarantee period by the percentage of the liquidation value you withdraw.

Original and September 2002 Contracts also provided a waiver of withdrawal charge that permits you to take money out of the Contract under certain circumstances without incurring a withdrawal charge:

•	if after the third Contract Year, any Owners become confined to a nursing home or hospital for 90 consecutive days; or

•	if after the first Contract Year, any Owners become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract is required).

The waiver does not apply if any of the above conditions existed on your Issue Date. If the Contract is owned by a non-individual, we base this benefit on the Annuitant.

Also, after the first Contract Year, if any Owner becomes unemployed for at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

These waivers vary from state to state and may not be available in all states. Check with your Financial Professional for details on the waivers available in your state.

The charges for older Contracts differ from the charges for May 2006 Contracts as follows:

Separate Account Annual Expenses During the Accumulation Phase

(as a percentage of average daily assets invested in a subaccount on an annual basis)

For September 2002 Contracts: *

	Charges for a Contract without GMIB			Charges for a Contract with Enhanced GMIB
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.50%	0.15%	1.65%	1.80%	0.15%	1.95%
Enhanced GMDB	1.80%	0.15%	1.95%	2.00%	0.15%	2.15%
For Original Contracts: *

	Charges for a Contract without a PRIME Benefit			Charges for a Contract with Traditional PRIME Benefit			Charges for a Contract with Enhanced PRIME Benefit
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.50%	0.15%	1.65%	1.70%	0.15%	1.85%	2.20%	0.15%	2.35%
Enhanced GMDB	1.70%	0.15%	1.85%	1.90%	0.15%	2.05%	2.40%	0.15%	2.55%
During the Annuity Phase, if you request variable Annuity Payments, the Separate Account annual expenses for these older Contracts is equal on an annual basis to 1.65%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase.

*	Some or all of the guaranteed benefits may not have been available in all states.

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

18

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2013 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2013 are also included in Part C of the Registration Statement and are incorporated herein by reference.

APPENDIX – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for May 2006 Contracts is found in Appendix A to the prospectus. AUV information listing the additional combinations of charges is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

Additional Combinations of Benefit Options	Separate Account Annual Expenses(1)
Original Contract with Traditional GMDB and no PRIME Benefit,	1.65%
September 2002 Contract with Traditional GMDB and no GMIB	1.65%
Original Contract with Enhanced GMDB and no PRIME Benefit	1.85%
Original Contract with Traditional GMDB and Traditional PRIME Benefit	1.85%
May 2003 Contract with Traditional GMDB and Traditional PRIME Benefit	1.90%
September 2002 Contract with Enhanced GMDB and no GMIB	1.95%
September 2002 Contract with Traditional GMDB and Enhanced GMIB	1.95%
May 2003 Contract with Enhanced GMDB and no GMIB	2.00%
May 2006 Base Contract with Enhanced GMDB	2.00%
Original Contract with Enhanced GMDB and Traditional PRIME Benefit	2.05%
September 2002 Contract with Enhanced GMDB and Enhanced GMIB	2.15%
May 2003 Contract with Enhanced GMDB and Traditional PRIME Benefit	2.15%
Allianz Rewards – Original Contract with Traditional GMDB and Enhanced PRIME Benefit	2.35%
May 2003 Contract with Traditional GMDB and Enhanced PRIME Benefit	2.40%
May 2006 Contract with Traditional GMDB and PRIME Plus Benefit	2.40%
Original Contract with Enhanced GMDB and Enhanced PRIME Benefit	2.55%

(1)
The Separate Account annual expenses for a May 2003 Contract with Traditional GMDB and no PRIME Benefit (1.70%) and a May 2003 Contract with Enhanced GMDB and Enhanced PRIME Benefit (2.60%) are the same as the expenses for May 2006 Contracts, therefore the AUV information is included in the prospectus.

NOTE: The following Investment Options commenced operations under this Contract after December 31, 2014. Therefore, no AUV information is shown for: AZL MVP Balanced Index Strategy Fund and AZL MVP Growth Index Strategy Fund.

(Number of Accumulation Units in thousands)

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

19

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.65%
	12/31/2009	N/A	10.030	32
	12/31/2010	10.030	10.901	22
	12/31/2011	10.901	10.982	16
	12/31/2012	10.982	11.913	31
	12/31/2013	11.913	13.233	16
	12/31/2014	13.233	13.812	26
1.85%
	12/31/2009	N/A	10.026	3
	12/31/2010	10.026	10.876	3
	12/31/2011	10.876	10.934	3
	12/31/2012	10.934	11.837	4
	12/31/2013	11.837	13.122	10
	12/31/2014	13.122	13.670	8
1.90%
	12/31/2009	N/A	10.025	5
	12/31/2010	10.025	10.869	0
	12/31/2011	10.869	10.922	2
	12/31/2012	10.922	11.818	9
	12/31/2013	11.818	13.095	3
	12/31/2014	13.095	13.634	6
1.95%
	12/31/2009	N/A	10.024	9
	12/31/2010	10.024	10.863	9
	12/31/2011	10.863	10.910	41
	12/31/2012	10.910	11.799	35
	12/31/2013	11.799	13.067	11
	12/31/2014	13.067	13.599	15
2.00%
	12/31/2009	N/A	10.023	13
	12/31/2010	10.023	10.856	13
	12/31/2011	10.856	10.898	33
	12/31/2012	10.898	11.780	48
	12/31/2013	11.780	13.040	37
	12/31/2014	13.040	13.563	47
2.05%
	12/31/2009	N/A	10.022	0
	12/31/2010	10.022	10.850	0
	12/31/2011	10.850	10.886	0
	12/31/2012	10.886	11.762	0
	12/31/2013	11.762	13.013	0
	12/31/2014	13.013	13.528	0
2.15%
	12/31/2009	N/A	10.020	6
	12/31/2010	10.020	10.837	12
	12/31/2011	10.837	10.862	50
	12/31/2012	10.862	11.724	61
	12/31/2013	11.724	12.958	41
	12/31/2014	12.958	13.458	44
2.35%
	12/31/2009	N/A	10.016	0
	12/31/2010	10.016	10.811	0
	12/31/2011	10.811	10.815	0
	12/31/2012	10.815	11.649	0
	12/31/2013	11.649	12.850	0
	12/31/2014	12.850	13.319	0

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

20

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2009	N/A	10.015	83
	12/31/2010	10.015	10.804	99
	12/31/2011	10.804	10.803	170
	12/31/2012	10.803	11.631	245
	12/31/2013	11.631	12.823	336
	12/31/2014	12.823	13.284	413
2.55%
	12/31/2009	N/A	10.013	0
	12/31/2010	10.013	10.785	0
	12/31/2011	10.785	10.768	0
	12/31/2012	10.768	11.575	0
	12/31/2013	11.575	12.743	0
	12/31/2014	12.743	13.181	0
AZL DFA Multi-Strategy Fund
1.65%
	12/31/2009	N/A	10.062	14
	12/31/2010	10.062	11.225	21
	12/31/2011	11.225	11.043	138
	12/31/2012	11.043	12.309	43
	12/31/2013	12.309	14.659	48
	12/31/2014	14.659	15.360	34
1.85%
	12/31/2009	N/A	10.058	9
	12/31/2010	10.058	11.199	13
	12/31/2011	11.199	10.995	33
	12/31/2012	10.995	12.231	25
	12/31/2013	12.231	14.537	17
	12/31/2014	14.537	15.201	13
1.90%
	12/31/2009	N/A	10.057	0
	12/31/2010	10.057	11.192	0
	12/31/2011	11.192	10.983	18
	12/31/2012	10.983	12.211	15
	12/31/2013	12.211	14.506	22
	12/31/2014	14.506	15.162	11
1.95%
	12/31/2009	N/A	10.056	3
	12/31/2010	10.056	11.185	5
	12/31/2011	11.185	10.971	135
	12/31/2012	10.971	12.192	75
	12/31/2013	12.192	14.476	135
	12/31/2014	14.476	15.123	136
2.00%
	12/31/2009	N/A	10.055	2
	12/31/2010	10.055	11.179	2
	12/31/2011	11.179	10.959	6
	12/31/2012	10.959	12.172	9
	12/31/2013	12.172	14.446	23
	12/31/2014	14.446	15.083	18
2.05%
	12/31/2009	N/A	10.054	0
	12/31/2010	10.054	11.172	0
	12/31/2011	11.172	10.947	0
	12/31/2012	10.947	12.153	0
	12/31/2013	12.153	14.415	0
	12/31/2014	14.415	15.044	0

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

21

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2009	N/A	10.052	1
	12/31/2010	10.052	11.159	7
	12/31/2011	11.159	10.923	263
	12/31/2012	10.923	12.114	494
	12/31/2013	12.114	14.355	576
	12/31/2014	14.355	14.966	201
2.35%
	12/31/2009	N/A	10.048	0
	12/31/2010	10.048	11.132	0
	12/31/2011	11.132	10.875	0
	12/31/2012	10.875	12.037	0
	12/31/2013	12.037	14.235	1
	12/31/2014	14.235	14.812	1
2.40%
	12/31/2009	N/A	10.047	289
	12/31/2010	10.047	11.125	263
	12/31/2011	11.125	10.863	677
	12/31/2012	10.863	12.018	881
	12/31/2013	12.018	14.205	1693
	12/31/2014	14.205	14.773	1799
2.55%
	12/31/2009	N/A	10.045	0
	12/31/2010	10.045	11.105	0
	12/31/2011	11.105	10.828	21
	12/31/2012	10.828	11.960	23
	12/31/2013	11.960	14.116	21
	12/31/2014	14.116	14.659	19
AZL Franklin Templeton Founding Strategy Plus Fund
1.65%
	12/31/2009	N/A	10.213	0
	12/31/2010	10.213	11.052	13
	12/31/2011	11.052	10.673	38
	12/31/2012	10.673	12.049	19
	12/31/2013	12.049	13.999	18
	12/31/2014	13.999	14.064	54
1.85%
	12/31/2009	N/A	10.209	0
	12/31/2010	10.209	11.026	0
	12/31/2011	11.026	10.626	6
	12/31/2012	10.626	11.972	31
	12/31/2013	11.972	13.882	26
	12/31/2014	13.882	13.919	26
1.90%
	12/31/2009	N/A	10.208	4
	12/31/2010	10.208	11.020	0
	12/31/2011	11.020	10.614	8
	12/31/2012	10.614	11.953	10
	12/31/2013	11.953	13.853	22
	12/31/2014	13.853	13.883	13
1.95%
	12/31/2009	N/A	10.207	0
	12/31/2010	10.207	11.013	9
	12/31/2011	11.013	10.603	57
	12/31/2012	10.603	11.934	42
	12/31/2013	11.934	13.824	30
	12/31/2014	13.824	13.847	51

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

22

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.00%
	12/31/2009	N/A	10.206	0
	12/31/2010	10.206	11.006	2
	12/31/2011	11.006	10.591	14
	12/31/2012	10.591	11.915	9
	12/31/2013	11.915	13.795	33
	12/31/2014	13.795	13.811	30
2.05%
	12/31/2009	N/A	10.205	0
	12/31/2010	10.205	11.000	0
	12/31/2011	11.000	10.580	0
	12/31/2012	10.580	11.896	0
	12/31/2013	11.896	13.766	0
	12/31/2014	13.766	13.775	0
2.15%
	12/31/2009	N/A	10.203	13
	12/31/2010	10.203	10.987	13
	12/31/2011	10.987	10.556	91
	12/31/2012	10.556	11.858	62
	12/31/2013	11.858	13.708	80
	12/31/2014	13.708	13.704	108
2.35%
	12/31/2009	N/A	10.199	0
	12/31/2010	10.199	10.961	0
	12/31/2011	10.961	10.510	0
	12/31/2012	10.510	11.782	0
	12/31/2013	11.782	13.594	1
	12/31/2014	13.594	13.562	6
2.40%
	12/31/2009	N/A	10.198	17
	12/31/2010	10.198	10.954	130
	12/31/2011	10.954	10.499	274
	12/31/2012	10.499	11.763	349
	12/31/2013	11.763	13.565	569
	12/31/2014	13.565	13.527	564
2.55%
	12/31/2009	N/A	10.195	0
	12/31/2010	10.195	10.935	0
	12/31/2011	10.935	10.464	0
	12/31/2012	10.464	11.707	0
	12/31/2013	11.707	13.480	0
	12/31/2014	13.480	13.422	0
AZL Gateway Fund
1.65%
	12/31/2011	N/A	10.224	40
	12/31/2012	10.224	10.473	34
	12/31/2013	10.473	11.172	33
	12/31/2014	11.172	11.328	40
1.85%
	12/31/2011	N/A	10.190	0
	12/31/2012	10.190	10.418	0
	12/31/2013	10.418	11.090	0
	12/31/2014	11.090	11.223	0
1.90%
	12/31/2011	N/A	10.182	0
	12/31/2012	10.182	10.404	0
	12/31/2013	10.404	11.069	3
	12/31/2014	11.069	11.197	3

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

23

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2011	N/A	10.173	10
	12/31/2012	10.173	10.390	1
	12/31/2013	10.390	11.049	1
	12/31/2014	11.049	11.171	30
2.00%
	12/31/2011	N/A	10.165	0
	12/31/2012	10.165	10.376	0
	12/31/2013	10.376	11.029	6
	12/31/2014	11.029	11.144	4
2.05%
	12/31/2011	N/A	10.156	0
	12/31/2012	10.156	10.362	0
	12/31/2013	10.362	11.008	0
	12/31/2014	11.008	11.118	0
2.15%
	12/31/2011	N/A	10.139	11
	12/31/2012	10.139	10.334	9
	12/31/2013	10.334	10.968	8
	12/31/2014	10.968	11.067	44
2.35%
	12/31/2011	N/A	10.105	0
	12/31/2012	10.105	10.279	0
	12/31/2013	10.279	10.888	0
	12/31/2014	10.888	10.963	0
2.40%
	12/31/2011	N/A	10.097	84
	12/31/2012	10.097	10.265	71
	12/31/2013	10.265	10.868	247
	12/31/2014	10.868	10.938	160
2.55%
	12/31/2011	N/A	10.071	0
	12/31/2012	10.071	10.224	0
	12/31/2013	10.224	10.808	0
	12/31/2014	10.808	10.861	0
AZL Invesco Equity and Income Fund
1.65%
	12/31/2005	10.792	11.332	51
	12/31/2006	11.332	12.543	58
	12/31/2007	12.543	12.715	61
	12/31/2008	12.715	9.515	37
	12/31/2009	9.515	11.497	32
	12/31/2010	11.497	12.637	30
	12/31/2011	12.637	12.160	76
	12/31/2012	12.160	13.384	25
	12/31/2013	13.384	16.412	41
	12/31/2014	16.412	17.516	51
1.85%
	12/31/2005	10.777	11.295	284
	12/31/2006	11.295	12.476	261
	12/31/2007	12.476	12.622	250
	12/31/2008	12.622	9.426	211
	12/31/2009	9.426	11.368	173
	12/31/2010	11.368	12.470	152
	12/31/2011	12.470	11.975	86
	12/31/2012	11.975	13.154	63
	12/31/2013	13.154	16.098	52
	12/31/2014	16.098	17.146	44

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

24

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2005	10.774	11.285	13
	12/31/2006	11.285	12.460	14
	12/31/2007	12.460	12.599	15
	12/31/2008	12.599	9.404	29
	12/31/2009	9.404	11.335	19
	12/31/2010	11.335	12.428	15
	12/31/2011	12.428	11.929	23
	12/31/2012	11.929	13.097	21
	12/31/2013	13.097	16.020	39
	12/31/2014	16.020	17.055	30
1.95%
	12/31/2005	10.770	11.276	29
	12/31/2006	11.276	12.443	64
	12/31/2007	12.443	12.575	49
	12/31/2008	12.575	9.382	53
	12/31/2009	9.382	11.303	51
	12/31/2010	11.303	12.387	49
	12/31/2011	12.387	11.883	74
	12/31/2012	11.883	13.040	82
	12/31/2013	13.040	15.943	134
	12/31/2014	15.943	16.964	119
2.00%
	12/31/2005	10.767	11.266	31
	12/31/2006	11.266	12.427	28
	12/31/2007	12.427	12.552	33
	12/31/2008	12.552	9.360	37
	12/31/2009	9.360	11.271	33
	12/31/2010	11.271	12.345	14
	12/31/2011	12.345	11.838	28
	12/31/2012	11.838	12.984	27
	12/31/2013	12.984	15.866	27
	12/31/2014	15.866	16.873	19
2.05%
	12/31/2005	10.763	11.257	0
	12/31/2006	11.257	12.410	0
	12/31/2007	12.410	12.529	0
	12/31/2008	12.529	9.338	0
	12/31/2009	9.338	11.239	0
	12/31/2010	11.239	12.304	0
	12/31/2011	12.304	11.792	0
	12/31/2012	11.792	12.928	0
	12/31/2013	12.928	15.789	0
	12/31/2014	15.789	16.784	1
2.15%
	12/31/2005	10.756	11.238	93
	12/31/2006	11.238	12.377	136
	12/31/2007	12.377	12.483	139
	12/31/2008	12.483	9.295	109
	12/31/2009	9.295	11.176	64
	12/31/2010	11.176	12.222	64
	12/31/2011	12.222	11.702	111
	12/31/2012	11.702	12.816	105
	12/31/2013	12.816	15.637	209
	12/31/2014	15.637	16.605	184

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

25

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2005	10.741	11.201	0
	12/31/2006	11.201	12.311	1
	12/31/2007	12.311	12.392	1
	12/31/2008	12.392	9.208	1
	12/31/2009	9.208	11.050	0
	12/31/2010	11.050	12.060	0
	12/31/2011	12.060	11.524	3
	12/31/2012	11.524	12.595	3
	12/31/2013	12.595	15.337	1
	12/31/2014	15.337	16.254	5
2.40%
	12/31/2005	10.738	11.191	750
	12/31/2006	11.191	12.295	856
	12/31/2007	12.295	12.369	879
	12/31/2008	12.369	9.187	807
	12/31/2009	9.187	11.018	703
	12/31/2010	11.018	12.020	653
	12/31/2011	12.020	11.480	900
	12/31/2012	11.480	12.541	835
	12/31/2013	12.541	15.263	1360
	12/31/2014	15.263	16.168	1586
2.55%
	12/31/2005	10.727	11.163	1
	12/31/2006	11.163	12.246	1
	12/31/2007	12.246	12.301	2
	12/31/2008	12.301	9.123	2
	12/31/2009	9.123	10.925	2
	12/31/2010	10.925	11.900	2
	12/31/2011	11.900	11.349	0
	12/31/2012	11.349	12.379	0
	12/31/2013	12.379	15.043	0
	12/31/2014	15.043	15.911	2
AZL Money Market Fund
1.65%
	12/31/2005	10.208	10.299	511
	12/31/2006	10.299	10.581	517
	12/31/2007	10.581	10.907	728
	12/31/2008	10.907	10.990	857
	12/31/2009	10.990	10.834	677
	12/31/2010	10.834	10.657	413
	12/31/2011	10.657	10.484	474
	12/31/2012	10.484	10.311	246
	12/31/2013	10.311	10.143	227
	12/31/2014	10.143	9.977	137
1.85%
	12/31/2005	10.108	10.178	402
	12/31/2006	10.178	10.436	426
	12/31/2007	10.436	10.735	439
	12/31/2008	10.735	10.796	683
	12/31/2009	10.796	10.621	457
	12/31/2010	10.621	10.427	362
	12/31/2011	10.427	10.237	304
	12/31/2012	10.237	10.048	144
	12/31/2013	10.048	9.864	127
	12/31/2014	9.864	9.684	125

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

26

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2005	10.083	10.148	146
	12/31/2006	10.148	10.400	114
	12/31/2007	10.400	10.693	111
	12/31/2008	10.693	10.748	224
	12/31/2009	10.748	10.568	135
	12/31/2010	10.568	10.370	94
	12/31/2011	10.370	10.176	78
	12/31/2012	10.176	9.983	75
	12/31/2013	9.983	9.796	72
	12/31/2014	9.796	9.612	69
1.95%
	12/31/2005	10.058	10.118	319
	12/31/2006	10.118	10.364	442
	12/31/2007	10.364	10.651	484
	12/31/2008	10.651	10.700	568
	12/31/2009	10.700	10.516	441
	12/31/2010	10.516	10.314	509
	12/31/2011	10.314	10.115	442
	12/31/2012	10.115	9.919	484
	12/31/2013	9.919	9.728	331
	12/31/2014	9.728	9.540	248
2.00%
	12/31/2005	10.033	10.088	106
	12/31/2006	10.088	10.328	119
	12/31/2007	10.328	10.609	119
	12/31/2008	10.609	10.652	718
	12/31/2009	10.652	10.464	216
	12/31/2010	10.464	10.258	211
	12/31/2011	10.258	10.055	162
	12/31/2012	10.055	9.855	149
	12/31/2013	9.855	9.660	118
	12/31/2014	9.660	9.469	88
2.05%
	12/31/2005	10.009	10.058	2
	12/31/2006	10.058	10.292	0
	12/31/2007	10.292	10.567	0
	12/31/2008	10.567	10.605	1
	12/31/2009	10.605	10.412	6
	12/31/2010	10.412	10.202	2
	12/31/2011	10.202	9.995	2
	12/31/2012	9.995	9.791	2
	12/31/2013	9.791	9.593	2
	12/31/2014	9.593	9.399	1
2.15%
	12/31/2005	9.960	9.999	670
	12/31/2006	9.999	10.222	591
	12/31/2007	10.222	10.483	770
	12/31/2008	10.483	10.510	1214
	12/31/2009	10.510	10.309	794
	12/31/2010	10.309	10.091	502
	12/31/2011	10.091	9.877	456
	12/31/2012	9.877	9.666	534
	12/31/2013	9.666	9.460	460
	12/31/2014	9.460	9.260	302

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

27

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2005	9.862	9.881	57
	12/31/2006	9.881	10.081	44
	12/31/2007	10.081	10.318	37
	12/31/2008	10.318	10.325	47
	12/31/2009	10.325	10.107	14
	12/31/2010	10.107	9.873	27
	12/31/2011	9.873	9.644	25
	12/31/2012	9.644	9.419	13
	12/31/2013	9.419	9.200	23
	12/31/2014	9.200	8.987	16
2.40%
	12/31/2005	9.838	9.852	1627
	12/31/2006	9.852	10.046	2644
	12/31/2007	10.046	10.278	3544
	12/31/2008	10.278	10.279	6812
	12/31/2009	10.279	10.057	5567
	12/31/2010	10.057	9.819	4675
	12/31/2011	9.819	9.587	4556
	12/31/2012	9.587	9.358	4206
	12/31/2013	9.358	9.137	3764
	12/31/2014	9.137	8.921	3049
2.55%
	12/31/2005	9.765	9.765	8
	12/31/2006	9.765	9.943	1
	12/31/2007	9.943	10.156	1
	12/31/2008	10.156	10.142	8
	12/31/2009	10.142	9.908	6
	12/31/2010	9.908	9.659	7
	12/31/2011	9.659	9.417	6
	12/31/2012	9.417	9.179	6
	12/31/2013	9.179	8.948	6
	12/31/2014	8.948	8.723	5
AZL MVP Fusion Balanced Fund
1.65%
	12/31/2005	N/A	10.612	34
	12/31/2006	10.612	11.429	96
	12/31/2007	11.429	12.041	187
	12/31/2008	12.041	8.593	214
	12/31/2009	8.593	10.710	151
	12/31/2010	10.710	11.701	101
	12/31/2011	11.701	11.406	94
	12/31/2012	11.406	12.497	61
	12/31/2013	12.497	13.700	37
	12/31/2014	13.700	14.094	36
1.85%
	12/31/2005	N/A	10.598	3
	12/31/2006	10.598	11.391	46
	12/31/2007	11.391	11.976	117
	12/31/2008	11.976	8.530	110
	12/31/2009	8.530	10.610	89
	12/31/2010	10.610	11.569	86
	12/31/2011	11.569	11.255	56
	12/31/2012	11.255	12.306	62
	12/31/2013	12.306	13.465	54
	12/31/2014	13.465	13.824	55

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

28

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2005	N/A	10.594	32
	12/31/2006	10.594	11.381	82
	12/31/2007	11.381	11.960	77
	12/31/2008	11.960	8.514	111
	12/31/2009	8.514	10.586	112
	12/31/2010	10.586	11.536	112
	12/31/2011	11.536	11.217	107
	12/31/2012	11.217	12.259	105
	12/31/2013	12.259	13.406	121
	12/31/2014	13.406	13.757	109
1.95%
	12/31/2005	N/A	10.590	14
	12/31/2006	10.590	11.372	10
	12/31/2007	11.372	11.944	79
	12/31/2008	11.944	8.499	148
	12/31/2009	8.499	10.561	186
	12/31/2010	10.561	11.503	146
	12/31/2011	11.503	11.180	169
	12/31/2012	11.180	12.212	184
	12/31/2013	12.212	13.348	132
	12/31/2014	13.348	13.691	131
2.00%
	12/31/2005	N/A	10.587	74
	12/31/2006	10.587	11.362	221
	12/31/2007	11.362	11.929	227
	12/31/2008	11.929	8.483	233
	12/31/2009	8.483	10.536	213
	12/31/2010	10.536	11.471	137
	12/31/2011	11.471	11.143	95
	12/31/2012	11.143	12.165	84
	12/31/2013	12.165	13.290	74
	12/31/2014	13.290	13.625	69
2.05%
	12/31/2005	N/A	10.583	0
	12/31/2006	10.583	11.353	0
	12/31/2007	11.353	11.913	0
	12/31/2008	11.913	8.467	0
	12/31/2009	8.467	10.512	0
	12/31/2010	10.512	11.438	0
	12/31/2011	11.438	11.106	0
	12/31/2012	11.106	12.119	0
	12/31/2013	12.119	13.233	0
	12/31/2014	13.233	13.559	0
2.15%
	12/31/2005	N/A	10.576	125
	12/31/2006	10.576	11.334	135
	12/31/2007	11.334	11.881	189
	12/31/2008	11.881	8.436	246
	12/31/2009	8.436	10.462	256
	12/31/2010	10.462	11.374	226
	12/31/2011	11.374	11.032	207
	12/31/2012	11.032	12.026	199
	12/31/2013	12.026	13.118	159
	12/31/2014	13.118	13.428	138

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

29

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2005	N/A	10.562	7
	12/31/2006	10.562	11.296	7
	12/31/2007	11.296	11.817	6
	12/31/2008	11.817	8.374	5
	12/31/2009	8.374	10.365	4
	12/31/2010	10.365	11.245	3
	12/31/2011	11.245	10.886	3
	12/31/2012	10.886	11.843	3
	12/31/2013	11.843	12.893	3
	12/31/2014	12.893	13.171	4
2.40%
	12/31/2005	N/A	10.559	695
	12/31/2006	10.559	11.287	1678
	12/31/2007	11.287	11.802	2269
	12/31/2008	11.802	8.359	2225
	12/31/2009	8.359	10.341	2077
	12/31/2010	10.341	11.213	1956
	12/31/2011	11.213	10.849	1953
	12/31/2012	10.849	11.797	1902
	12/31/2013	11.797	12.837	1781
	12/31/2014	12.837	13.107	1596
2.55%
	12/31/2005	N/A	10.548	2
	12/31/2006	10.548	11.259	2
	12/31/2007	11.259	11.754	7
	12/31/2008	11.754	8.313	1
	12/31/2009	8.313	10.269	0
	12/31/2010	10.269	11.118	0
	12/31/2011	11.118	10.741	0
	12/31/2012	10.741	11.662	0
	12/31/2013	11.662	12.671	0
	12/31/2014	12.671	12.918	0
AZL MVP Fusion Conservative Fund
1.65%
	12/31/2009	N/A	10.149	0
	12/31/2010	10.149	11.077	23
	12/31/2011	11.077	10.967	5
	12/31/2012	10.967	12.002	6
	12/31/2013	12.002	12.745	17
	12/31/2014	12.745	13.140	18
1.85%
	12/31/2009	N/A	10.145	0
	12/31/2010	10.145	11.051	21
	12/31/2011	11.051	10.919	7
	12/31/2012	10.919	11.925	9
	12/31/2013	11.925	12.639	0
	12/31/2014	12.639	13.004	0
1.90%
	12/31/2009	N/A	10.144	0
	12/31/2010	10.144	11.044	0
	12/31/2011	11.044	10.907	11
	12/31/2012	10.907	11.906	9
	12/31/2013	11.906	12.612	0
	12/31/2014	12.612	12.970	0

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

30

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2009	N/A	10.143	0
	12/31/2010	10.143	11.038	41
	12/31/2011	11.038	10.895	65
	12/31/2012	10.895	11.887	104
	12/31/2013	11.887	12.586	78
	12/31/2014	12.586	12.936	61
2.00%
	12/31/2009	N/A	10.142	0
	12/31/2010	10.142	11.031	0
	12/31/2011	11.031	10.883	104
	12/31/2012	10.883	11.868	41
	12/31/2013	11.868	12.560	43
	12/31/2014	12.560	12.903	41
2.05%
	12/31/2009	N/A	10.141	0
	12/31/2010	10.141	11.025	0
	12/31/2011	11.025	10.871	0
	12/31/2012	10.871	11.849	0
	12/31/2013	11.849	12.533	0
	12/31/2014	12.533	12.869	0
2.15%
	12/31/2009	N/A	10.139	0
	12/31/2010	10.139	11.012	30
	12/31/2011	11.012	10.847	57
	12/31/2012	10.847	11.811	56
	12/31/2013	11.811	12.481	44
	12/31/2014	12.481	12.803	43
2.35%
	12/31/2009	N/A	10.135	0
	12/31/2010	10.135	10.985	0
	12/31/2011	10.985	10.800	0
	12/31/2012	10.800	11.736	0
	12/31/2013	11.736	12.377	0
	12/31/2014	12.377	12.670	0
2.40%
	12/31/2009	N/A	10.134	5
	12/31/2010	10.134	10.979	187
	12/31/2011	10.979	10.788	410
	12/31/2012	10.788	11.718	508
	12/31/2013	11.718	12.351	480
	12/31/2014	12.351	12.637	471
2.55%
	12/31/2009	N/A	10.131	0
	12/31/2010	10.131	10.959	0
	12/31/2011	10.959	10.753	2
	12/31/2012	10.753	11.661	2
	12/31/2013	11.661	12.273	2
	12/31/2014	12.273	12.539	1
AZL MVP Fusion Moderate Fund
1.65%
	12/31/2005	N/A	10.790	96
	12/31/2006	10.790	11.751	119
	12/31/2007	11.751	12.313	130
	12/31/2008	12.313	8.144	134
	12/31/2009	8.144	10.368	148
	12/31/2010	10.368	11.396	100
	12/31/2011	11.396	10.892	483
	12/31/2012	10.892	12.055	414
	12/31/2013	12.055	13.657	385
	12/31/2014	13.657	14.002	372

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

31

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.85%
	12/31/2005	N/A	10.775	54
	12/31/2006	10.775	11.711	86
	12/31/2007	11.711	12.248	88
	12/31/2008	12.248	8.085	79
	12/31/2009	8.085	10.271	112
	12/31/2010	10.271	11.267	101
	12/31/2011	11.267	10.747	67
	12/31/2012	10.747	11.871	52
	12/31/2013	11.871	13.422	26
	12/31/2014	13.422	13.734	11
1.90%
	12/31/2005	N/A	10.772	49
	12/31/2006	10.772	11.702	128
	12/31/2007	11.702	12.231	117
	12/31/2008	12.231	8.070	107
	12/31/2009	8.070	10.247	122
	12/31/2010	10.247	11.235	131
	12/31/2011	11.235	10.711	132
	12/31/2012	10.711	11.826	128
	12/31/2013	11.826	13.363	117
	12/31/2014	13.363	13.667	92
1.95%
	12/31/2005	N/A	10.768	131
	12/31/2006	10.768	11.692	205
	12/31/2007	11.692	12.215	152
	12/31/2008	12.215	8.055	137
	12/31/2009	8.055	10.223	122
	12/31/2010	10.223	11.203	104
	12/31/2011	11.203	10.676	114
	12/31/2012	10.676	11.780	138
	12/31/2013	11.780	13.306	93
	12/31/2014	13.306	13.601	75
2.00%
	12/31/2005	N/A	10.765	106
	12/31/2006	10.765	11.682	194
	12/31/2007	11.682	12.199	149
	12/31/2008	12.199	8.040	145
	12/31/2009	8.040	10.200	153
	12/31/2010	10.200	11.172	107
	12/31/2011	11.172	10.640	96
	12/31/2012	10.640	11.735	92
	12/31/2013	11.735	13.248	151
	12/31/2014	13.248	13.536	110
2.05%
	12/31/2005	N/A	10.761	0
	12/31/2006	10.761	11.672	0
	12/31/2007	11.672	12.182	8
	12/31/2008	12.182	8.025	8
	12/31/2009	8.025	10.176	4
	12/31/2010	10.176	11.140	4
	12/31/2011	11.140	10.605	3
	12/31/2012	10.605	11.690	3
	12/31/2013	11.690	13.191	2
	12/31/2014	13.191	13.470	1

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

32

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2005	N/A	10.754	348
	12/31/2006	10.754	11.653	380
	12/31/2007	11.653	12.150	615
	12/31/2008	12.150	7.996	521
	12/31/2009	7.996	10.128	609
	12/31/2010	10.128	11.077	490
	12/31/2011	11.077	10.534	404
	12/31/2012	10.534	11.601	395
	12/31/2013	11.601	13.077	296
	12/31/2014	13.077	13.341	236
2.35%
	12/31/2005	N/A	10.739	13
	12/31/2006	10.739	11.614	0
	12/31/2007	11.614	12.085	41
	12/31/2008	12.085	7.937	39
	12/31/2009	7.937	10.034	46
	12/31/2010	10.034	10.952	46
	12/31/2011	10.952	10.394	42
	12/31/2012	10.394	11.424	42
	12/31/2013	11.424	12.851	39
	12/31/2014	12.851	13.085	32
2.40%
	12/31/2005	N/A	10.736	2113
	12/31/2006	10.736	11.604	4449
	12/31/2007	11.604	12.069	4953
	12/31/2008	12.069	7.923	5108
	12/31/2009	7.923	10.011	4942
	12/31/2010	10.011	10.921	4974
	12/31/2011	10.921	10.360	4771
	12/31/2012	10.360	11.380	4640
	12/31/2013	11.380	12.796	4525
	12/31/2014	12.796	13.022	4287
2.55%
	12/31/2005	N/A	10.725	3
	12/31/2006	10.725	11.575	2
	12/31/2007	11.575	12.020	12
	12/31/2008	12.020	7.879	6
	12/31/2009	7.879	9.941	5
	12/31/2010	9.941	10.828	5
	12/31/2011	10.828	10.257	4
	12/31/2012	10.257	11.250	4
	12/31/2013	11.250	12.630	3
	12/31/2014	12.630	12.834	3
BlackRock Global Allocation V.I. Fund
1.65%
	12/31/2008	N/A	7.906	61
	12/31/2009	7.906	9.403	291
	12/31/2010	9.403	10.152	106
	12/31/2011	10.152	9.623	107
	12/31/2012	9.623	10.408	86
	12/31/2013	10.408	11.714	69
	12/31/2014	11.714	11.745	89
1.85%
	12/31/2008	N/A	7.895	23
	12/31/2009	7.895	9.372	38
	12/31/2010	9.372	10.098	38
	12/31/2011	10.098	9.553	28
	12/31/2012	9.553	10.311	21
	12/31/2013	10.311	11.581	19
	12/31/2014	11.581	11.589	15
Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

33

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2008	N/A	7.893	2
	12/31/2009	7.893	9.364	13
	12/31/2010	9.364	10.085	7
	12/31/2011	10.085	9.535	62
	12/31/2012	9.535	10.287	62
	12/31/2013	10.287	11.549	51
	12/31/2014	11.549	11.550	55
1.95%
	12/31/2008	N/A	7.890	111
	12/31/2009	7.890	9.356	195
	12/31/2010	9.356	10.071	168
	12/31/2011	10.071	9.518	204
	12/31/2012	9.518	10.263	155
	12/31/2013	10.263	11.516	135
	12/31/2014	11.516	11.512	98
2.00%
	12/31/2008	N/A	7.888	12
	12/31/2009	7.888	9.349	23
	12/31/2010	9.349	10.058	39
	12/31/2011	10.058	9.500	51
	12/31/2012	9.500	10.239	44
	12/31/2013	10.239	11.483	47
	12/31/2014	11.483	11.473	39
2.05%
	12/31/2008	N/A	7.885	0
	12/31/2009	7.885	9.341	0
	12/31/2010	9.341	10.044	0
	12/31/2011	10.044	9.483	1
	12/31/2012	9.483	10.215	0
	12/31/2013	10.215	11.451	0
	12/31/2014	11.451	11.435	0
2.15%
	12/31/2008	N/A	7.880	64
	12/31/2009	7.880	9.325	426
	12/31/2010	9.325	10.018	454
	12/31/2011	10.018	9.448	563
	12/31/2012	9.448	10.168	535
	12/31/2013	10.168	11.386	339
	12/31/2014	11.386	11.359	298
2.35%
	12/31/2008	N/A	7.869	7
	12/31/2009	7.869	9.294	76
	12/31/2010	9.294	9.964	15
	12/31/2011	9.964	9.379	30
	12/31/2012	9.379	10.073	27
	12/31/2013	10.073	11.257	27
	12/31/2014	11.257	11.208	26
2.40%
	12/31/2008	N/A	7.866	480
	12/31/2009	7.866	9.286	778
	12/31/2010	9.286	9.951	1058
	12/31/2011	9.951	9.362	1561
	12/31/2012	9.362	10.049	1603
	12/31/2013	10.049	11.225	1772
	12/31/2014	11.225	11.171	1639

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

34

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2008	N/A	7.858	8
	12/31/2009	7.858	9.263	31
	12/31/2010	9.263	9.911	27
	12/31/2011	9.911	9.310	29
	12/31/2012	9.310	9.979	29
	12/31/2013	9.979	11.130	27
	12/31/2014	11.130	11.060	21
Fidelity VIP FundsManager 50% Portfolio
1.65%
	12/31/2011	N/A	10.627	0
	12/31/2012	10.627	11.510	0
	12/31/2013	11.510	12.982	0
	12/31/2014	12.982	13.401	0
1.85%
	12/31/2011	N/A	10.506	0
	12/31/2012	10.506	11.356	0
	12/31/2013	11.356	12.783	0
	12/31/2014	12.783	13.170	0
1.90%
	12/31/2011	N/A	10.476	0
	12/31/2012	10.476	11.318	0
	12/31/2013	11.318	12.733	1
	12/31/2014	12.733	13.112	1
1.95%
	12/31/2011	N/A	10.446	0
	12/31/2012	10.446	11.280	3
	12/31/2013	11.280	12.684	3
	12/31/2014	12.684	13.055	4
2.00%
	12/31/2011	N/A	10.416	1
	12/31/2012	10.416	11.242	17
	12/31/2013	11.242	12.635	15
	12/31/2014	12.635	12.998	13
2.05%
	12/31/2011	N/A	10.387	0
	12/31/2012	10.387	11.205	0
	12/31/2013	11.205	12.587	0
	12/31/2014	12.587	12.942	0
2.15%
	12/31/2011	N/A	10.327	8
	12/31/2012	10.327	11.130	12
	12/31/2013	11.130	12.490	18
	12/31/2014	12.490	12.829	11
2.35%
	12/31/2011	N/A	10.210	0
	12/31/2012	10.210	10.981	0
	12/31/2013	10.981	12.298	0
	12/31/2014	12.298	12.607	0
2.40%
	12/31/2011	N/A	10.181	28
	12/31/2012	10.181	10.944	46
	12/31/2013	10.944	12.251	57
	12/31/2014	12.251	12.553	45
2.55%
	12/31/2011	N/A	10.094	2
	12/31/2012	10.094	10.834	2
	12/31/2013	10.834	12.110	2
	12/31/2014	12.110	12.389	1

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

35

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP FundsManager 60% Portfolio
1.65%
	12/31/2011	N/A	9.586	0
	12/31/2012	9.586	10.509	0
	12/31/2013	10.509	12.238	3
	12/31/2014	12.238	12.671	3
1.85%
	12/31/2011	N/A	9.502	5
	12/31/2012	9.502	10.397	2
	12/31/2013	10.397	12.083	2
	12/31/2014	12.083	12.486	2
1.90%
	12/31/2011	N/A	9.482	0
	12/31/2012	9.482	10.369	1
	12/31/2013	10.369	12.045	6
	12/31/2014	12.045	12.440	2
1.95%
	12/31/2011	N/A	9.461	0
	12/31/2012	9.461	10.341	0
	12/31/2013	10.341	12.007	1
	12/31/2014	12.007	12.394	6
2.00%
	12/31/2011	N/A	9.440	0
	12/31/2012	9.440	10.313	0
	12/31/2013	10.313	11.969	3
	12/31/2014	11.969	12.349	0
2.05%
	12/31/2011	N/A	9.420	0
	12/31/2012	9.420	10.286	0
	12/31/2013	10.286	11.930	0
	12/31/2014	11.930	12.303	0
2.15%
	12/31/2011	N/A	9.379	49
	12/31/2012	9.379	10.231	45
	12/31/2013	10.231	11.855	72
	12/31/2014	11.855	12.213	72
2.35%
	12/31/2011	N/A	9.297	0
	12/31/2012	9.297	10.122	0
	12/31/2013	10.122	11.705	0
	12/31/2014	11.705	12.034	0
2.40%
	12/31/2011	N/A	9.277	31
	12/31/2012	9.277	10.094	66
	12/31/2013	10.094	11.668	168
	12/31/2014	11.668	11.990	187
2.55%
	12/31/2011	N/A	9.217	0
	12/31/2012	9.217	10.014	0
	12/31/2013	10.014	11.557	0
	12/31/2014	11.557	11.858	0

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

36

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin High Income VIP Fund
1.65%
	12/31/2005	21.930	22.287	71
	12/31/2006	22.287	23.976	67
	12/31/2007	23.976	24.222	43
	12/31/2008	24.222	18.255	35
	12/31/2009	18.255	25.623	64
	12/31/2010	25.623	28.545	57
	12/31/2011	28.545	29.359	55
	12/31/2012	29.359	33.370	38
	12/31/2013	33.370	35.393	27
	12/31/2014	35.393	34.805	17
1.85%
	12/31/2005	21.249	21.552	44
	12/31/2006	21.552	23.139	40
	12/31/2007	23.139	23.329	25
	12/31/2008	23.329	17.547	22
	12/31/2009	17.547	24.580	52
	12/31/2010	24.580	27.328	49
	12/31/2011	27.328	28.052	39
	12/31/2012	28.052	31.819	28
	12/31/2013	31.819	33.681	12
	12/31/2014	33.681	33.056	10
1.90%
	12/31/2005	21.082	21.372	35
	12/31/2006	21.372	22.934	32
	12/31/2007	22.934	23.111	29
	12/31/2008	23.111	17.374	25
	12/31/2009	17.374	24.325	23
	12/31/2010	24.325	27.032	18
	12/31/2011	27.032	27.734	17
	12/31/2012	27.734	31.443	13
	12/31/2013	31.443	33.266	11
	12/31/2014	33.266	32.632	8
1.95%
	12/31/2005	20.916	21.193	49
	12/31/2006	21.193	22.731	46
	12/31/2007	22.731	22.895	42
	12/31/2008	22.895	17.203	36
	12/31/2009	17.203	24.074	46
	12/31/2010	24.074	26.739	66
	12/31/2011	26.739	27.420	44
	12/31/2012	27.420	31.071	37
	12/31/2013	31.071	32.857	22
	12/31/2014	32.857	32.214	22
2.00%
	12/31/2005	20.752	21.016	30
	12/31/2006	21.016	22.530	32
	12/31/2007	22.530	22.681	31
	12/31/2008	22.681	17.034	14
	12/31/2009	17.034	23.825	29
	12/31/2010	23.825	26.449	34
	12/31/2011	26.449	27.109	32
	12/31/2012	27.109	30.704	34
	12/31/2013	30.704	32.452	23
	12/31/2014	32.452	31.802	20

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

37

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2005	20.589	20.841	1
	12/31/2006	20.841	22.331	1
	12/31/2007	22.331	22.469	1
	12/31/2008	22.469	16.866	1
	12/31/2009	16.866	23.579	1
	12/31/2010	23.579	26.163	0
	12/31/2011	26.163	26.802	0
	12/31/2012	26.802	30.341	0
	12/31/2013	30.341	32.052	0
	12/31/2014	32.052	31.394	0
2.15%
	12/31/2005	20.266	20.494	176
	12/31/2006	20.494	21.937	191
	12/31/2007	21.937	22.051	100
	12/31/2008	22.051	16.536	74
	12/31/2009	16.536	23.094	82
	12/31/2010	23.094	25.599	85
	12/31/2011	25.599	26.199	94
	12/31/2012	26.199	29.628	82
	12/31/2013	29.628	31.267	68
	12/31/2014	31.267	30.595	58
2.35%
	12/31/2005	19.637	19.818	1
	12/31/2006	19.818	21.171	1
	12/31/2007	21.171	21.238	3
	12/31/2008	21.238	15.894	3
	12/31/2009	15.894	22.154	3
	12/31/2010	22.154	24.508	3
	12/31/2011	24.508	25.032	3
	12/31/2012	25.032	28.251	3
	12/31/2013	28.251	29.755	2
	12/31/2014	29.755	29.057	1
2.40%
	12/31/2005	19.482	19.652	366
	12/31/2006	19.652	20.984	459
	12/31/2007	20.984	21.040	450
	12/31/2008	21.040	15.738	415
	12/31/2009	15.738	21.925	550
	12/31/2010	21.925	24.242	498
	12/31/2011	24.242	24.748	460
	12/31/2012	24.748	27.917	456
	12/31/2013	27.917	29.389	537
	12/31/2014	29.389	28.685	436
2.55%
	12/31/2005	19.027	19.164	1
	12/31/2006	19.164	20.432	4
	12/31/2007	20.432	20.455	4
	12/31/2008	20.455	15.278	3
	12/31/2009	15.278	21.252	0
	12/31/2010	21.252	23.463	0
	12/31/2011	23.463	23.917	0
	12/31/2012	23.917	26.939	0
	12/31/2013	26.939	28.316	1
	12/31/2014	28.316	27.597	0

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

38

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Income VIP Fund
1.65%
	12/31/2005	39.001	38.980	131
	12/31/2006	38.980	45.337	153
	12/31/2007	45.337	46.266	162
	12/31/2008	46.266	32.012	97
	12/31/2009	32.012	42.696	108
	12/31/2010	42.696	47.319	92
	12/31/2011	47.319	47.656	82
	12/31/2012	47.656	52.802	44
	12/31/2013	52.802	59.179	36
	12/31/2014	59.179	60.897	36
1.85%
	12/31/2005	37.789	37.693	86
	12/31/2006	37.693	43.754	111
	12/31/2007	43.754	44.561	106
	12/31/2008	44.561	30.770	90
	12/31/2009	30.770	40.957	82
	12/31/2010	40.957	45.302	70
	12/31/2011	45.302	45.534	60
	12/31/2012	45.534	50.349	44
	12/31/2013	50.349	56.317	34
	12/31/2014	56.317	57.836	28
1.90%
	12/31/2005	37.492	37.378	30
	12/31/2006	37.378	43.367	47
	12/31/2007	43.367	44.144	44
	12/31/2008	44.144	30.467	35
	12/31/2009	30.467	40.534	35
	12/31/2010	40.534	44.811	35
	12/31/2011	44.811	45.018	31
	12/31/2012	45.018	49.754	28
	12/31/2013	49.754	55.623	25
	12/31/2014	55.623	57.096	23
1.95%
	12/31/2005	37.197	37.066	101
	12/31/2006	37.066	42.983	112
	12/31/2007	42.983	43.732	116
	12/31/2008	43.732	30.167	85
	12/31/2009	30.167	40.115	88
	12/31/2010	40.115	44.325	87
	12/31/2011	44.325	44.508	80
	12/31/2012	44.508	49.166	71
	12/31/2013	49.166	54.938	46
	12/31/2014	54.938	56.364	44
2.00%
	12/31/2005	36.905	36.757	43
	12/31/2006	36.757	42.603	68
	12/31/2007	42.603	43.323	83
	12/31/2008	43.323	29.870	51
	12/31/2009	29.870	39.700	48
	12/31/2010	39.700	43.845	44
	12/31/2011	43.845	44.004	39
	12/31/2012	44.004	48.585	40
	12/31/2013	48.585	54.262	36
	12/31/2014	54.262	55.642	31

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

39

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2005	36.615	36.450	1
	12/31/2006	36.450	42.226	1
	12/31/2007	42.226	42.918	1
	12/31/2008	42.918	29.576	0
	12/31/2009	29.576	39.290	1
	12/31/2010	39.290	43.370	1
	12/31/2011	43.370	43.506	1
	12/31/2012	43.506	48.010	0
	12/31/2013	48.010	53.593	0
	12/31/2014	53.593	54.929	0
2.15%
	12/31/2005	36.042	35.843	149
	12/31/2006	35.843	41.482	184
	12/31/2007	41.482	42.120	170
	12/31/2008	42.120	28.997	128
	12/31/2009	28.997	38.482	126
	12/31/2010	38.482	42.436	111
	12/31/2011	42.436	42.526	107
	12/31/2012	42.526	46.882	102
	12/31/2013	46.882	52.281	68
	12/31/2014	52.281	53.531	58
2.35%
	12/31/2005	34.922	34.660	3
	12/31/2006	34.660	40.033	3
	12/31/2007	40.033	40.567	2
	12/31/2008	40.567	27.872	2
	12/31/2009	27.872	36.915	2
	12/31/2010	36.915	40.627	2
	12/31/2011	40.627	40.632	1
	12/31/2012	40.632	44.704	0
	12/31/2013	44.704	49.753	0
	12/31/2014	49.753	50.840	0
2.40%
	12/31/2005	34.648	34.371	537
	12/31/2006	34.371	39.679	816
	12/31/2007	39.679	40.188	947
	12/31/2008	40.188	27.597	877
	12/31/2009	27.597	36.533	838
	12/31/2010	36.533	40.187	814
	12/31/2011	40.187	40.171	783
	12/31/2012	40.171	44.175	790
	12/31/2013	44.175	49.140	777
	12/31/2014	49.140	50.189	722
2.55%
	12/31/2005	33.837	33.517	8
	12/31/2006	33.517	38.635	9
	12/31/2007	38.635	39.071	10
	12/31/2008	39.071	26.791	8
	12/31/2009	26.791	35.412	6
	12/31/2010	35.412	38.895	7
	12/31/2011	38.895	38.822	6
	12/31/2012	38.822	42.627	6
	12/31/2013	42.627	47.346	6
	12/31/2014	47.346	48.285	6

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

40

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin U.S. Government Securities VIP Fund
1.65%
	12/31/2005	24.236	24.413	306
	12/31/2006	24.413	24.979	259
	12/31/2007	24.979	26.192	223
	12/31/2008	26.192	27.717	252
	12/31/2009	27.717	28.107	196
	12/31/2010	28.107	29.108	177
	12/31/2011	29.108	30.259	131
	12/31/2012	30.259	30.322	101
	12/31/2013	30.322	29.159	82
	12/31/2014	29.159	29.652	68
1.85%
	12/31/2005	23.947	24.074	163
	12/31/2006	24.074	24.584	122
	12/31/2007	24.584	25.725	106
	12/31/2008	25.725	27.168	96
	12/31/2009	27.168	27.496	80
	12/31/2010	25.675	26.535	0
	12/31/2011	28.418	29.483	56
	12/31/2012	27.530	27.533	0
	12/31/2013	29.485	28.297	37
	12/31/2014	28.297	28.718	28
1.90%
	12/31/2005	22.251	22.358	21
	12/31/2006	22.358	22.819	26
	12/31/2007	22.819	23.866	27
	12/31/2008	23.866	25.193	40
	12/31/2009	25.193	25.484	31
	12/31/2010	25.484	26.325	30
	12/31/2011	26.325	27.298	30
	12/31/2012	27.298	27.287	33
	12/31/2013	27.287	26.174	20
	12/31/2014	26.174	26.550	15
1.95%
	12/31/2005	22.011	22.106	254
	12/31/2006	22.106	22.551	229
	12/31/2007	22.551	23.574	213
	12/31/2008	23.574	24.872	234
	12/31/2009	24.872	25.146	193
	12/31/2010	25.146	25.964	146
	12/31/2011	25.964	26.910	143
	12/31/2012	26.910	26.885	125
	12/31/2013	26.885	25.776	87
	12/31/2014	25.776	26.134	64
2.00%
	12/31/2005	21.838	21.921	75
	12/31/2006	21.921	22.351	70
	12/31/2007	22.351	23.354	67
	12/31/2008	23.354	24.627	71
	12/31/2009	24.627	24.886	70
	12/31/2010	24.886	25.682	79
	12/31/2011	25.682	26.605	69
	12/31/2012	26.605	26.567	87
	12/31/2013	26.567	25.458	43
	12/31/2014	25.458	25.799	35

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

41

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2005	21.666	21.738	4
	12/31/2006	21.738	22.154	3
	12/31/2007	22.154	23.136	4
	12/31/2008	23.136	24.385	11
	12/31/2009	24.385	24.629	7
	12/31/2010	24.629	25.404	4
	12/31/2011	25.404	26.304	2
	12/31/2012	26.304	26.253	0
	12/31/2013	26.253	25.145	0
	12/31/2014	25.145	25.468	0
2.15%
	12/31/2005	21.327	21.377	466
	12/31/2006	21.377	21.763	411
	12/31/2007	21.763	22.705	375
	12/31/2008	22.705	23.907	447
	12/31/2009	23.907	24.123	449
	12/31/2010	24.123	24.857	375
	12/31/2011	24.857	25.711	290
	12/31/2012	25.711	25.636	249
	12/31/2013	25.636	24.529	143
	12/31/2014	24.529	24.820	124
2.35%
	12/31/2005	20.665	20.671	17
	12/31/2006	20.671	21.003	16
	12/31/2007	21.003	21.868	17
	12/31/2008	21.868	22.980	21
	12/31/2009	22.980	23.140	19
	12/31/2010	23.140	23.797	21
	12/31/2011	23.797	24.566	12
	12/31/2012	24.566	24.445	11
	12/31/2013	24.445	23.343	10
	12/31/2014	23.343	23.572	9
2.40%
	12/31/2005	20.502	20.498	696
	12/31/2006	20.498	20.817	692
	12/31/2007	20.817	21.664	681
	12/31/2008	21.664	22.753	1185
	12/31/2009	22.753	22.901	819
	12/31/2010	22.901	23.539	735
	12/31/2011	23.539	24.288	801
	12/31/2012	24.288	24.156	677
	12/31/2013	24.156	23.055	529
	12/31/2014	23.055	23.270	495
2.55%
	12/31/2005	20.023	19.989	9
	12/31/2006	19.989	20.270	5
	12/31/2007	20.270	21.062	5
	12/31/2008	21.062	22.088	5
	12/31/2009	22.088	22.198	5
	12/31/2010	22.198	22.783	5
	12/31/2011	22.783	23.472	4
	12/31/2012	23.472	23.310	4
	12/31/2013	23.310	22.214	4
	12/31/2014	22.214	22.387	3

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

42

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT All Asset Portfolio
1.65%
	12/31/2005	11.858	12.391	125
	12/31/2006	12.391	12.757	106
	12/31/2007	12.757	13.592	96
	12/31/2008	13.592	11.251	160
	12/31/2009	11.251	13.454	91
	12/31/2010	13.454	14.966	98
	12/31/2011	14.966	15.010	140
	12/31/2012	15.010	16.969	108
	12/31/2013	16.969	16.737	91
	12/31/2014	16.737	16.541	82
1.85%
	12/31/2005	11.842	12.350	55
	12/31/2006	12.350	12.689	54
	12/31/2007	12.689	13.492	36
	12/31/2008	13.492	11.146	26
	12/31/2009	11.146	13.302	29
	12/31/2010	13.302	14.768	19
	12/31/2011	14.768	14.781	20
	12/31/2012	14.781	16.677	18
	12/31/2013	16.677	16.416	1
	12/31/2014	16.416	16.192	1
1.90%
	12/31/2005	11.838	12.339	16
	12/31/2006	12.339	12.672	15
	12/31/2007	12.672	13.467	14
	12/31/2008	13.467	11.120	24
	12/31/2009	11.120	13.264	15
	12/31/2010	13.264	14.719	14
	12/31/2011	14.719	14.725	16
	12/31/2012	14.725	16.605	14
	12/31/2013	16.605	16.337	13
	12/31/2014	16.337	16.105	8
1.95%
	12/31/2005	11.834	12.329	71
	12/31/2006	12.329	12.655	37
	12/31/2007	12.655	13.443	22
	12/31/2008	13.443	11.094	25
	12/31/2009	11.094	13.227	33
	12/31/2010	13.227	14.669	39
	12/31/2011	14.669	14.668	45
	12/31/2012	14.668	16.533	67
	12/31/2013	16.533	16.258	36
	12/31/2014	16.258	16.020	30
2.00%
	12/31/2005	11.830	12.319	19
	12/31/2006	12.319	12.638	13
	12/31/2007	12.638	13.418	12
	12/31/2008	13.418	11.068	21
	12/31/2009	11.068	13.189	9
	12/31/2010	13.189	14.621	30
	12/31/2011	14.621	14.612	29
	12/31/2012	14.612	16.461	30
	12/31/2013	16.461	16.180	28
	12/31/2014	16.180	15.934	24

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

43

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2005	11.826	12.309	6
	12/31/2006	12.309	12.621	3
	12/31/2007	12.621	13.393	2
	12/31/2008	13.393	11.042	0
	12/31/2009	11.042	13.152	0
	12/31/2010	13.152	14.572	0
	12/31/2011	14.572	14.556	0
	12/31/2012	14.556	16.390	0
	12/31/2013	16.390	16.101	0
	12/31/2014	16.101	15.849	0
2.15%
	12/31/2005	11.818	12.288	176
	12/31/2006	12.288	12.588	155
	12/31/2007	12.588	13.344	99
	12/31/2008	13.344	10.991	102
	12/31/2009	10.991	13.078	104
	12/31/2010	13.078	14.475	126
	12/31/2011	14.475	14.445	167
	12/31/2012	14.445	16.249	165
	12/31/2013	16.249	15.946	109
	12/31/2014	15.946	15.681	77
2.35%
	12/31/2005	11.802	12.247	4
	12/31/2006	12.247	12.521	4
	12/31/2007	12.521	13.247	3
	12/31/2008	13.247	10.888	3
	12/31/2009	10.888	12.930	2
	12/31/2010	12.930	14.283	2
	12/31/2011	14.283	14.225	0
	12/31/2012	14.225	15.969	0
	12/31/2013	15.969	15.641	0
	12/31/2014	15.641	15.350	0
2.40%
	12/31/2005	11.798	12.237	967
	12/31/2006	12.237	12.504	846
	12/31/2007	12.504	13.222	631
	12/31/2008	13.222	10.863	699
	12/31/2009	10.863	12.893	678
	12/31/2010	12.893	14.235	885
	12/31/2011	14.235	14.170	931
	12/31/2012	14.170	15.900	1051
	12/31/2013	15.900	15.565	829
	12/31/2014	15.565	15.268	690
2.55%
	12/31/2005	11.787	12.206	8
	12/31/2006	12.206	12.454	4
	12/31/2007	12.454	13.150	4
	12/31/2008	13.150	10.787	2
	12/31/2009	10.787	12.784	2
	12/31/2010	12.784	14.094	0
	12/31/2011	14.094	14.008	0
	12/31/2012	14.008	15.694	0
	12/31/2013	15.694	15.341	0
	12/31/2014	15.341	15.025	0

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

44

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
	12/31/2005	N/A	10.909	4
	12/31/2006	10.909	11.727	10
	12/31/2007	11.727	12.205	11
	12/31/2008	12.205	10.253	16
	12/31/2009	10.253	13.170	30
	12/31/2010	13.170	14.530	62
	12/31/2011	14.530	15.198	46
	12/31/2012	15.198	17.624	39
	12/31/2013	17.624	16.128	19
	12/31/2014	16.128	16.106	15
1.85%
	12/31/2005	N/A	10.895	0
	12/31/2006	10.895	11.687	3
	12/31/2007	11.687	12.140	12
	12/31/2008	12.140	10.178	10
	12/31/2009	10.178	13.047	20
	12/31/2010	13.047	14.366	24
	12/31/2011	14.366	14.997	18
	12/31/2012	14.997	17.356	10
	12/31/2013	17.356	15.850	7
	12/31/2014	15.850	15.797	7
1.90%
	12/31/2005	N/A	10.891	3
	12/31/2006	10.891	11.678	7
	12/31/2007	11.678	12.124	7
	12/31/2008	12.124	10.159	7
	12/31/2009	10.159	13.016	6
	12/31/2010	13.016	14.326	10
	12/31/2011	14.326	14.947	9
	12/31/2012	14.947	17.289	10
	12/31/2013	17.289	15.782	3
	12/31/2014	15.782	15.721	2
1.95%
	12/31/2005	N/A	10.887	4
	12/31/2006	10.887	11.668	8
	12/31/2007	11.668	12.108	19
	12/31/2008	12.108	10.140	20
	12/31/2009	10.140	12.986	23
	12/31/2010	12.986	14.285	39
	12/31/2011	14.285	14.897	43
	12/31/2012	14.897	17.223	42
	12/31/2013	17.223	15.713	17
	12/31/2014	15.713	15.645	18
2.00%
	12/31/2005	N/A	10.884	0
	12/31/2006	10.884	11.658	2
	12/31/2007	11.658	12.091	2
	12/31/2008	12.091	10.122	3
	12/31/2009	10.122	12.956	12
	12/31/2010	12.956	14.245	21
	12/31/2011	14.245	14.847	21
	12/31/2012	14.847	17.157	26
	12/31/2013	17.157	15.645	9
	12/31/2014	15.645	15.569	4

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

45

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2005	N/A	10.880	0
	12/31/2006	10.880	11.649	0
	12/31/2007	11.649	12.075	0
	12/31/2008	12.075	10.103	0
	12/31/2009	10.103	12.925	0
	12/31/2010	12.925	14.204	0
	12/31/2011	14.204	14.798	0
	12/31/2012	14.798	17.091	0
	12/31/2013	17.091	15.578	0
	12/31/2014	15.578	15.494	0
2.15%
	12/31/2005	N/A	10.873	24
	12/31/2006	10.873	11.629	33
	12/31/2007	11.629	12.043	31
	12/31/2008	12.043	10.066	25
	12/31/2009	10.066	12.865	44
	12/31/2010	12.865	14.124	56
	12/31/2011	14.124	14.699	49
	12/31/2012	14.699	16.960	54
	12/31/2013	16.960	15.443	32
	12/31/2014	15.443	15.345	16
2.35%
	12/31/2005	N/A	10.858	1
	12/31/2006	10.858	11.590	0
	12/31/2007	11.590	11.979	0
	12/31/2008	11.979	9.992	0
	12/31/2009	9.992	12.745	1
	12/31/2010	12.745	13.964	1
	12/31/2011	13.964	14.504	3
	12/31/2012	14.504	16.702	2
	12/31/2013	16.702	15.177	1
	12/31/2014	15.177	15.051	1
2.40%
	12/31/2005	N/A	10.854	115
	12/31/2006	10.854	11.581	234
	12/31/2007	11.581	11.963	303
	12/31/2008	11.963	9.974	294
	12/31/2009	9.974	12.716	425
	12/31/2010	12.716	13.925	505
	12/31/2011	13.925	14.456	554
	12/31/2012	14.456	16.638	555
	12/31/2013	16.638	15.111	442
	12/31/2014	15.111	14.978	399
2.55%
	12/31/2005	N/A	10.843	3
	12/31/2006	10.843	11.552	2
	12/31/2007	11.552	11.915	2
	12/31/2008	11.915	9.919	0
	12/31/2009	9.919	12.627	0
	12/31/2010	12.627	13.807	2
	12/31/2011	13.807	14.312	1
	12/31/2012	14.312	16.447	1
	12/31/2013	16.447	14.916	1
	12/31/2014	14.916	14.762	1

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

46

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Advantage Strategy Bond Portfolio
1.65%
	12/31/2011	N/A	9.797	0
	12/31/2012	9.797	10.233	4
	12/31/2013	10.233	9.749	2
	12/31/2014	9.749	9.446	2
1.85%
	12/31/2011	N/A	9.784	2
	12/31/2012	9.784	10.199	0
	12/31/2013	10.199	9.697	0
	12/31/2014	9.697	9.377	0
1.90%
	12/31/2011	N/A	9.781	0
	12/31/2012	9.781	10.190	2
	12/31/2013	10.190	9.684	1
	12/31/2014	9.684	9.360	0
1.95%
	12/31/2011	N/A	9.778	2
	12/31/2012	9.778	10.182	2
	12/31/2013	10.182	9.671	11
	12/31/2014	9.671	9.342	1
2.00%
	12/31/2011	N/A	9.774	0
	12/31/2012	9.774	10.173	0
	12/31/2013	10.173	9.658	0
	12/31/2014	9.658	9.325	0
2.05%
	12/31/2011	N/A	9.771	0
	12/31/2012	9.771	10.164	0
	12/31/2013	10.164	9.645	0
	12/31/2014	9.645	9.308	0
2.15%
	12/31/2011	N/A	9.765	0
	12/31/2012	9.765	10.147	0
	12/31/2013	10.147	9.619	0
	12/31/2014	9.619	9.274	0
2.35%
	12/31/2011	N/A	9.752	0
	12/31/2012	9.752	10.113	0
	12/31/2013	10.113	9.568	0
	12/31/2014	9.568	9.206	0
2.40%
	12/31/2011	N/A	9.748	21
	12/31/2012	9.748	10.105	23
	12/31/2013	10.105	9.555	32
	12/31/2014	9.555	9.189	115
2.55%
	12/31/2011	N/A	9.738	0
	12/31/2012	9.738	10.080	0
	12/31/2013	10.080	9.517	0
	12/31/2014	9.517	9.139	0

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

47

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Portfolio (Unhedged)
1.65%
	12/31/2005	N/A	9.333	8
	12/31/2006	9.333	9.608	54
	12/31/2007	9.608	10.371	112
	12/31/2008	10.371	10.114	136
	12/31/2009	10.114	11.627	113
	12/31/2010	11.627	12.770	100
	12/31/2011	12.770	13.513	25
	12/31/2012	13.513	14.214	26
	12/31/2013	14.214	12.796	16
	12/31/2014	12.796	12.872	12
1.85%
	12/31/2005	N/A	9.321	0
	12/31/2006	9.321	9.576	3
	12/31/2007	9.576	10.315	7
	12/31/2008	10.315	10.040	14
	12/31/2009	10.040	11.518	16
	12/31/2010	11.518	12.626	14
	12/31/2011	12.626	13.334	10
	12/31/2012	13.334	13.997	6
	12/31/2013	13.997	12.576	1
	12/31/2014	12.576	12.625	1
1.90%
	12/31/2005	N/A	9.318	5
	12/31/2006	9.318	9.568	15
	12/31/2007	9.568	10.302	17
	12/31/2008	10.302	10.022	23
	12/31/2009	10.022	11.492	24
	12/31/2010	11.492	12.590	20
	12/31/2011	12.590	13.289	19
	12/31/2012	13.289	13.944	18
	12/31/2013	13.944	12.521	18
	12/31/2014	12.521	12.564	11
1.95%
	12/31/2005	N/A	9.314	2
	12/31/2006	9.314	9.560	12
	12/31/2007	9.560	10.288	18
	12/31/2008	10.288	10.003	50
	12/31/2009	10.003	11.465	36
	12/31/2010	11.465	12.554	32
	12/31/2011	12.554	13.245	38
	12/31/2012	13.245	13.890	29
	12/31/2013	13.890	12.467	14
	12/31/2014	12.467	12.503	9
2.00%
	12/31/2005	N/A	9.311	5
	12/31/2006	9.311	9.552	6
	12/31/2007	9.552	10.274	13
	12/31/2008	10.274	9.985	22
	12/31/2009	9.985	11.438	18
	12/31/2010	11.438	12.519	20
	12/31/2011	12.519	13.201	26
	12/31/2012	13.201	13.837	18
	12/31/2013	13.837	12.413	12
	12/31/2014	12.413	12.443	9

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

48

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2005	N/A	9.308	0
	12/31/2006	9.308	9.544	0
	12/31/2007	9.544	10.260	2
	12/31/2008	10.260	9.967	2
	12/31/2009	9.967	11.411	2
	12/31/2010	11.411	12.483	2
	12/31/2011	12.483	13.157	2
	12/31/2012	13.157	13.784	0
	12/31/2013	13.784	12.359	0
	12/31/2014	12.359	12.383	0
2.15%
	12/31/2005	N/A	9.302	41
	12/31/2006	9.302	9.528	49
	12/31/2007	9.528	10.233	39
	12/31/2008	10.233	9.930	96
	12/31/2009	9.930	11.358	102
	12/31/2010	11.358	12.412	80
	12/31/2011	12.412	13.069	89
	12/31/2012	13.069	13.678	74
	12/31/2013	13.678	12.252	47
	12/31/2014	12.252	12.263	29
2.35%
	12/31/2005	N/A	9.289	0
	12/31/2006	9.289	9.496	0
	12/31/2007	9.496	10.178	0
	12/31/2008	10.178	9.857	0
	12/31/2009	9.857	11.252	0
	12/31/2010	11.252	12.272	0
	12/31/2011	12.272	12.896	0
	12/31/2012	12.896	13.470	0
	12/31/2013	13.470	12.042	0
	12/31/2014	12.042	12.028	0
2.40%
	12/31/2005	N/A	9.286	54
	12/31/2006	9.286	9.488	137
	12/31/2007	9.488	10.165	490
	12/31/2008	10.165	9.839	620
	12/31/2009	9.839	11.226	516
	12/31/2010	11.226	12.237	520
	12/31/2011	12.237	12.853	623
	12/31/2012	12.853	13.418	483
	12/31/2013	13.418	11.989	379
	12/31/2014	11.989	11.970	320
2.55%
	12/31/2005	N/A	9.277	0
	12/31/2006	9.277	9.465	0
	12/31/2007	9.465	10.124	0
	12/31/2008	10.124	9.785	1
	12/31/2009	9.785	11.147	1
	12/31/2010	11.147	12.134	1
	12/31/2011	12.134	12.725	0
	12/31/2012	12.725	13.265	0
	12/31/2013	13.265	11.834	0
	12/31/2014	11.834	11.798	0

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

49

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
1.65%
	12/31/2009	N/A	10.006	0
	12/31/2010	10.006	10.960	17
	12/31/2011	10.960	10.594	1
	12/31/2012	10.594	11.344	8
	12/31/2013	11.344	10.280	8
	12/31/2014	10.280	10.587	7
1.85%
	12/31/2009	N/A	10.002	0
	12/31/2010	10.002	10.934	2
	12/31/2011	10.934	10.547	7
	12/31/2012	10.547	11.272	4
	12/31/2013	11.272	10.195	2
	12/31/2014	10.195	10.478	2
1.90%
	12/31/2009	N/A	10.001	0
	12/31/2010	10.001	10.927	0
	12/31/2011	10.927	10.536	3
	12/31/2012	10.536	11.254	3
	12/31/2013	11.254	10.173	2
	12/31/2014	10.173	10.451	1
1.95%
	12/31/2009	N/A	10.000	0
	12/31/2010	10.000	10.921	19
	12/31/2011	10.921	10.524	56
	12/31/2012	10.524	11.236	50
	12/31/2013	11.236	10.152	18
	12/31/2014	10.152	10.424	19
2.00%
	12/31/2009	N/A	9.999	0
	12/31/2010	9.999	10.914	1
	12/31/2011	10.914	10.513	3
	12/31/2012	10.513	11.218	4
	12/31/2013	11.218	10.131	2
	12/31/2014	10.131	10.397	1
2.05%
	12/31/2009	N/A	9.998	0
	12/31/2010	9.998	10.908	0
	12/31/2011	10.908	10.501	0
	12/31/2012	10.501	11.200	0
	12/31/2013	11.200	10.109	0
	12/31/2014	10.109	10.370	0
2.15%
	12/31/2009	N/A	9.996	19
	12/31/2010	9.996	10.895	117
	12/31/2011	10.895	10.478	97
	12/31/2012	10.478	11.164	84
	12/31/2013	11.164	10.067	29
	12/31/2014	10.067	10.316	13
2.35%
	12/31/2009	N/A	9.992	0
	12/31/2010	9.992	10.869	0
	12/31/2011	10.869	10.433	0
	12/31/2012	10.433	11.093	0
	12/31/2013	11.093	9.983	0
	12/31/2014	9.983	10.209	1

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

50

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2009	N/A	9.991	10
	12/31/2010	9.991	10.862	168
	12/31/2011	10.862	10.421	260
	12/31/2012	10.421	11.075	240
	12/31/2013	11.075	9.962	241
	12/31/2014	9.962	10.183	206
2.55%
	12/31/2009	N/A	9.989	0
	12/31/2010	9.989	10.843	0
	12/31/2011	10.843	10.387	25
	12/31/2012	10.387	11.022	26
	12/31/2013	11.022	9.900	29
	12/31/2014	9.900	10.104	3
PIMCO VIT High Yield Portfolio
1.65%
	12/31/2005	12.071	12.363	291
	12/31/2006	12.363	13.269	289
	12/31/2007	13.269	13.509	173
	12/31/2008	13.509	10.159	148
	12/31/2009	10.159	14.034	182
	12/31/2010	14.034	15.806	164
	12/31/2011	15.806	16.071	116
	12/31/2012	16.071	18.072	86
	12/31/2013	18.072	18.797	58
	12/31/2014	18.797	19.109	37
1.85%
	12/31/2005	11.952	12.218	115
	12/31/2006	12.218	13.087	97
	12/31/2007	13.087	13.297	71
	12/31/2008	13.297	9.980	56
	12/31/2009	9.980	13.758	66
	12/31/2010	13.758	15.465	54
	12/31/2011	15.465	15.692	39
	12/31/2012	15.692	17.610	26
	12/31/2013	17.610	18.280	19
	12/31/2014	18.280	18.547	16
1.90%
	12/31/2005	11.923	12.182	57
	12/31/2006	12.182	13.042	52
	12/31/2007	13.042	13.244	39
	12/31/2008	13.244	9.935	37
	12/31/2009	9.935	13.690	41
	12/31/2010	13.690	15.380	33
	12/31/2011	15.380	15.599	24
	12/31/2012	15.599	17.497	25
	12/31/2013	17.497	18.154	19
	12/31/2014	18.154	18.409	11
1.95%
	12/31/2005	11.894	12.146	235
	12/31/2006	12.146	12.997	191
	12/31/2007	12.997	13.192	157
	12/31/2008	13.192	9.891	151
	12/31/2009	9.891	13.622	145
	12/31/2010	13.622	15.296	160
	12/31/2011	15.296	15.506	179
	12/31/2012	15.506	17.384	138
	12/31/2013	17.384	18.028	104
	12/31/2014	18.028	18.272	56

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

51

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.00%
	12/31/2005	11.865	12.110	116
	12/31/2006	12.110	12.952	117
	12/31/2007	12.952	13.140	63
	12/31/2008	13.140	9.847	53
	12/31/2009	9.847	13.555	60
	12/31/2010	13.555	15.213	70
	12/31/2011	15.213	15.414	51
	12/31/2012	15.414	17.272	46
	12/31/2013	17.272	17.902	39
	12/31/2014	17.902	18.136	24
2.05%
	12/31/2005	11.835	12.074	1
	12/31/2006	12.074	12.907	1
	12/31/2007	12.907	13.088	0
	12/31/2008	13.088	9.803	0
	12/31/2009	9.803	13.487	0
	12/31/2010	13.487	15.130	0
	12/31/2011	15.130	15.322	0
	12/31/2012	15.322	17.161	0
	12/31/2013	17.161	17.778	0
	12/31/2014	17.778	18.001	0
2.15%
	12/31/2005	11.777	12.003	423
	12/31/2006	12.003	12.818	361
	12/31/2007	12.818	12.984	294
	12/31/2008	12.984	9.716	247
	12/31/2009	9.716	13.354	247
	12/31/2010	13.354	14.966	268
	12/31/2011	14.966	15.141	209
	12/31/2012	15.141	16.940	182
	12/31/2013	16.940	17.532	120
	12/31/2014	17.532	17.734	94
2.35%
	12/31/2005	11.662	11.862	12
	12/31/2006	11.862	12.642	10
	12/31/2007	12.642	12.780	9
	12/31/2008	12.780	9.544	6
	12/31/2009	9.544	13.092	4
	12/31/2010	13.092	14.642	4
	12/31/2011	14.642	14.784	2
	12/31/2012	14.784	16.508	1
	12/31/2013	16.508	17.051	1
	12/31/2014	17.051	17.213	0
2.40%
	12/31/2005	11.633	11.827	930
	12/31/2006	11.827	12.598	1047
	12/31/2007	12.598	12.730	902
	12/31/2008	12.730	9.502	935
	12/31/2009	9.502	13.027	1193
	12/31/2010	13.027	14.563	1256
	12/31/2011	14.563	14.696	1286
	12/31/2012	14.696	16.402	1272
	12/31/2013	16.402	16.932	1042
	12/31/2014	16.932	17.085	828
Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

52

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2005	11.548	11.722	14
	12/31/2006	11.722	12.468	9
	12/31/2007	12.468	12.579	6
	12/31/2008	12.579	9.375	6
	12/31/2009	9.375	12.835	6
	12/31/2010	12.835	14.326	6
	12/31/2011	14.326	14.436	6
	12/31/2012	14.436	16.087	6
	12/31/2013	16.087	16.582	3
	12/31/2014	16.582	16.707	13
PIMCO VIT Real Return Portfolio
1.65%
	12/31/2005	11.247	11.296	215
	12/31/2006	11.296	11.191	164
	12/31/2007	11.191	12.181	157
	12/31/2008	12.181	11.136	152
	12/31/2009	11.136	12.968	146
	12/31/2010	12.968	13.791	144
	12/31/2011	13.791	15.150	135
	12/31/2012	15.150	16.206	105
	12/31/2013	16.206	14.472	87
	12/31/2014	14.472	14.676	84
1.85%
	12/31/2005	11.210	11.236	101
	12/31/2006	11.236	11.109	90
	12/31/2007	11.109	12.068	97
	12/31/2008	12.068	11.010	89
	12/31/2009	11.010	12.796	91
	12/31/2010	12.796	13.581	57
	12/31/2011	13.581	14.890	40
	12/31/2012	14.890	15.896	18
	12/31/2013	15.896	14.166	12
	12/31/2014	14.166	14.337	10
1.90%
	12/31/2005	11.200	11.221	88
	12/31/2006	11.221	11.089	85
	12/31/2007	11.089	12.039	76
	12/31/2008	12.039	10.979	74
	12/31/2009	10.979	12.754	72
	12/31/2010	12.754	13.529	59
	12/31/2011	13.529	14.825	80
	12/31/2012	14.825	15.819	82
	12/31/2013	15.819	14.090	51
	12/31/2014	14.090	14.254	32
1.95%
	12/31/2005	11.191	11.206	91
	12/31/2006	11.206	11.068	73
	12/31/2007	11.068	12.011	67
	12/31/2008	12.011	10.948	58
	12/31/2009	10.948	12.711	130
	12/31/2010	12.711	13.477	123
	12/31/2011	13.477	14.761	126
	12/31/2012	14.761	15.743	111
	12/31/2013	15.743	14.015	32
	12/31/2014	14.015	14.171	53

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

53

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.00%
	12/31/2005	11.182	11.191	76
	12/31/2006	11.191	11.048	93
	12/31/2007	11.048	11.983	97
	12/31/2008	11.983	10.917	121
	12/31/2009	10.917	12.669	133
	12/31/2010	12.669	13.425	137
	12/31/2011	13.425	14.697	142
	12/31/2012	14.697	15.667	123
	12/31/2013	15.667	13.941	64
	12/31/2014	13.941	14.088	50
2.05%
	12/31/2005	11.172	11.176	2
	12/31/2006	11.176	11.028	2
	12/31/2007	11.028	11.955	3
	12/31/2008	11.955	10.886	5
	12/31/2009	10.886	12.627	10
	12/31/2010	12.627	13.374	8
	12/31/2011	13.374	14.633	2
	12/31/2012	14.633	15.591	0
	12/31/2013	15.591	13.867	0
	12/31/2014	13.867	14.006	0
2.15%
	12/31/2005	11.153	11.146	143
	12/31/2006	11.146	10.987	110
	12/31/2007	10.987	11.900	105
	12/31/2008	11.900	10.824	154
	12/31/2009	10.824	12.543	194
	12/31/2010	12.543	13.271	190
	12/31/2011	13.271	14.507	273
	12/31/2012	14.507	15.441	238
	12/31/2013	15.441	13.719	126
	12/31/2014	13.719	13.844	105
2.35%
	12/31/2005	11.116	11.086	24
	12/31/2006	11.086	10.907	20
	12/31/2007	10.907	11.789	16
	12/31/2008	11.789	10.702	15
	12/31/2009	10.702	12.376	15
	12/31/2010	12.376	13.069	6
	12/31/2011	13.069	14.257	6
	12/31/2012	14.257	15.145	5
	12/31/2013	15.145	13.429	1
	12/31/2014	13.429	13.524	1
2.40%
	12/31/2005	11.107	11.072	1570
	12/31/2006	11.072	10.887	1490
	12/31/2007	10.887	11.761	1655
	12/31/2008	11.761	10.672	1545
	12/31/2009	10.672	12.335	1526
	12/31/2010	12.335	13.019	1503
	12/31/2011	13.019	14.196	1667
	12/31/2012	14.196	15.071	1458
	12/31/2013	15.071	13.358	1139
	12/31/2014	13.358	13.445	952

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

54

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2005	11.079	11.027	7
	12/31/2006	11.027	10.827	5
	12/31/2007	10.827	11.679	1
	12/31/2008	11.679	10.581	1
	12/31/2009	10.581	12.212	3
	12/31/2010	12.212	12.870	3
	12/31/2011	12.870	14.012	3
	12/31/2012	14.012	14.854	3
	12/31/2013	14.854	13.145	3
	12/31/2014	13.145	13.212	3
PIMCO VIT Total Return Portfolio
1.65%
	12/31/2005	12.990	13.092	1025
	12/31/2006	13.092	13.374	978
	12/31/2007	13.374	14.306	931
	12/31/2008	14.306	14.747	813
	12/31/2009	14.747	16.547	802
	12/31/2010	16.547	17.597	697
	12/31/2011	17.597	17.935	501
	12/31/2012	17.935	19.334	394
	12/31/2013	19.334	18.645	293
	12/31/2014	18.645	19.125	234
1.85%
	12/31/2005	12.863	12.938	505
	12/31/2006	12.938	13.190	416
	12/31/2007	13.190	14.081	375
	12/31/2008	14.081	14.486	304
	12/31/2009	14.486	16.222	297
	12/31/2010	16.222	17.217	248
	12/31/2011	17.217	17.513	181
	12/31/2012	17.513	18.841	124
	12/31/2013	18.841	18.133	90
	12/31/2014	18.133	18.562	79
1.90%
	12/31/2005	12.831	12.899	114
	12/31/2006	12.899	13.145	98
	12/31/2007	13.145	14.026	88
	12/31/2008	14.026	14.422	95
	12/31/2009	14.422	16.142	95
	12/31/2010	16.142	17.123	93
	12/31/2011	17.123	17.409	80
	12/31/2012	17.409	18.719	78
	12/31/2013	18.719	18.007	42
	12/31/2014	18.007	18.424	38
1.95%
	12/31/2005	12.800	12.861	659
	12/31/2006	12.861	13.099	619
	12/31/2007	13.099	13.970	482
	12/31/2008	13.970	14.358	525
	12/31/2009	14.358	16.062	492
	12/31/2010	16.062	17.030	481
	12/31/2011	17.030	17.305	458
	12/31/2012	17.305	18.599	347
	12/31/2013	18.599	17.882	194
	12/31/2014	17.882	18.287	141

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

55

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.00%
	12/31/2005	12.707	12.762	153
	12/31/2006	12.762	12.991	143
	12/31/2007	12.991	13.848	220
	12/31/2008	13.848	14.225	212
	12/31/2009	14.225	15.905	184
	12/31/2010	15.905	16.856	217
	12/31/2011	16.856	17.120	201
	12/31/2012	17.120	18.390	161
	12/31/2013	18.390	17.672	102
	12/31/2014	17.672	18.064	73
2.05%
	12/31/2005	12.737	12.785	12
	12/31/2006	12.785	13.009	6
	12/31/2007	13.009	13.860	13
	12/31/2008	13.860	14.230	18
	12/31/2009	14.230	15.903	21
	12/31/2010	15.903	16.845	9
	12/31/2011	16.845	17.100	5
	12/31/2012	17.100	18.360	2
	12/31/2013	18.360	17.634	1
	12/31/2014	17.634	18.016	0
2.15%
	12/31/2005	12.674	12.710	966
	12/31/2006	12.710	12.919	887
	12/31/2007	12.919	13.751	811
	12/31/2008	13.751	14.104	804
	12/31/2009	14.104	15.746	824
	12/31/2010	15.746	16.662	790
	12/31/2011	16.662	16.897	709
	12/31/2012	16.897	18.124	674
	12/31/2013	18.124	17.391	421
	12/31/2014	17.391	17.749	311
2.35%
	12/31/2005	12.550	12.560	42
	12/31/2006	12.560	12.742	40
	12/31/2007	12.742	13.535	37
	12/31/2008	13.535	13.854	29
	12/31/2009	13.854	15.437	30
	12/31/2010	15.437	16.302	36
	12/31/2011	16.302	16.499	28
	12/31/2012	16.499	17.661	11
	12/31/2013	17.661	16.913	7
	12/31/2014	16.913	17.227	7
2.40%
	12/31/2005	12.519	12.523	1264
	12/31/2006	12.523	12.698	1534
	12/31/2007	12.698	13.481	1457
	12/31/2008	13.481	13.792	2054
	12/31/2009	13.792	15.360	2256
	12/31/2010	15.360	16.213	2334
	12/31/2011	16.213	16.401	2210
	12/31/2012	16.401	17.548	2325
	12/31/2013	17.548	16.795	1832
	12/31/2014	16.795	17.099	1620

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

56

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2005	12.427	12.412	17
	12/31/2006	12.412	12.567	17
	12/31/2007	12.567	13.322	14
	12/31/2008	13.322	13.609	14
	12/31/2009	13.609	15.133	15
	12/31/2010	15.133	15.949	13
	12/31/2011	15.949	16.110	12
	12/31/2012	16.110	17.211	11
	12/31/2013	17.211	16.448	8
	12/31/2014	16.448	16.721	7
PIMCO VIT Unconstrained Bond Portfolio
1.65%
	12/31/2011	N/A	9.786	2
	12/31/2012	9.786	10.370	0
	12/31/2013	10.370	10.087	0
	12/31/2014	10.087	10.224	0
1.85%
	12/31/2011	N/A	9.772	4
	12/31/2012	9.772	10.336	2
	12/31/2013	10.336	10.033	0
	12/31/2014	10.033	10.149	0
1.90%
	12/31/2011	N/A	9.769	6
	12/31/2012	9.769	10.327	6
	12/31/2013	10.327	10.019	6
	12/31/2014	10.019	10.130	8
1.95%
	12/31/2011	N/A	9.766	10
	12/31/2012	9.766	10.318	7
	12/31/2013	10.318	10.006	7
	12/31/2014	10.006	10.112	5
2.00%
	12/31/2011	N/A	9.763	0
	12/31/2012	9.763	10.310	0
	12/31/2013	10.310	9.993	0
	12/31/2014	9.993	10.093	4
2.05%
	12/31/2011	N/A	9.759	0
	12/31/2012	9.759	10.301	0
	12/31/2013	10.301	9.979	0
	12/31/2014	9.979	10.074	0
2.15%
	12/31/2011	N/A	9.753	8
	12/31/2012	9.753	10.284	9
	12/31/2013	10.284	9.952	12
	12/31/2014	9.952	10.037	14
2.35%
	12/31/2011	N/A	9.740	0
	12/31/2012	9.740	10.249	0
	12/31/2013	10.249	9.899	0
	12/31/2014	9.899	9.964	0
2.40%
	12/31/2011	N/A	9.736	46
	12/31/2012	9.736	10.241	85
	12/31/2013	10.241	9.886	56
	12/31/2014	9.886	9.946	155

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

57

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2011	N/A	9.727	0
	12/31/2012	9.727	10.215	0
	12/31/2013	10.215	9.846	0
	12/31/2014	9.846	9.891	0
Templeton Global Bond VIP Fund
1.65%
	12/31/2007	N/A	30.931	6
	12/31/2008	30.931	32.312	51
	12/31/2009	32.312	37.721	31
	12/31/2010	37.721	42.464	43
	12/31/2011	42.464	41.407	55
	12/31/2012	41.407	46.862	34
	12/31/2013	46.862	46.846	16
	12/31/2014	46.846	46.924	17
1.85%
	12/31/2007	N/A	29.822	0
	12/31/2008	29.822	31.090	4
	12/31/2009	31.090	36.222	7
	12/31/2010	36.222	40.696	10
	12/31/2011	40.696	39.604	13
	12/31/2012	39.604	44.731	9
	12/31/2013	44.731	44.626	5
	12/31/2014	44.626	44.611	4
1.90%
	12/31/2007	N/A	29.551	2
	12/31/2008	29.551	30.792	5
	12/31/2009	30.792	35.857	5
	12/31/2010	35.857	40.265	8
	12/31/2011	40.265	39.165	7
	12/31/2012	39.165	44.213	6
	12/31/2013	44.213	44.088	4
	12/31/2014	44.088	44.051	3
1.95%
	12/31/2007	N/A	29.282	13
	12/31/2008	29.282	30.497	22
	12/31/2009	30.497	35.496	26
	12/31/2010	35.496	39.839	28
	12/31/2011	39.839	38.732	33
	12/31/2012	38.732	43.702	36
	12/31/2013	43.702	43.556	25
	12/31/2014	43.556	43.498	16
2.00%
	12/31/2007	N/A	29.016	20
	12/31/2008	29.016	30.205	5
	12/31/2009	30.205	35.138	2
	12/31/2010	35.138	39.418	7
	12/31/2011	39.418	38.303	7
	12/31/2012	38.303	43.196	10
	12/31/2013	43.196	43.031	7
	12/31/2014	43.031	42.952	6
2.05%
	12/31/2007	N/A	28.752	0
	12/31/2008	28.752	29.915	0
	12/31/2009	29.915	34.783	0
	12/31/2010	34.783	39.001	0
	12/31/2011	39.001	37.879	0
	12/31/2012	37.879	42.696	0
	12/31/2013	42.696	42.512	0
	12/31/2014	42.512	42.412	0

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

58

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2007	N/A	28.232	14
	12/31/2008	28.232	29.344	40
	12/31/2009	29.344	34.086	70
	12/31/2010	34.086	38.180	73
	12/31/2011	38.180	37.045	83
	12/31/2012	37.045	41.714	65
	12/31/2013	41.714	41.492	34
	12/31/2014	41.492	41.354	23
2.35%
	12/31/2007	N/A	27.219	0
	12/31/2008	27.219	28.235	1
	12/31/2009	28.235	32.731	0
	12/31/2010	32.731	36.590	2
	12/31/2011	36.590	35.431	2
	12/31/2012	35.431	39.817	2
	12/31/2013	39.817	39.526	2
	12/31/2014	39.526	39.316	1
2.40%
	12/31/2007	N/A	26.971	89
	12/31/2008	26.971	27.964	186
	12/31/2009	27.964	32.401	255
	12/31/2010	32.401	36.203	278
	12/31/2011	36.203	35.039	294
	12/31/2012	35.039	39.357	309
	12/31/2013	39.357	39.049	253
	12/31/2014	39.049	38.822	237
2.55%
	12/31/2007	N/A	26.243	1
	12/31/2008	26.243	27.168	2
	12/31/2009	27.168	31.431	7
	12/31/2010	31.431	35.066	8
	12/31/2011	35.066	33.888	8
	12/31/2012	33.888	38.007	8
	12/31/2013	38.007	37.653	8
	12/31/2014	37.653	37.378	7

Allianz Rewards® Variable Annuity Statement of Additional Information – April 27, 2015

59

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2014 and 2013
3.	Consolidated Statements of Operations – Years ended December 31, 2014, 2013, and 2012
4.	Consolidated Statements of Comprehensive Income (Loss) – Years ended December 31, 2014, 2013, and 2012
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2014, 2013, and 2012
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2014, 2013, and 2012
7.	Notes to Consolidated Financial Statements – December 31, 2014 and 2013
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2014
3.	Statements of Operations – For the year ended December 31, 2014
4.	Statements of Changes in Net Assets – For the year ended December 31, 2014 and 2013
5.	Notes to the Financial Statements – December 31, 2014
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement between North American Life and Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003 incorporated by reference as exhibit EX-99.B3.b. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity Original Contract and Schedule Page - L40236(6-00) incorporated by reference as exhibit EX-99.B4. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.

b.
Individual Variable Annuity-May 2003 Contract - L40236(5-03) incorporated by reference as exhibit EX-99.B4.b. from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

c.
Contract Schedule Page-September 2002 Contract - S40098(6-00) incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on June 21, 2002.

d.
Contract Schedule Page-May 2003 Contracts - S40098(5-03) incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

e.
Contract Schedule Page-PRIME Plus - S40098(1-06) incorporated by reference as exhibit EX-99.B4.e. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2006.

f.
Contract Schedule Addendum-add, reset-PRIME Plus - S40728-A-R incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2006.

g.
Contract Schedule Addendum-drop-PRIME Plus - S40728-D incorporated by reference as exhibit EX-99.B4.g. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2006.

h.
Asset Allocation Rider-PRIME Plus - S40721-REW incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2006.

i.
PRIME Plus Benefit Rider - S40722 incorporated by reference as exhibit EX-99.B4.i. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2006.

j.
Annuity Option 6 Amendment Endorsement - S40397 incorporated by reference as exhibit EX-99.B4.e. from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

	k.	Waiver of CDSC Endorsement - S40104 incorporated by reference as exhibit EX-99.B4.a. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.
	l.	Traditional GMDB Endorsement - S40105 incorporated by reference as exhibit EX-99.B4.b. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.
m.
Traditional GMDB Rider II-PRIME Plus - S40727 incorporated by reference as exhibit EX-99.B4.m. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2006.

n.
Enhanced GMDB Endorsement-Original Contracts - S40107 incorporated by reference as exhibit EX-99.B4.c. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.

o.
Enhanced GMDB Endorsement-September 2002 Contracts - S40242 incorporated by reference as exhibit EX-99.B4.k. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on June 21, 2002.

p.
Enhanced GMDB Endorsement-May 2003 Contracts - S40390 incorporated by reference as exhibit EX-99.B4.j. from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

q.
Enhanced GMDB Rider II-PRIME Plus - S40726 incorporated by reference as exhibit EX-99.B4.q. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2006.

	r.	IRA Endorsement incorporated by reference as exhibit EX-99.B4.d. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.
	s.	Unisex Endorsement incorporated by reference as exhibit EX-99.B4.e. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.
t.
Pension Plan and Profit Sharing Plan Endorsement incorporated by reference as exhibit EX-99.B4.f. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.

	u.	Group Pension Plan Death Benefit Endorsement incorporated by reference as exhibit EX-99.B4.g. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.
	v.	403(b) Annuity Endorsement incorporated by reference as exhibit EX-99.B4.h. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.
	w.	Roth IRA Endorsement incorporated by reference as exhibit EX-99.B4.i. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.
x.
Traditional GMIB-Original and May 2003 Contracts - S40389 incorporated by reference as exhibit EX-99.B4.q. from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

y.
Enhanced GMIB Endorsement-September 2002 Contracts - S40241 incorporated by reference as exhibit EX-99.B4.j. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on June 21, 2002.

z.
Enhanced GMIB Endorsement-Original and May 2003 Contracts - S40391 incorporated by reference as exhibit EX-99.B4.s. from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

aa.
Traditional GPWB Endorsement - S40392 incorporated by reference as exhibit EX-99.B4.t. from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

ab.
Enhanced GPWB Endorsement - S40393 incorporated by reference as exhibit EX-99.B4.u. from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

ac.
Inherited IRA/Roth IRA Endorsement incorporated by reference as exhibit EX-99.B4.v. from Post-Effective Amendment No. 13 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2005.

5.	a.
Application for Individual Variable Ann-Original Contract - F40327 incorporated by reference as exhibit EX-99.B5. from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.

b.
Application for Individual Variable Ann-September 2002 Contract - F40327(06-02) incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on June 21, 2002.

c.
Application for Individual Variable Ann-May 2003 Contract - F40327(05-03) incorporated by reference as exhibit EX-99.B5.c. from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

d.
Application for Individual Variable Ann-PRIME Plus Contract - F40327(1-06) incorporated by reference as exhibit EX-99.B5.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2006.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.

d.
Administrative Service Agreement between BlackRock Advisors, LLC and Allianz Life incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos.333-82329 and 811-05618) electronically filed December 30, 1999.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.

g.
Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

h.
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06 incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

i.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

j.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.

k.
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.

l.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.

m.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/8/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.

n.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

o.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.

p.
Amendments to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.

q.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

r.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.

s.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.

t.
Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.

u.
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00 incorporated by reference as exhibit EX-99.B8.r. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

v.
Amendment to the Letter of Understandiing of the Administrative Support Service Agreement and between OppenheimerFunds Distributor, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014

w.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos.333-82329 and 811-05618) electronically filed December 30, 1999.

x.
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

y.
Amendment to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014.

z.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

aa.
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 26, 2011.

ab.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos.333-82329 and 811-05618) electronically filed December 30, 1999.

ac.
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

ad.
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 26, 2011.

ae.
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

af.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ag.
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ah.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

ai.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

aj.
Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.

ak.
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

al.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000 incorporated by reference as exhibit EX-99.B8.k. from Post-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.

am.
Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.

an.
Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.j. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos.333-82329 and 811-05618) electronically filed December 30, 1999.

ao.
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06 incorporated by reference as exhibit EX-99.B8.ad. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

ap.
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

aq.
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney incorporated by reference as exhibit EX-99.B13. from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 10, 2010.

b.
Power of Attorney-Walter White, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 6 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on February 16, 2012.

c.
Power of Attorney-Marna C. Whittington, incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

d.
Powers of Attorney-Jay S. Ralph and Thomas K. Naumann, incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on February 13, 2015.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
Giulio Terzariol	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, Secretary and General Counsel
Carsten Quitter	Senior Vice President, Chief Investment Officer
Cathy Mahone	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Patrick L. Nelson	Vice President, Chief Suitability Officer
Nicole A. Scanlon	Vice President, Controller
Jay S. Ralph Koeniginstrasse 28 Munich 80802 Germany	Director and Chairman of the Board
Marna C. Whittington 2959 Barley Mill Yorklyn, DE 19736	Director
Ronald M. Clark 14401 N. Giant Saquaro Place Oro Valley, AZ 85755	Director
David L. Conway 1043 Thornberry Creek Drive Oneida, WI 54155	Director
Thomas K. Naumann Seidlstrasse 24 – 24a Munich 80335 Germany	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2015, there were 11,499 qualified and 6,020 non-qualified Allianz Rewards Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Governor, Chief Executive Officer and President
Thomas Burns	Governor
Catherine A. Mahone	Governor
Giulio Terzariol	Governor
Jeffrey P. Pruitt	Vice President, Chief Compliance Officer
Aline P. Schellhas	Vice President, Chief Financial Officer and Treasurer
Corey Walther	Chief Operating Officer
Jennifer Sosniecki	Money Laundering Prevention Officer
Tracy M. Hardy	Assistant Secretary

For the period 1-1-2014 to 12-31-2014
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$232,295,443.17	$0	$0	$0
The $232,295,443.17 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 20th day of April, 2015.

ALLIANZ LIFE VARIABLE ACCOUNT B

(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE(2)

Walter R. White

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the20th day of April, 2015.

Signature	Title
Jay S. Ralph(4)	Director and Chairman of the Board
Walter R. White(2)	Director, President & Chief Executive Officer
Giulio Terzariol(1)	Director, Senior Vice President and Chief Financial Officer
Michael P. Sullivan(1)	Director
Dale E. Lauer(1)	Director
Marna C. Whittington(3)	Director
Thomas K. Naumann(4)	Director
(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13 from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 10, 2010.

(2)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 6 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on February 16, 2012.

(3)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

(4)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on February 13, 2015.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 26

TO FORM N-4

(FILE NOS. 333-95729 AND 811-05816)

ALLIANZ LIFE VARIABLE ACCOUNT B

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm